UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2025

Item 1:	Report(s) to Shareholders.

Class A

HYMAX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1430-A

05/25

Class C

HYMCX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.45%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1432-C

05/25

Class F

HYMFX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.73%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1038-F

05/25

Class F3

HYMOX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.58%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8986-F3

05/25

Class I

HYMIX

Lord Abbett High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1451-I

05/25

Class A

LCFIX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2-A

05/25

Class C

CALAX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.42%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-670-C

05/25

Class F

LCFFX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.69%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1030-F

05/25

Class F3

LCFOX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$28	0.56%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8985-F3

05/25

Class I

CAILX

Lord Abbett California Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3325-I

05/25

Class A

LISAX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1409-A

05/25

Class C

LISCX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.32%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1411-C

05/25

Class F

LISFX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$30	0.61%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1039-F

05/25

Class F3

LOISX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$22	0.45%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8987-F3

05/25

Class I

LAIIX

Lord Abbett Intermediate Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.51%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3326-I

05/25

Class A

LANSX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-6-A

05/25

Class C

LTNSX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.39%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-669-C

05/25

Class F

LANFX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$33	0.67%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1034-F

05/25

Class F3

LONSX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$26	0.53%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8988-F3

05/25

Class I

LTNIX

Lord Abbett National Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.57%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1452-I

05/25

Class A

LANJX

Lord Abbett New Jersey Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.82%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$151,512,032
# of Portfolio Holdings	193
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$325,989

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.97%
  A-4.90%
  A+7.47%
  AA13.58%
  AA-24.12%
  AA+1.57%
  AAA6.89%
  B+0.16%
  BB1.40%
  BB+1.67%
  BBB2.58%
  BBB-2.76%
  BBB+5.62%
  NR4.31%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-20-A

05/25

Class F

LNJFX

Lord Abbett New Jersey Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.72%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$151,512,032
# of Portfolio Holdings	193
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$325,989

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.97%
  A-4.90%
  A+7.47%
  AA13.58%
  AA-24.12%
  AA+1.57%
  AAA6.89%
  B+0.16%
  BB1.40%
  BB+1.67%
  BBB2.58%
  BBB-2.76%
  BBB+5.62%
  NR4.31%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1035-F

05/25

Class F3

LONJX

Lord Abbett New Jersey Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.59%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$151,512,032
# of Portfolio Holdings	193
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$325,989

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.97%
  A-4.90%
  A+7.47%
  AA13.58%
  AA-24.12%
  AA+1.57%
  AAA6.89%
  B+0.16%
  BB1.40%
  BB+1.67%
  BBB2.58%
  BBB-2.76%
  BBB+5.62%
  NR4.31%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8989-F3

05/25

Class I

LINJX

Lord Abbett New Jersey Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$151,512,032
# of Portfolio Holdings	193
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$325,989

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.97%
  A-4.90%
  A+7.47%
  AA13.58%
  AA-24.12%
  AA+1.57%
  AAA6.89%
  B+0.16%
  BB1.40%
  BB+1.67%
  BBB2.58%
  BBB-2.76%
  BBB+5.62%
  NR4.31%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3327-I

05/25

Class A

LSDAX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2074-A

05/25

Class C

LSDCX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.27%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2076-C

05/25

Class F

LSDFX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.55%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2078-F

05/25

Class F3

LSDOX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.41%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8992-F3

05/25

Class I

LISDX

Lord Abbett Short Duration Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2077-I

05/25

Class A

LANYX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.78%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-7-A

05/25

Class C

NYLAX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.42%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-671-C

05/25

Class F

LNYFX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.68%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1036-F

05/25

Class F3

LONYX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$27	0.55%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8990-F3

05/25

Class I

NYLIX

Lord Abbett New York Tax Free Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3328-I

05/25

Class A

SDHAX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3385-A

05/25

Class C

SDHCX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.28%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3386-C

05/25

Class F

SDHFX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.55%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3387-F

05/25

Class F3

HYMQX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$20	0.40%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8991-F3

05/25

Class I

SDHIX

Lord Abbett Short Duration High Income Municipal Bond Fund

Semi-Annual Shareholder Report

March 31, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Key Fund Statistics

 (as of March 31, 2025)

Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

What did the Fund invest in?

(as of March 31, 2025)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-3388-I

05/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the six-month period ended March 31, 2025

Table of Contents

Schedules of Investments (Item 7):
1	Short Duration Tax Free Fund
18	Intermediate Tax Free Fund
65	National Tax Free Fund
103	High Income Municipal Bond Fund
138	Short Duration High Income Municipal Bond Fund
165	California Tax Free Fund
182	New Jersey Tax Free Fund
193	New York Tax Free Fund
210	Statements of Assets and Liabilities (Item 7)
214	Statements of Operations (Item 7)
216	Statements of Changes in Net Assets (Item 7)
222	Financial Highlights (Item 7)
238	Notes to Financial Statements (Item 7)
257	Changes in and Disagreements with Accountants (Item 8)
257	Proxy Disclosures (Item 9)
257	Remuneration Paid to Directors, Officers, and Others (Item 10)
257	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 83.81%

MUNICIPAL BONDS 83.81%

Corporate-Backed 3.59%
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	$15,000,000	$15,086,047
California Municipal Finance Authority†	3.30%	#(a)	2/1/2039	A-	4,750,000	4,730,187
City of Farmington-Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	2,500,000	2,504,720
Industrial Development Board of the City of Mobile Alabama-Alabama Power Co AL	1.00%	#(a)	6/1/2034	A1	3,100,000	3,080,643
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	2,500,000	2,501,984
Ohio Air Quality Development Authority-American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	10,700,000	9,936,178
Ohio Air Quality Development Authority-Ohio valley Electric Corp	1.50%	#(a)	2/1/2026	Baa3	1,000,000	979,482
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	3,500,000	3,509,331
Parish of St. John the Baptist-Marathon Oil Corp LA	2.375%	#(a)	6/1/2037	A2	4,575,000	4,514,743
Parish of St. John the Baptist-Marathon Oil Corp LA	3.30%	#(a)	6/1/2037	A2	5,000,000	4,964,955
Parish of St. John the Baptist-Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	A2	4,650,000	4,683,159
Total						56,491,429

Education 4.42%
California Community Choice Financing Authority	4.614% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,013,719
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,755,307
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%		6/15/2029	NR	950,000	917,994
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2026	Aaa	1,000,000	1,027,496
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2027	Aaa	1,400,000	1,458,954
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	5.00%		8/15/2028	Aaa	800,000	844,307

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2028	Ba2	$1,135,000	$1,145,939
Illinois Finance Authority-Illinois Institute of Technology	5.00%		9/1/2029	Ba2	630,000	636,262
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2025	A1	7,490,000	7,512,584
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	6,891,265
New Jersey Educational Facilities Authority-Montclair State University Inc (AGM)	5.00%		7/1/2027	AA	1,445,000	1,511,581
New Jersey Educational Facilities Authority-State of New Jersey	5.00%		8/1/2029	A2	2,500,000	2,691,699
New York State Dormitory Authority-Pace University	5.00%		5/1/2025	BBB-	625,000	625,745
New York State Dormitory Authority-Pace University	5.00%		5/1/2026	BBB-	1,375,000	1,398,573
New York State Dormitory Authority-Pace University	5.00%		5/1/2027	BBB-	1,500,000	1,554,459
New York State Dormitory Authority-Pace University	5.00%		5/1/2028	BBB-	1,480,000	1,555,899
New York State Dormitory Authority-Pace University	5.00%		5/1/2036	BBB-	2,500,000	2,712,801
New York State Dormitory Authority-Pace University	5.00%		5/1/2037	BBB-	3,000,000	3,238,564
Northside Independent School District TX GO (PSF-GTD)	3.45%	#(a)	8/1/2054	Aaa	4,000,000	3,999,767
Ohio Air Quality Development Authority-Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,312,420
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2034	NR	625,000	640,018
Temple University-of The Commonwealth System of Higher Education PA (AGC)	5.00%		4/1/2031	AA	2,310,000	2,546,051
Temple University-of The Commonwealth System of Higher Education PA (AGC)	5.00%		4/1/2032	AA	2,850,000	3,172,410
Temple University-of The Commonwealth System of Higher Education PA (AGC)	5.00%		4/1/2033	AA	2,190,000	2,453,373
Total						69,617,187

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Energy 0.53%
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	$8,300,000	$8,311,304

General Obligation 10.98%
California State Public Works Board	5.00%		10/1/2026	NR	90,000	93,156
California State Public Works Board	5.00%		10/1/2026	Aa3	1,410,000	1,457,553
California State Public Works Board	5.00%		10/1/2027	NR	205,000	216,701
California State Public Works Board	5.00%		10/1/2027	Aa3	3,095,000	3,255,535
City of Chicago IL GO	5.00%		1/1/2026	BBB	6,890,000	6,960,335
City of Chicago IL GO	5.00%		1/1/2027	BBB	6,400,000	6,546,618
City of Jersey City NJ GO	4.50%		7/10/2025	NR	10,000,000	10,040,601
City of Lees Summit MO GO	5.00%		4/1/2027	Aaa	3,960,000	4,127,431
Commonwealth Financing Authority-Commonwealth of Pennsylvania Department of Community & Economic Development PA	5.00%		6/1/2025	Aa3	2,895,000	2,905,100
County of Cook IL GO	4.00%		11/15/2026	A+	4,945,000	5,012,123
County of Lake IL GO	4.00%		11/30/2027	AAA	2,620,000	2,685,761
Delaware Valley Regional Finance Authority PA	3.27% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	6,070,000	6,033,300
Eagle Mountain & Saginaw Independent School District TX GO (PSF-GTD)	4.00%	#(a)	8/1/2050	AAA	5,250,000	5,344,575
Florida Insurance Assistance Interlocal Agency, Inc.	5.00%		9/1/2025	Aa2	25,540,000	25,577,334
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	2,933,653
New Caney Independent School District TX GO (PSF-GTD)	4.00%	#(a)	2/15/2050	Aaa	6,500,000	6,609,890
Schenectady City School District NY (ST AID WITHHLDG)	4.00%		7/25/2025	NR	15,000,000	15,047,179
State of California GO	5.00%		9/1/2030	Aa2	10,200,000	10,278,540
State of Illinois GO	5.00%		12/1/2025	A-	10,000,000	10,123,925
State of Illinois GO	5.00%		3/1/2026	A-	4,050,000	4,119,244
State of Illinois GO	5.00%		11/1/2027	A-	5,000,000	5,213,596
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,168,043
State of Illinois GO	5.00%		10/1/2029	A-	5,880,000	6,248,583
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,219,870
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,343,592
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,186,589

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
State of New Jersey GO	5.00%		6/1/2027	A1		$5,000,000	$5,230,987
Township of Little Egg Harbor NJ GO	3.50%		12/18/2025	NR		5,861,000	5,874,407
Total							172,854,221

Health Care 20.53%
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	5.00%		4/1/2026	A		2,500,000	2,543,928
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon		6/30/2044	NR		1,399,000	1,033,212
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%		6/30/2039	NR		2,801,000	2,714,749
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%		6/30/2034	NR		208,897	225,271
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%		6/30/2034	NR		416,899	426,752
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2027	A		3,590,000	3,716,971
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%		4/1/2028	A		3,720,000	3,909,959
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group CA	5.00%		12/1/2037	BBB+		8,000,000	8,480,246
California Health Facilities Financing Authority-Providence St Joseph Health Obligated Group	5.00%	#(a)	10/1/2039	A		7,500,000	7,545,511
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2026	Baa2		1,345,000	1,370,623
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	B		10,000,000	9,213,649
Charlotte-Mecklenburg Hospital Authority-Atrium Health Obligated Group NC	5.00%	#(a)	1/15/2050	AA		4,275,000	4,545,876
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.00%		12/1/2035	A		3,085,000	3,349,241
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,862,408
City of Colby KS-Citizens Medical Center Inc	5.50%		7/1/2026	NR		5,600,000	5,615,970
City of Lenexa-Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(b)	990,000	990,075

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Seneca-Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR	$2,000,000	$2,001,928
Colorado Health Facilities Authority	5.00%		5/15/2033	AA+	4,375,000	4,825,102
Colorado Health Facilities Authority-AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	NR	185,000	190,601
Colorado Health Facilities Authority-AdventHealth Obligated Group	5.00%	#(a)	11/15/2049	AA	1,825,000	1,880,814
County of Lehigh-St Luke’s Hospital Obligated Group PA	3.97% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-	14,630,000	14,539,392
Crawford County Memorial Hospital Inc LA	5.00%		6/15/2027	NR	1,260,000	1,274,329
Gainesville & Hall County Hospital Authority	5.00%		10/15/2030	A	8,400,000	9,140,831
Gainesville & Hall County Hospital Authority-Northeast Georgia Health System Obligated Group GA	5.00%		10/15/2034	A	8,750,000	9,748,369
Harris County Cultural Education Facilities Finance Corp.	5.00%	#(a)	10/1/2051	Aa2	12,620,000	13,849,019
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	3.72% (MUNIPSA * 1 + .85%	)#	7/1/2049	AA-	11,000,000	11,002,254
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2037	AA-	6,000,000	6,593,798
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%	#(a)	7/1/2049	AA-	5,420,000	5,580,951
Health & Educational Facilities Authority of the State of Missouri-BJC Healthcare Obligated Group	5.00%		5/1/2030	AA	7,500,000	8,163,374
Health & Educational Facilities Authority of the State of Missouri-BJC Healthcare Obligated Group	5.00%	#(a)	4/1/2059	AA	14,800,000	16,337,489
Health & Educational Facilities Authority of the State of Missouri-SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+	10,000,000	10,499,147
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%		7/1/2027	BBB	5,000,000	5,120,480
Idaho Health Facilities Authority	5.00%	#(a)	3/1/2060	A	4,000,000	4,330,956

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Illinois Finance Authority-Plymouth Place Obligated Group	5.00%		5/15/2025	NR	$270,000	$270,625
Indiana Finance Authority	5.00%	#(a)	10/1/2062	AA	10,190,000	10,765,377
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	1,500,000	1,502,155
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%		6/1/2025	Baa2	1,400,000	1,401,080
Maryland Health & Higher Educational Facilities Authority-University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A	5,000,000	5,439,273
Massachusetts Development Finance Agency-Mass General Brigham Inc	5.00%		7/1/2031	AA-	5,000,000	5,200,663
Massachusetts Development Finance Agency-Mass General Brigham Inc	5.00%	#(a)	7/1/2050	AA-	10,000,000	10,782,046
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-	800,000	802,674
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Vanderbilt University Medical Center Obligated Group	5.00%		7/1/2029	A	5,000,000	5,365,248
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2028	A	1,500,000	1,591,145
Michigan Finance Authority-McLaren Health Care Corp Obligated Group	1.20%	#(a)	10/15/2038	A1	10,000,000	9,282,260
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	4.25%		10/1/2030	NR	1,250,000	1,248,218
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.00%		7/1/2038	AA-	2,500,000	2,751,898
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%		7/1/2025	BBB-	1,600,000	1,603,497
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2027	BBB-	1,400,000	1,448,426
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2028	BBB-	1,500,000	1,566,659

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2029	BBB-		$1,750,000	$1,843,316
New York State Dormitory Authority-Montefiore Obligated Group	5.00%		9/1/2030	BBB-		1,000,000	1,057,993
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%		5/1/2028	A-		3,740,000	3,959,990
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2030	BBB-		375,000	397,638
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2031	BBB-		2,250,000	2,398,638
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2032	BBB-		1,000,000	1,070,162
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.00%		10/1/2033	BBB-		1,000,000	1,071,036
Northampton County General Purpose Authority-St Luke’s Hospital Obligated Group PA	5.00%		8/15/2027	A-		3,250,000	3,381,564
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2025	BB		550,000	550,074
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%		8/15/2026	BB		800,000	811,630
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.25%		11/1/2039	A		8,000,000	8,691,628
Shelby County Health Educational & Housing Facilities Board-Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+		8,750,000	9,204,648
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,853,317
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.00%		11/1/2037	A+		4,000,000	4,314,194
State of Ohio-University Hospitals Health System Inc Obligated Group	5.00%		1/15/2027	A		250,000	257,810
Tarrant County Cultural Education Facilities Finance Corp.-Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	Aa2		2,180,000	2,219,684
Tulsa County Industrial Authority-Montereau Obligated Group OK	5.00%		11/15/2026	BBB-	(b)	500,000	503,650

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		$3,425,000	$3,670,386
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%		8/1/2029	A-		3,500,000	3,750,760
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		7,515,000	7,629,956
Winchester Economic Development Authority-Valley Health Obligated Group VA	5.00%		1/1/2039	A+		1,350,000	1,437,466
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.00%		2/15/2029	BBB		6,200,000	6,521,799
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	4.20%		8/15/2028	BBB-	(b)	5,000,000	4,965,041
Total							323,206,899

Housing 9.34%
Atlanta Urban Residential Finance Authority-North Block Associates LLC GA (FHA), (HUD)	3.40%	#(a)	2/1/2029	Aaa		2,500,000	2,509,585
California Housing Finance Agency-Del Sur Family Housing LP	5.00%	#(a)	5/1/2054	Aaa		1,750,000	1,793,036
Colorado Housing & Finance Authority (GNMA)	6.00%		5/1/2053	AA		2,410,000	2,607,372
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA		2,480,000	2,495,241
Connecticut Housing Finance Authority	6.25%		5/15/2054	AAA		2,365,000	2,564,100
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)(c)	6.25%		10/1/2055	Aaa		5,000,000	5,597,368
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+		2,180,000	2,196,104
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+		5,000,000	5,485,176
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.25%		7/1/2049	AA+		1,775,000	1,790,718
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	5.00%		7/1/2053	AA+		5,945,000	6,153,284
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2054	AA+		5,425,000	5,883,060

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+		$2,500,000	$2,777,822
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+		3,530,000	3,956,276
Missouri Housing Development Commission (FHLMC), (FNMA), (GNMA)	3.25%		11/1/2052	AA+		1,525,000	1,506,725
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		3,510,000	3,789,692
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.00%		12/15/2031	Baa1		500,000	507,674
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3		500,000	506,933
New York State Housing Finance Agency (FHA), (SONYMA)	0.75%		11/1/2025	Aa2		270,000	264,500
New York State Housing Finance Agency (SONYMA)	0.75%		11/1/2025	Aa2		6,505,000	6,381,982
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	4.00%		1/1/2050	AA+		1,705,000	1,710,464
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+		5,415,000	5,863,360
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1		2,455,000	2,469,913
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2055	Aaa		3,990,000	4,362,488
Seattle Housing Authority-Yesler Block 6.6 LLLP WA (HUD)	5.00%		6/1/2027	AA		7,000,000	7,156,864
South Dakota Housing Development Authority (FHLMC), (FNMA), (GNMA)	6.25%		5/1/2055	AAA		6,735,000	7,330,482
State of New York Mortgage Agency Homeowner Mortgage Revenue	3.50%		4/1/2049	Aa1		425,000	423,893
Texas State Affordable Housing Corp.-AHFC-FC Norman Housing LP	3.625%	#(a)	1/1/2045	Aaa		3,400,000	3,423,934
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		7,040,000	7,860,099
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%		7/1/2055	Aa2		5,100,000	5,681,587
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	3,800,000	3,887,103
Virginia Housing Development Authority	3.625%	#(a)	7/1/2055	AAA		26,000,000	26,000,824
Wisconsin Housing & Economic Development Authority-East National LLC	5.00%	#(a)	8/1/2058	Aaa		2,000,000	2,046,605

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+	$8,500,000	$8,552,719
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD)	0.81%	#(a)	11/1/2052	AA+	1,545,000	1,540,189
Total						147,077,172

Lease Obligations 1.27%
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A1	500,000	502,415
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%		11/1/2028	A2	1,315,000	1,397,535
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2026	A2	4,000,000	4,092,274
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2025	A2	1,250,000	1,254,611
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2025	A2	12,500,000	12,668,536
Total						19,915,371

Multi-Family Housing 0.17%
Illinois Housing Development Authority-South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,702,576

Other Revenue 3.94%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,325,000	12,364,149
California Infrastructure & Economic Development Bank-Museum Associates	3.98% (MUNIPSA * 1 + .70%	)#	12/1/2050	A3	6,500,000	6,477,673
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	1,605,000	1,614,058
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	1,920,000	1,928,247
Illinois Finance Authority-Field Museum Natural of History	4.238% (SOFR * .70 + 1.20%	)#	11/1/2034	A	4,285,000	4,282,587
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†(d)	3.50%		7/1/2025	NR	425,000	297,500
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	19,085,000	19,128,993
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A1	4,850,000	4,856,499

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Public Finance Authority-Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	$2,135,000	$2,152,699
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%	#(a)	5/15/2051	AA+	5,700,000	5,818,779
Washington Convention & Sports Authority DC	5.00%		10/1/2030	Aa2	3,000,000	3,128,785
Total						62,049,969

Pollution Control 0.46%
North Carolina Capital Facilities Finance Agency-Republic Services Inc	3.40%	#(a)	7/1/2034	BBB+	7,250,000	7,248,565

Special Tax 0.41%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	2,495,000	2,535,966
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.88% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	2,000,000	1,999,993
Village Community Development District No. 13 FL†	1.875%		5/1/2025	NR	585,000	584,098
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,455,000	1,358,816
Total						6,478,873

Tax Revenue 2.11%
City of Sparks NV†	2.75%		6/15/2028	Baa2	150,000	145,987
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2026	NR	2,000,000	2,040,356
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A2	3,995,000	4,230,035
New York City Transitional Finance Authority-New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%		11/1/2032	AAA	14,000,000	15,656,806
New York State Housing Finance Agency-State of New York Personal Income Tax Revenue	3.35%	#(a)	6/15/2054	Aa1	3,610,000	3,610,374
New York State Housing Finance Agency-State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,491,387

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2032	AA	$2,875,000	$3,210,142
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2033	AA	2,500,000	2,811,603
Total						33,196,690

Taxable Revenue-Water & Sewer 1.50%
Jersey City Municipal Utilities Authority NJ	4.75%		5/1/2025	NR	6,000,000	6,008,035
Jersey City Municipal Utilities Authority Sewer Fund NJ	5.00%		5/1/2025	NR	4,875,000	4,881,598
Washington Suburban Sanitary Commission MD	4.00%		6/15/2032	AAA	5,000,000	5,063,044
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,720,797
Total						23,673,474

Transportation 4.19%
Central Texas Turnpike System	5.00%		8/15/2031	A-	7,500,000	8,248,040
Chicago Transit Authority Capital Grant Receipts Revenue IL	5.00%		6/1/2025	A+	2,000,000	2,005,185
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,250,000	2,324,874
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	1,675,000	1,730,740
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,315,000	2,392,038
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2036	A2	5,500,000	5,996,102
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2033	A2	11,500,000	12,697,877
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2033	A2	4,000,000	4,417,285
New Jersey Turnpike Authority (AGM)	5.25%		1/1/2026	AA	7,645,000	7,783,247
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2028	AA	1,500,000	1,547,759
North Texas Tollway Authority	5.00%		1/1/2026	AA-	5,500,000	5,588,511
North Texas Tollway Authority	5.00%		1/1/2031	A+	5,250,000	5,744,837
Port Authority of New York & New Jersey	3.00%		12/1/2027	AA-	2,500,000	2,469,365
State of Illinois GO	5.00%		11/1/2025	A-	3,000,000	3,032,604
Total						65,978,464

Utilities 20.37%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	4,012,820
California Community Choice Financing Authority	5.00%	#(a)	11/1/2055	A1	14,500,000	15,192,063

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	Aaa	$9,500,000	$10,310,727
California Community Choice Financing Authority	5.25%		11/1/2054	A2	8,800,000	9,337,144
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,343,724
Central Plains Energy Project NE	5.095% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,687,758
City of Rockport-Indiana Michigan Power Co IN	3.05%		6/1/2025	A3	3,500,000	3,496,427
City of Seattle Municipal Light & Power Revenue WA	3.12% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	5,000,000	4,934,989
Delaware State Economic Development Authority-Delmarva Power & Light Co	1.05%	#(a)	1/1/2031	A	6,315,000	6,263,811
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,857,294
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	16,000,000	15,771,670
Development Authority of Burke County-Georgia Power Co	2.875%	#(a)	12/1/2049	A	5,650,000	5,623,802
Development Authority of Burke County-Georgia Power Co	3.375%	#(a)	11/1/2048	A	7,750,000	7,776,749
Development Authority of Burke County-Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	3,000,000	2,990,928
Development Authority of Monroe County-Georgia Power Co	3.875%	#(a)	6/1/2042	A	6,000,000	6,040,109
Energy Southeast A Cooperative District AL	5.115% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,087,965
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,384,688
Illinois Finance Authority-Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	4,877,632
Indiana Finance Authority-Indianapolis Power & Light Co	0.65%		8/1/2025	A2	4,500,000	4,448,690
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,694,342
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,751,189
Kentucky Public Energy Authority	5.25%	#(a)	6/1/2055	A1	13,000,000	13,741,478
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	12,000,000	11,861,724
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2030	A1	6,000,000	6,515,789

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Lower Colorado River Authority TX	5.00%	#(a)	5/15/2039	A		$20,000,000	$20,905,960
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-		18,000,000	17,969,047
Missouri Joint Municipal Electric Utility Commission	5.00%		12/1/2030	A2		5,000,000	5,469,359
Missouri Joint Municipal Electric Utility Commission	5.00%		12/1/2031	A2		6,470,000	7,146,481
Montgomery County Industrial Development Authority-Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+		7,760,000	7,926,710
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%		3/1/2028	A2		2,840,000	2,991,311
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B		1,100,000	1,108,450
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2030	A		2,000,000	2,171,809
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2031	A		1,375,000	1,507,470
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2032	A		3,000,000	3,315,427
Public Power Generation Agency NE	5.00%		1/1/2031	A2		1,500,000	1,642,207
Public Power Generation Agency NE	5.00%		1/1/2032	A2		1,200,000	1,327,218
South Carolina Public Service Authority	5.00%		12/1/2028	A-		4,325,000	4,619,148
Southeast Energy Authority A Cooperative District AL	4.705% (SOFR * .67 + 1.79%	)#	5/1/2053	A2		18,000,000	18,296,644
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	3/1/2055	A1		4,550,000	4,778,429
Southern California Public Power Authority-City of Anaheim Electric System Revenue CA	5.00%	#(a)	4/1/2055	A2		5,250,000	5,511,755
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(b)	9,040,000	9,281,604
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		2,500,000	2,580,199
Texas Municipal Gas Acquisition & Supply Corp. IV	5.25%		1/1/2030	A1		4,660,000	4,903,454
West Virginia Economic Development Authority-Appalachian Power Co	0.625%	#(a)	12/1/2038	BBB+		8,500,000	8,311,718
Total							320,767,912
Total Municipal Bonds (cost $1,323,608,931)							1,319,570,106

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 15.42%

VARIABLE RATE DEMAND NOTES 15.42%

Education 3.49%
New York State Dormitory Authority-Pace University	3.700%	4/3/2025	5/1/2044	BBB-	$20,000,000	$20,000,000
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	3.670%	4/3/2025	9/1/2045	A	21,875,000	21,875,000
Philadelphia Authority for Industrial Development-Thomas Jefferson University Obligated PA	3.670%	4/3/2025	9/1/2050	A	13,125,000	13,125,000
Total						55,000,000

General Obligation 1.20%
City of New York NY GO	3.600%	4/1/2025	10/1/2046	AA	7,070,000	7,070,000
City of New York NY GO	3.650%	4/1/2025	4/1/2042	AA	1,805,000	1,805,000
Florida Insurance Assistance Interlocal Agency, Inc.	3.610%	4/3/2025	9/1/2032	Aa2	10,000,000	10,000,000
Total						18,875,000

Health Care 8.57%
Harris County Cultural Education Facilities Finance Corp.-Baylor College of Medicine TX	3.370%	4/3/2025	11/15/2046	A	39,975,000	39,975,000
Health Care Authority for Baptist Health-Brazos Presbyterian Homes Obligated Group AL	4.290%	4/3/2025	11/1/2042	A3	29,133,000	29,133,000
Rib Floater Trust Various States FL†	3.220%	4/3/2025	10/1/2054	A1	19,180,000	19,180,000
State of Ohio-University Hospitals Health System Inc Obligated Group	3.400%	4/3/2025	1/15/2033	A	10,000,000	10,000,000
State of Ohio-University Hospitals Health System Inc Obligated Group	3.400%	4/3/2025	1/15/2045	A	10,035,000	10,035,000
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	4.570%	4/3/2025	2/15/2053	BBB	26,675,000	26,675,000
Total						134,998,000

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Home Furnishings 0.64%
Rib Floater Trust Various States MD†	3.220%	4/3/2025	11/15/2049	A1	$10,000,000	$10,000,000

Pollution Control 1.52%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	3.900%	4/3/2025	4/1/2040	BBB+	23,900,000	23,900,000
Total Short-Term Investments (cost $242,773,000)						242,773,000
Total Investments in Securities 99.23% (cost $1,566,381,931)						1,562,343,106
Other Assets and Liabilities – Net 0.77%						12,095,222
Net Assets 100.00%						$1,574,438,328

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $82,458,244, which represents 5.24% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	Defaulted (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,319,570,106	$–	$1,319,570,106
Short-Term Investments
Variable Rate Demand Notes	–	242,773,000	–	242,773,000
Total	$–	$1,562,343,106	$–	$1,562,343,106

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.44%

MUNICIPAL BONDS 98.44%

Corporate-Backed 9.14%
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	$7,972,173	$7,502,449
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	31,580,000	31,761,159
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	550,000	550,300
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR	5,400,000	5,430,333
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	22,200,000	22,200,226
California Municipal Finance Authority- Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	7,250,000	7,255,827
City of Farmington-Public Service Co of New Mexico	3.90%	#(a)	6/1/2040	BBB	7,000,000	7,013,215
City of Granite City-Waste Management of Illinois Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	5,151,868
City of Henderson-Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	7,055,000	6,920,082
City of Houston Airport System Revenue- United Airlines Inc TX AMT	5.00%		7/1/2029	BB	2,295,000	2,295,978
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	619,742
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	7,430,000	7,569,342
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,982,175
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,845,000	1,879,300
Hoover Industrial Development Board- United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-	8,525,000	9,552,050
Indiana Finance Authority-Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	916,259
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,338,978
Indiana Finance Authority-Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	9,850,000	9,362,357
Indiana Finance Authority-United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,627,188
Indiana Finance Authority-United States Steel Corp AMT	6.75%		5/1/2039	BB-	1,500,000	1,687,915

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Industrial Development Authority of the County of Yavapai-Waste Management Inc AZ AMT	1.30%		6/1/2027	A-	$4,650,000	$4,361,687
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	13,710,000	13,720,882
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	11,050,000	11,720,569
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A	3,020,000	3,118,584
Louisiana Local Government Environmental Facilities & Community Development Authority-Westlake Corp	3.50%		11/1/2032	BBB+	7,655,000	7,317,747
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	12,000,000	12,883,568
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	2,570,000	1,721,900
Maryland Economic Development Corp.- Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,206,832
Massachusetts Development Finance Agency-Waste Management of Massachusetts Inc AMT†	1.25%		5/1/2027	A-	3,250,000	3,052,611
Matagorda County Navigation District No. 1-AEP Texas Inc	2.60%		11/1/2029	BBB+	6,800,000	6,406,240
Matagorda County Navigation District No. 1-AEP Texas Inc	4.00%		6/1/2030	BBB+	8,000,000	8,001,746
Michigan Strategic Fund-Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	5,640,000	5,630,648
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	9,971,228
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB+	4,597,984	4,587,085
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,667,723
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B	6,225,000	6,194,692
New Hampshire Business Finance Authority-New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	9,235,000	9,239,166
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB	15,990,000	16,006,647
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB	1,500,000	1,504,560

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	$2,450,000	$2,463,663
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,013,597
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,880,200
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,920,000	1,925,427
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2	16,385,000	18,466,657
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,900,000	2,884,063
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,893,378
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,044,267
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	1,285,000	1,285,036
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	1,620,000	1,678,213
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,909,647
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa2	3,110,000	3,139,188
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B	5,500,000	5,140,590
Ohio Air Quality Development Authority-American Electric Power Co Inc	2.40%	#(a)	12/1/2038	BBB	5,685,000	5,279,175
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.50%	#(a)	11/1/2042	BBB	8,800,000	8,173,304
Ohio Air Quality Development Authority-American Electric Power Co Inc AMT	2.60%	#(a)	6/1/2041	BBB	18,210,000	16,987,031
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	7,685,000	7,705,488
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	1,500,000	1,634,062
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	9,825,000	10,709,703
Parish of St. John the Baptist-Marathon Oil Corp LA	4.05%	#(a)	6/1/2037	A2	7,750,000	7,805,265
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B	1,035,000	836,841
Phenix City Industrial Development Board- WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,447,963

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Port of Beaumont Industrial Development Authority-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	4.10%		1/1/2028	NR	$8,000,000	$7,261,469
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	10.00%		7/1/2026	NR	5,000,000	5,137,067
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	6,000,000	5,629,022
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	7,220,000	6,358,720
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,493,769
Public Finance Authority-TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	2,150,000	2,151,361
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,885,000	2,884,704
State of Nevada Department of Business & Industry-Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	8,050,000	8,023,858
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	6,740,000	6,811,567
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,596,347
Village Community Development District No 15 Series 2024 Special Assessment FL†	4.55%		5/1/2044	NR	5,750,000	5,650,200
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	2,200,000	2,253,284
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,180,000	5,267,232
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	440,000	438,961
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	2,450,000
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	5,800,000	5,863,567
Total						455,504,744

Education 4.93%
California Community Choice Financing Authority	4.614% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,009,146
California Infrastructure & Economic Development Bank-University of California	5.00%		5/15/2042	AA	4,105,000	4,227,856

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California School Finance Authority-Aspire Public Schools Obligated Group†	5.00%		8/1/2036	NR		$125,000	$125,720
California School Finance Authority-Aspire Public Schools Obligated Group†	5.00%		8/1/2036	BBB-		1,475,000	1,475,231
California State University	0.55%	#(a)	11/1/2049	Aa2		6,750,000	6,419,664
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		2,160,000	2,064,214
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(c)	3,230,000	3,382,967
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(c)	1,625,000	1,759,122
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(c)	1,125,000	1,213,639
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(c)	2,175,000	2,336,271
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(c)	6,220,000	6,591,040
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2031	AA		5,000,000	5,164,782
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.125%		8/15/2030	NR		3,500,000	3,514,926
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.75%		8/15/2038	NR		1,405,000	1,413,836
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.00%		8/15/2038	Baa3		19,860,000	19,955,358
Clinton County Capital Resource Corp.-Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.50%		7/1/2040	A3		1,100,000	1,101,928
Clinton County Capital Resource Corp.-Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	4.75%		7/1/2043	A3		1,100,000	1,084,331
Connecticut State Health & Educational Facilities Authority-Quinnipiac University	5.00%		7/1/2033	A-		8,230,000	8,250,030
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2027	BB+		1,255,000	1,262,517
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+		2,400,000	2,404,791
County of Lincoln-Augustana College Association SD	4.00%		8/1/2041	BBB-		500,000	433,126
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2027	Ba3		1,545,000	1,552,791

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%	11/1/2037	Ba3	$1,500,000	$1,477,722
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2040	BBB-	1,150,000	1,175,005
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2045	BBB-	2,000,000	2,018,281
Duval County Public Schools FL	5.00%	7/1/2032	A+	7,040,000	7,066,639
Duval County Public Schools FL COPS (AGM)	5.00%	7/1/2035	AA	3,750,000	3,999,942
Illinois Finance Authority-Illinois Institute of Technology	4.00%	9/1/2035	Ba2	2,600,000	2,327,905
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2030	Ba2	625,000	630,119
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2031	Ba2	1,100,000	1,104,249
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2032	Ba2	1,100,000	1,100,836
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2033	Ba2	1,000,000	994,957
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2034	Ba2	3,720,000	3,676,653
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2036	Ba2	3,225,000	3,147,353
Illinois Finance Authority-Noble Network of Charter Schools	5.00%	9/1/2025	BBB	325,000	327,800
Indiana Finance Authority-Ohio Valley Electric Corp	4.25%	11/1/2030	Baa3	14,550,000	14,863,196
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2035	BB	2,350,000	2,352,655
IPS Multi-School Building Corp.-Indianapolis Board of School Commissioners IN (ST INTERCEPT)	5.00%	7/15/2041	Aa2	2,125,000	2,253,971
Lehigh County General Purpose Authority-Muhlenberg College PA	5.00%	2/1/2039	A3	6,495,000	6,590,410
Miami-Dade County Educational Facilities Authority-University of Miami FL	5.00%	4/1/2041	A2	5,000,000	5,329,202
Miami-Dade County Educational Facilities Authority-University of Miami FL	5.00%	4/1/2042	A2	16,000,000	16,929,227
Miami-Dade County Educational Facilities Authority-University of Miami FL (AMBAC)	5.25%	4/1/2028	A2	5,000,000	5,324,723

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%		7/1/2027	BBB+	$10,000,000	$10,016,269
New York State Dormitory Authority-New School	5.00%		7/1/2035	A3	5,345,000	5,462,820
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2031	BBB-	2,705,000	2,861,921
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2037	BBB-	11,000,000	11,338,935
New York State Dormitory Authority (AGM)	5.00%		10/1/2031	AA	10,000	10,694
New York State Dormitory Authority (AGM), (ST AID WITHHLDG)	5.00%		10/1/2037	AA	9,200,000	9,886,569
Ohio Air Quality Development Authority-Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	4,175,000	4,214,889
Ohio Higher Educational Facility Commission-University of Dayton	5.00%		2/1/2040	A+	1,100,000	1,185,668
Ohio Higher Educational Facility Commission-University of Dayton	5.00%		2/1/2041	A+	1,300,000	1,391,559
Ohio Higher Educational Facility Commission-University of Dayton	5.00%		2/1/2042	A+	1,700,000	1,801,325
Ohio Higher Educational Facility Commission-Xavier University	5.00%		5/1/2032	Baa1	1,270,000	1,368,688
Ohio Higher Educational Facility Commission-Xavier University	5.00%		5/1/2034	Baa1	2,175,000	2,358,259
Ohio Higher Educational Facility Commission-Xavier University	5.00%		5/1/2036	Baa1	2,320,000	2,475,202
Ohio Higher Educational Facility Commission-Xavier University	5.00%		5/1/2037	Baa1	1,415,000	1,501,895
Ohio Higher Educational Facility Commission-Xavier University	5.00%		5/1/2040	Baa1	1,575,000	1,638,254
Ohio Higher Educational Facility Commission-Xavier University	5.00%		5/1/2042	Baa1	1,575,000	1,618,316
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	2,000,000	1,964,655
State of Nevada Department of Business & Industry-Somerset Academy NLV Building 1/ Sky Pointe/Stephanie/Losee Campuses†	4.50%		12/15/2029	BB	395,000	395,581
State of Nevada Department of Business & Industry-Somerset Academy NLV Building 1/ Sky Pointe/Stephanie/Losee Campuses†	5.00%		12/15/2038	BB	1,000,000	1,000,722
University of Illinois	5.00%		10/1/2035	A2	885,000	945,392

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
University of Illinois	5.00%		10/1/2036	A2	$920,000	$977,136
University of Illinois	5.00%		10/1/2037	A2	800,000	848,119
University of Illinois	5.00%		10/1/2038	A2	800,000	843,514
University of Illinois	5.50%		10/1/2039	A2	1,360,000	1,486,433
University of Illinois	5.50%		10/1/2042	A2	1,650,000	1,782,235
University of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	4,939,647
University of Kentucky (ST INTERCEPT)	4.75%		4/1/2034	AA+	3,000,000	3,002,535
Total						245,751,363

Financial Services 0.03%
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	415,000	413,384
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	515,000	514,607
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	425,000	425,020
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	385,000	384,786
Total						1,737,797

General Obligation 11.11%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	11,335,000	11,839,920
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	10,000,000	10,530,323
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2040	Aa3	4,200,000	4,595,052
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2041	Aa3	3,550,000	3,861,693
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2042	Aa3	6,035,000	6,534,923
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,177,096
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,058,774
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,500,000	1,522,500
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	900,000	909,099
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	475,000	476,262

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	5.00%		12/1/2035	BB+	$450,000	$450,079
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	7,300,000	7,382,740
Chicago Board of Education IL GO	5.00%		12/1/2039	BB+	2,340,000	2,332,108
Chicago Board of Education IL GO	5.50%		12/1/2037	BB+	2,000,000	2,090,949
Chicago Board of Education IL GO	5.50%		12/1/2038	BB+	2,250,000	2,347,378
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	5,000,000	5,336,846
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2027	AA	2,860,000	2,957,039
City of Bellevue WA GO	4.00%		12/1/2030	AAA	5,590,000	5,593,954
City of Chicago IL GO	5.00%		1/1/2031	BBB	2,210,000	2,222,380
City of Chicago IL GO	5.00%		1/1/2042	BBB	34,540,000	35,256,135
City of Chicago IL GO	5.50%		1/1/2039	BBB	6,000,000	6,364,277
City of Chicago IL GO	5.50%		1/1/2049	BBB	3,750,000	3,808,842
City of Frisco TX GO	5.00%		2/15/2041	AAA	4,445,000	4,768,374
City of Houston TX GO	5.00%		3/1/2036	Aa3	1,800,000	1,971,566
City of Houston TX GO	5.00%		3/1/2038	Aa3	1,000,000	1,081,594
City of Houston TX GO	5.00%		3/1/2041	AA	3,750,000	4,015,126
City of Houston TX GO	5.25%		3/1/2039	Aa3	4,610,000	5,052,183
City of Houston TX GO	5.25%		3/1/2040	Aa3	5,800,000	6,319,968
City of Hutto TX GO (BAM)	5.00%		8/1/2040	AA	2,145,000	2,324,771
City of Hutto TX GO (BAM)	5.00%		8/1/2041	AA	3,500,000	3,768,204
City of New Orleans LA GO	4.00%		10/1/2036	A+	2,290,000	2,295,028
City of New York NY GO	5.00%		6/1/2035	AA	7,685,000	7,707,246
City of New York NY GO	5.00%		10/1/2036	AA	1,250,000	1,361,875
City of New York NY GO	5.00%		4/1/2040	AA	2,000,000	2,162,724
Clark County School District NV GO	5.00%		6/15/2041	AA-	10,645,000	11,301,151
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	1,185,857
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	5,553,797	3,485,007
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,385,659	10,888,338
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	2,872,555
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,578,123
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	1,917,657	1,674,223
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	17,088,974	17,165,698
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	11,481,543	11,891,847
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,336,508	5,719,611
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,556,456
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,006,027

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Delaware Valley Regional Finance Authority PA	3.27% (MUNIPSA * 1 + .40%	)#	3/1/2057	A+	$5,000,000	$4,969,769
Denton Independent School District TX GO (PSF-GTD)	5.00%		8/15/2039	AAA	5,500,000	5,947,811
Fort Bend Independent School District TX GO (PSF-GTD)	0.875%	#(a)	8/1/2050	AAA	5,325,000	5,279,769
Houston Independent School District TX GO (PSF-GTD)	3.50%	#(a)	6/1/2039	AAA	10,000,000	9,999,168
Janesville School District WI GO(d)	5.00%		3/1/2034	Aa2	2,755,000	3,041,151
Janesville School District WI GO(d)	5.00%		3/1/2035	Aa2	2,500,000	2,742,424
Janesville School District WI GO(d)	5.00%		3/1/2036	Aa2	5,575,000	6,069,085
Janesville School District WI GO(d)	5.00%		3/1/2037	Aa2	3,160,000	3,422,268
Louisiana Stadium & Exposition District	5.00%		7/1/2038	A2	7,345,000	7,897,602
Louisiana Stadium & Exposition District	5.00%		7/1/2039	A2	6,550,000	6,999,487
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2	4,000,000	4,315,221
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	2,000,000	2,198,488
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2037	A2	4,000,000	4,315,221
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2039	AAA	11,820,000	11,640,842
New York State Dormitory Authority (BAM)	5.00%		10/1/2035	AA	5,000,000	5,386,976
Palm Beach County School District FL COPS	5.00%		8/1/2037	Aa3	1,000,000	1,090,768
Palm Beach County School District FL COPS	5.00%		8/1/2038	Aa3	2,375,000	2,574,052
Palm Beach County School District FL COPS	5.00%		8/1/2039	Aa3	2,250,000	2,426,403
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2035	Baa2	5,250,000	5,602,369
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.25%		6/30/2036	Baa2	8,550,000	9,089,361
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%		6/30/2037	Baa2	5,575,000	5,990,802

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	5.50%	6/30/2038	Baa2	$6,200,000	$6,650,534
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2026	Aa3	500,000	513,902
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2027	Aa3	600,000	625,425
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2028	Aa3	500,000	528,316
Sheboygan Area School District WI GO	3.00%	3/1/2039	Aa1	2,005,000	1,740,042
Sheboygan Area School District WI GO	3.00%	3/1/2040	Aa1	2,000,000	1,699,586
Sheboygan Area School District WI GO	3.00%	3/1/2041	Aa1	2,425,000	2,021,433
State of California GO	4.00%	8/1/2035	Aa2	20,000,000	20,066,020
State of California GO	5.25%	8/1/2044	Aa2	5,000,000	5,513,893
State of Connecticut GO	4.00%	6/15/2037	AA-	775,000	776,467
State of Connecticut GO	5.00%	6/15/2035	AA-	1,125,000	1,174,954
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	4,908,003
State of Illinois GO	4.00%	10/1/2035	A-	5,000,000	4,875,996
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	14,024,833
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,859,306
State of Illinois GO	5.00%	11/1/2032	A-	9,200,000	9,351,402
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,188,709
State of Illinois GO	5.00%	12/1/2039	A-	10,000,000	10,508,402
State of Illinois GO	5.00%	5/1/2040	A-	6,000,000	6,310,543
State of Illinois GO	5.00%	5/1/2041	A-	6,000,000	6,286,407
State of Illinois GO	5.00%	12/1/2042	A-	11,320,000	11,720,625
State of Illinois GO	5.25%	10/1/2036	A-	17,540,000	18,918,342
State of Illinois GO	5.25%	5/1/2042	A-	15,000,000	15,892,555
State of Illinois GO	5.25%	5/1/2043	A-	7,830,000	8,248,630
State of Illinois GO	5.50%	5/1/2039	A-	11,000,000	11,624,746
State of New Jersey GO	2.00%	6/1/2029	A1	5,000,000	4,640,398
State of West Virginia GO	5.00%	12/1/2034	Aa2	5,000,000	5,215,932
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2030	AA	2,125,000	1,914,498
Town of Oyster Bay NY GO (AGM)	2.00%	3/1/2031	AA	2,040,000	1,793,336
Village of Schaumburg IL GO	3.00%	12/1/2027	AAA	6,185,000	6,129,089
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2039	AA	4,400,000	4,754,349

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%	7/15/2041	AA	$7,000,000	$7,485,695
Total					553,763,326

Health Care 17.58%
Allegheny County Hospital Development Authority-Allegheny Health Network Obligated Group PA	5.00%	4/1/2031	A	16,000,000	16,585,803
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2031	BBB	7,000,000	6,959,568
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	4,115,408
Astoria Hospital Facilities Authority- Columbia Lutheran Charities Obligated Group OR	5.00%	8/1/2034	BBB	12,250,000	13,276,445
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,774,000	4,264,306
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR	11,556,000	11,200,156
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR	861,962	929,524
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,720,232	1,760,889
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%	12/1/2035	BB	3,000,000	3,003,551
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%	4/1/2038	A	7,000,000	7,593,995
Brevard County Health Facilities Authority-Health First Inc Obligated Group FL	5.00%	4/1/2039	A	5,500,000	5,921,436
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	5.00%	7/1/2030	B+	2,075,000	2,168,585
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	5.00%	7/1/2031	B+	1,150,000	1,206,124
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	5.00%	7/1/2032	B+	1,000,000	1,045,026

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%		12/1/2040	BBB+	$3,000,000	$3,179,206
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%		12/1/2041	BBB+	3,000,000	3,154,154
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group	5.25%		12/1/2042	BBB+	5,500,000	5,743,748
California Health Facilities Financing Authority-Adventist Health System/West Obligated Group CA	5.00%		12/1/2037	BBB+	5,000,000	5,300,153
California Health Facilities Financing Authority-Providence St Joseph Health Obligated Group	2.00%	#(a)	10/1/2036	A	10,640,000	10,533,955
California Health Facilities Financing Authority-Providence St Joseph Health Obligated Group	5.00%	#(a)	10/1/2039	A	7,500,000	7,545,511
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2029	Baa2	1,000,000	1,029,531
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2031	Baa2	1,900,000	1,948,384
California Municipal Finance Authority-Eisenhower Medical Center	5.00%		7/1/2033	Baa2	4,015,000	4,100,569
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%		11/1/2027	B	5,000,000	4,606,824
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.00%		12/1/2041	A+	3,760,000	4,058,003
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.00%		12/1/2043	A+	4,510,000	4,814,894
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.25%		12/1/2042	A+	3,510,000	3,857,131
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%		12/1/2033	BB	1,000,000	1,029,772
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%		12/1/2034	BB	5,000,000	5,003,041

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%		12/1/2038	BB		$1,500,000	$1,540,610
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%		12/1/2041	A		1,000,000	1,075,045
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%		12/1/2042	A		3,025,000	3,234,030
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%		12/1/2043	A		2,550,000	2,716,240
Citizens Memorial Hospital District MO	5.00%		12/1/2026	NR		8,825,000	8,862,408
City of Atlantic Beach-Naval Continuing Care Retirement Foundation Obligated Group FL	5.00%		11/15/2028	BBB	(c)	1,655,000	1,656,429
City of Blaine-Crest View Obligated Group MN(b)	5.125%		7/1/2025	NR		770,000	423,500
City of Colby KS-Citizens Medical Center Inc	5.50%		7/1/2026	NR		11,100,000	11,131,654
City of Minneapolis/St. Paul Housing & Redevelopment Authority-Children’s Health Care Obligated Group MN	5.00%		8/15/2040	AA-		2,100,000	2,300,581
City of Minneapolis/St. Paul Housing & Redevelopment Authority-Children’s Health Care Obligated Group MN	5.00%		8/15/2041	AA-		3,000,000	3,263,743
City of Minneapolis/St. Paul Housing & Redevelopment Authority-Children’s Health Care Obligated Group MN	5.00%		8/15/2042	AA-		2,750,000	2,965,423
City of Seneca-Nemaha Valley Community Hospital KS	5.00%		9/1/2025	NR		5,500,000	5,505,301
City of South Miami Health Facilities Authority, Inc.-Baptist Health South Florida Foundation Inc FL	5.00%		8/15/2037	AA-		4,000,000	4,078,598
City of St. Cloud-CentraCare Health System Obligated Group MN	5.00%		5/1/2041	A2		3,000,000	3,164,098
Colorado Health Facilities Authority- CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		2,345,000	2,349,136
Colorado Health Facilities Authority- CommonSpirit Health Obligated Group	5.25%		11/1/2038	A-		2,095,000	2,259,420

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2034	BB+	$225,000	$226,494
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2039	BB+	1,000,000	975,914
County of Cuyahoga-MetroHealth System OH	5.00%	2/15/2037	BBB	6,400,000	6,418,844
County of Miami-Dade-Public Health Trust of Miami-Dade County FL	5.00%	6/1/2030	Aa2	11,910,000	11,949,939
County of Miami-Dade-Public Health Trust of Miami-Dade County FL	5.00%	6/1/2031	Aa2	5,000,000	5,016,767
County of Montgomery-Premier Health Partners Obligated Group OH	4.00%	11/15/2039	Baa1	6,000,000	5,550,181
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+	12,355,000	12,401,947
County of Washington-Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR	6,680,000	6,739,810
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.375%	12/1/2037	NR	10,000,000	10,719,042
Crawford County Hospital Authority- Meadville Medical Center Obligated Group PA	6.00%	6/1/2036	NR	3,830,000	3,872,733
District of Columbia-Children’s National Medical Center Obligated Group	5.00%	7/15/2034	A1	5,000,000	5,042,545
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	1,000,000	1,046,502
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR	2,000,000	2,143,588
Franklin County Industrial Development Authority-Menno-Haven Inc Obligated Group PA	5.00%	12/1/2031	NR	1,000,000	1,004,939
Franklin County Industrial Development Authority-Menno-Haven Inc Obligated Group PA	5.00%	12/1/2033	NR	1,000,000	1,001,102
Gainesville & Hall County Hospital Authority-Northeast Georgia Health System Obligated Group GA	5.00%	10/15/2034	A	5,000,000	5,570,496
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR	1,500,000	1,374,026

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%		6/1/2039	Baa2		$3,900,000	$4,049,748
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%		6/1/2040	Baa2		4,040,000	4,163,018
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%		6/1/2042	Baa2		3,990,000	4,051,382
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%		7/1/2035	A-		10,510,000	10,796,234
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%		7/1/2036	A-		8,500,000	8,734,259
Greeneville Health & Educational Facilities Board-Ballad Health Obligated Group TN	5.00%		7/1/2037	A-		12,670,000	13,002,335
Harris County Cultural Education Facilities Finance Corp.-Brazos Presbyterian Homes Obligated Group TX	6.375%		1/1/2033	BB+	(c)	120,000	120,228
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2039	AA-		2,500,000	2,713,460
Harris County Cultural Education Facilities Finance Corp.-Memorial Hermann Health System Obligated Group TX	5.00%		7/1/2040	AA-		1,500,000	1,617,524
Health & Educational Facilities Authority of the State of Missouri-BJC Healthcare Obligated Group	5.00%	#(a)	4/1/2059	AA		25,000,000	27,639,907
Health & Educational Facilities Authority of the State of Missouri-SSM Health Care Obligated Group WA	5.00%	#(a)	6/1/2039	A+		3,150,000	3,307,231
Hillsborough County Industrial Development Authority-BayCare Obligated Group FL	5.00%		11/15/2035	Aa2		4,000,000	4,444,027
Hillsborough County Industrial Development Authority-BayCare Obligated Group FL	5.00%		11/15/2036	Aa2		2,500,000	2,759,382
Hillsborough County Industrial Development Authority-BayCare Obligated Group FL	5.00%		11/15/2037	Aa2		2,500,000	2,744,127
Hillsborough County Industrial Development Authority-BayCare Obligated Group FL	5.00%		11/15/2042	Aa2		5,000,000	5,326,027

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%	7/1/2030	BBB		$4,775,000	$4,863,422
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB		4,055,000	4,114,735
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%	7/1/2033	BBB		4,870,000	4,931,907
Illinois Finance Authority-Ascension Health Credit Group	4.00%	2/15/2033	AA		5,000,000	5,015,601
Illinois Finance Authority-Plymouth Place Obligated Group	5.00%	5/15/2030	NR		1,690,000	1,693,910
Illinois Finance Authority-Rush Obligated Group	5.00%	11/15/2031	A+		6,025,000	6,034,168
Illinois Finance Authority-Rush Obligated Group	5.00%	11/15/2033	A+		2,500,000	2,503,385
Illinois Finance Authority-Rush Obligated Group	5.00%	11/15/2034	A+		3,000,000	3,003,803
Illinois Finance Authority-Silver Cross Hospital Obligated	5.00%	8/15/2035	A3		6,565,000	6,584,969
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	5.125%	11/15/2029	NR		4,000,000	4,005,746
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	5.00%	5/15/2039	BBB	(c)	2,500,000	2,556,408
Iowa Finance Authority-Lifespace Communities Inc Obligated Group	5.00%	5/15/2044	BBB	(c)	3,100,000	3,088,266
Kentucky Economic Development Finance Authority-Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR		1,185,000	1,107,309
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%	6/1/2029	Baa2		4,235,000	4,302,181
Kentucky Economic Development Finance Authority-Owensboro Health Inc Obligated Group	5.00%	6/1/2032	Baa2		6,000,000	6,062,545
Louisville/Jefferson County Metropolitan Government-Norton Healthcare Obligated Group KY	5.00%	10/1/2040	A		3,500,000	3,701,488

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2033	A2	$500,000	$521,001
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2034	A2	1,000,000	1,039,472
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2035	A2	1,000,000	1,036,878
Maricopa County Industrial Development Authority-HonorHealth Obligated Group AZ	5.00%		9/1/2036	A2	1,800,000	1,861,611
Maryland Health & Higher Educational Facilities Authority-University of Maryland Medical System Obligated Group	5.00%	#(a)	7/1/2045	A	5,000,000	5,439,273
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%		7/1/2035	BBB-	2,000,000	1,850,944
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%		7/1/2037	BBB-	3,930,000	3,584,915
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2038	BBB-	3,100,000	3,105,762
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2039	BBB-	2,750,000	2,738,360
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	8.50%		10/1/2026	BBB-	8,910,000	8,995,956
Massachusetts Development Finance Agency-UMass Memorial Health Care Obligated Group	5.00%		7/1/2035	BBB+	12,650,000	13,860,920
Massachusetts Development Finance Agency-UMass Memorial Health Care Obligated Group	5.00%		7/1/2041	BBB+	5,145,000	5,164,576
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Vanderbilt University Medical Center Obligated Group TN	5.00%		7/1/2031	A	1,300,000	1,319,500
Miami Beach Health Facilities Authority-Mount Sinai Medical Center of Florida Obligated Group FL	5.00%		11/15/2030	A3	2,500,000	2,500,916
Michigan Finance Authority-McLaren Health Care Corp Obligated Group	5.00%		5/15/2033	A1	4,030,000	4,035,792
Michigan Finance Authority-McLaren Health Care Corp Obligated Group	5.00%		5/15/2035	A1	4,945,000	4,951,022

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Michigan Finance Authority-McLaren Health Care Obligated Group	5.00%	5/15/2032	A1	$10,390,000	$10,406,521
Michigan Finance Authority Provident Group-HFH Energy LLC	5.00%	2/28/2038	A3	2,060,000	2,216,912
Michigan Finance Authority Provident Group-HFH Energy LLC	5.25%	2/29/2040	A3	1,400,000	1,498,536
Michigan Finance Authority Provident Group-HFH Energy LLC	5.25%	2/28/2042	A3	1,860,000	1,961,279
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%	1/1/2040	A	3,600,000	3,837,687
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%	1/1/2041	A	4,000,000	4,237,243
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.00%	1/1/2042	A	4,985,000	5,243,626
Monroe County Hospital Authority- Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	10,000,000	9,620,313
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%	9/1/2036	A	1,350,000	1,315,745
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%	9/1/2038	A	2,250,000	2,179,193
Montgomery County Industrial Development Authority-Whitemarsh Continuing Care Retirement Community Obligated PA	5.00%	1/1/2030	NR	2,000,000	2,000,060
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	5.125%	7/1/2025	NR	1,015,000	1,006,279
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR	4,970,000	5,034,630
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	4.25%	10/1/2030	NR	1,500,000	1,497,862
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.00%	7/1/2041	AA-	12,000,000	12,960,844
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.00%	7/1/2042	AA-	5,000,000	5,363,208

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2035	BBB-	$3,185,000	$3,213,404
New Jersey Health Care Facilities Financing Authority-University Hospital (AGM)	5.00%	7/1/2028	AA	2,000,000	2,006,907
New York State Dormitory Authority- Catholic Health System Obligated Group	4.00%	7/1/2037	B-	1,100,000	984,203
New York State Dormitory Authority- Catholic Health System Obligated Group	4.00%	7/1/2039	B-	1,000,000	882,977
New York State Dormitory Authority- Catholic Health System Obligated Group	4.00%	7/1/2040	B-	850,000	749,192
New York State Dormitory Authority- Catholic Health System Obligated Group	5.00%	7/1/2036	B-	1,945,000	1,928,352
New York State Dormitory Authority- Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB-	1,500,000	1,507,173
New York State Dormitory Authority- Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,700,000	2,703,280
New York State Dormitory Authority- Garnet Health Medical Center Obligated Group†	5.00%	12/1/2030	BB-	1,100,000	1,099,604
New York State Dormitory Authority- Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-	1,600,000	1,593,383
New York State Dormitory Authority- Montefiore Obligated Group	5.25%	11/1/2041	BBB-	1,750,000	1,841,852
New York State Dormitory Authority- Montefiore Obligated Group	5.25%	11/1/2042	BBB-	1,500,000	1,571,289
New York State Dormitory Authority- Montefiore Obligated Group	5.25%	11/1/2043	BBB-	1,400,000	1,461,804
New York State Dormitory Authority- Montefiore Obligated Group	5.50%	11/1/2044	BBB-	1,125,000	1,190,769
New York State Dormitory Authority- Northwell Health Obligated Group	5.00%	5/1/2032	A-	9,230,000	9,245,002
New York State Dormitory Authority- White Plains Hospital Obligated Group	5.00%	10/1/2034	BBB-	1,240,000	1,323,655
New York State Dormitory Authority- White Plains Hospital Obligated Group	5.00%	10/1/2035	BBB-	1,000,000	1,063,483

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority- White Plains Hospital Obligated Group	5.00%	10/1/2036	BBB-	$1,305,000	$1,379,143
New York State Dormitory Authority- White Plains Hospital Obligated Group	5.00%	10/1/2037	BBB-	1,620,000	1,704,082
New York State Dormitory Authority- White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2040	AA	1,500,000	1,629,870
New York State Dormitory Authority- White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2041	AA	1,800,000	1,942,841
New York State Dormitory Authority- White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2042	AA	3,475,000	3,730,310
New York State Dormitory Authority- White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2043	AA	1,750,000	1,873,930
New York State Dormitory Authority- White Plains Hospital Obligated Group (AGC)	5.25%	10/1/2044	AA	1,700,000	1,814,819
North Carolina Medical Care Commission- Penick Village Obligated Group	4.25%	9/1/2028	NR	1,090,000	1,088,590
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2033	BB	3,920,000	4,016,673
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB	10,050,000	10,188,739
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2043	BB	6,710,000	6,806,194
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2037	NR	2,770,000	2,849,858
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2037	A+	2,495,000	2,672,694
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2038	A+	1,530,000	1,628,325
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2039	A+	1,500,000	1,588,271
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%	10/1/2039	A+	10,540,000	10,672,246

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2040	A+	$4,000,000	$4,273,253
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2041	A+	3,750,000	3,979,158
Orange County Health Facilities Authority-Orlando Health Obligated Group FL	5.00%		10/1/2042	A+	5,000,000	5,260,665
Palomar Health Obligated Group CA	5.00%		11/1/2036	B	5,280,000	4,605,418
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	4.00%		11/1/2042	A	13,960,000	13,190,921
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.25%		11/1/2040	A	5,000,000	5,403,843
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.25%		11/1/2041	A	9,000,000	9,663,131
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.25%		11/1/2043	A	6,000,000	6,386,197
Philadelphia Authority for Industrial Development-Thomas Jefferson University Obligated Group	5.00%		9/1/2035	A	5,000,000	5,108,165
Public Finance Authority-Proton International Alabama LLC WI†(b)	6.85%		10/1/2047	NR	1,410,000	141,000
Public Finance Authority-RBS Evolution LLC WI†	10.00%		11/1/2038	NR	3,500,000	3,988,811
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2031	B+	5,000,000	5,015,615
Sarasota County Public Hospital District- Sarasota County Public Hospital District Obligated Group FL	5.00%		7/1/2041	A1	10,000,000	10,195,705
Shelby County Health Educational & Housing Facilities Board-Baptist Memorial Health Care Obligated Group TN	5.00%	#(a)	9/1/2049	BBB+	8,750,000	9,204,648
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR	5,700,000	5,706,633

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority-McLeod Health Obligated Group	5.00%		11/1/2043	AA		$5,000,000	$5,064,687
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.25%		11/1/2040	A+		6,500,000	7,120,623
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.25%		11/1/2041	A+		7,500,000	8,146,494
Southeastern Ohio Port Authority- Marietta Area Healthcare Inc Obligated Group	5.00%		12/1/2035	B+	(c)	3,850,000	3,576,544
Southeastern Ohio Port Authority- Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(c)	2,085,000	2,084,908
Tarrant County Cultural Education Facilities Finance Corp.-Baylor Scott & White Health Obligated Group TX	5.00%	#(a)	11/15/2052	Aa2		4,000,000	4,318,316
Tulsa County Industrial Authority- Montereau Obligated Group OK	5.25%		11/15/2037	BBB-	(c)	1,250,000	1,260,701
University of Kansas Hospital Authority- University of Kansas Health System Obligated Group KS	5.00%		9/1/2034	AA-		5,000,000	5,019,589
Washington Health Care Facilities Authority-Multicare Health System Obligated Group	5.00%		8/15/2030	A		5,000,000	5,018,926
Washington Health Care Facilities Authority-Multicare Health System Obligated Group	5.00%		8/15/2031	A		5,000,000	5,018,358
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	4.00%	#(a)	10/1/2042	A		28,220,000	28,645,874
West Virginia Hospital Finance Authority- West Virginia United Health System Obligated Group	4.00%		6/1/2030	A		5,500,000	5,522,543
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%		7/1/2035	Baa1		3,000,000	3,220,990
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%		7/1/2038	Baa1		3,075,000	3,253,001
Winchester Economic Development Authority-Valley Health Obligated Group VA	5.00%		1/1/2042	A+		2,500,000	2,600,074

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.00%	2/15/2029	BBB	$6,170,000	$6,490,242
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.00%	2/15/2032	BBB	12,500,000	13,378,702
Yuma Industrial Development Authority- Yuma Regional Medical Center Obligated Group AZ	5.00%	8/1/2041	A	1,500,000	1,591,195
Yuma Industrial Development Authority- Yuma Regional Medical Center Obligated Group AZ (AGC)	5.25%	8/1/2042	AA	2,125,000	2,302,925
Yuma Industrial Development Authority- Yuma Regional Medical Center Obligated Group AZ (AGC)	5.25%	8/1/2043	AA	2,250,000	2,415,784
Yuma Industrial Development Authority- Yuma Regional Medical Center Obligated Group AZ (AGC)	5.25%	8/1/2044	AA	3,000,000	3,199,840
Total					876,268,738

Housing 6.53%
California Housing Finance Agency	3.25%	8/20/2036	BBB	7,104,941	6,508,158
California Housing Finance Agency	3.50%	11/20/2035	BBB+	5,490,188	5,247,108
California Municipal Finance Authority- Park Western Housing LP (FNMA)	2.65%	8/1/2036	Aaa	4,202,666	3,495,994
Colorado Housing & Finance Authority (GNMA)	6.00%	5/1/2053	AA	11,845,000	12,815,069
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	5,000,000	3,483,552
EP Cimarron Ventanas PFC TX	4.125%	12/1/2039	A+	6,315,000	6,008,895
Illinois Housing Development Authority (FHLMC), (FNMA), (GNMA)(d)	6.25%	10/1/2055	Aaa	15,435,000	17,279,077
Indiana Finance Authority- CHF-Tippecanoe LLC	5.00%	6/1/2038	BBB-	1,550,000	1,596,331
Indiana Finance Authority- CHF-Tippecanoe LLC	5.00%	6/1/2043	BBB-	2,525,000	2,549,662
Industrial Development Authority of the City of Phoenix Arizona-Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2032	Baa3	1,080,000	1,104,838
Louisiana Housing Corp. (FHLMC), (FNMA), (GNMA)	6.00%	6/1/2055	Aaa	3,150,000	3,441,844

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Maryland Community Development Administration	3.00%		9/1/2039	Aa1	$10,000,000	$8,318,755
Michigan State Housing Development Authority	6.25%		6/1/2055	AA+	9,000,000	9,873,317
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2054	AA+	3,615,000	3,920,233
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	9,995,000	11,105,733
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	AA+	5,500,000	6,148,833
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.50%		1/1/2055	AA+	3,530,000	3,956,276
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2044	Aaa	625,000	760,109
Mississippi Home Corp. (FHLMC), (FNMA), (GNMA)	7.50%		6/1/2049	Aaa	940,000	1,145,144
Missouri Housing Development Commission (FHLMC), (FNMA), (GNMA)	3.25%		11/1/2052	AA+	2,295,000	2,267,498
Montana Board of Housing (FHLMC), (FNMA), (GNMA)(d)	5.75%		6/1/2055	AA+	8,500,000	9,227,342
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA	3,510,000	3,789,692
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	750,000	760,399
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	2,100,000	2,138,954
New York State Housing Finance Agency-West 38TH Street LLC (FHLMC)	3.57%	#(a)	5/1/2042	Aaa	22,255,000	22,024,046
New York State Housing Finance Agency-West 62nd Street LLC	3.60%	#(a)	11/1/2044	Aaa	23,000,000	22,895,129
North Carolina Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		1/1/2055	AA+	5,410,000	5,857,946
North Dakota Housing Finance Agency	4.00%		1/1/2051	Aa1	6,125,000	6,155,197
North Dakota Housing Finance Agency	6.00%		7/1/2055	Aa1	6,000,000	6,616,583
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%		3/1/2056	Aaa	8,330,000	9,190,375
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.00%		3/1/2049	Aaa	3,500,000	4,099,803
Ohio Housing Finance Agency (FHLMC), (FNMA), (GNMA)	7.50%		3/1/2049	Aaa	3,000,000	3,655,420

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Pennsylvania Housing Finance Agency	3.50%		4/1/2051	AA+		$1,320,000	$1,317,329
Pennsylvania Housing Finance Agency	4.00%		10/1/2049	AA+		1,080,000	1,080,544
Pennsylvania Housing Finance Agency AMT	3.65%		10/1/2042	AA+		2,500,000	2,172,614
Texas Department of Housing & Community Affairs (GNMA)	5.75%		3/1/2054	Aaa		7,135,000	7,682,205
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.25%		7/1/2055	Aa2		13,950,000	15,575,054
Utah Housing Corp. (FHLMC), (FNMA), (GNMA)	6.50%		7/1/2055	Aa2		10,100,000	11,251,770
Virginia Beach Development Authority- Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(c)	5,000,000	5,114,609
Virginia Housing Development Authority	3.625%	#(a)	7/1/2055	AAA		26,000,000	26,000,824
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		4,709,380	4,331,298
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-		4,950,000	5,302,366
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-		8,805,000	9,318,572
Washington State Housing Finance Commission (FHLMC), (FNMA), (GNMA)	6.25%		6/1/2054	Aaa		7,625,000	8,372,407
Wisconsin Housing & Economic Development Authority Home Ownership Revenue (FHLMC), (FNMA), (GNMA)	6.00%		3/1/2055	AA+		6,495,000	7,069,306
Wisconsin Housing & Economic Development Authority Housing Revenue	3.75%	#(a)	11/1/2055	AA+		4,500,000	4,527,910
Wyoming Community Development Authority	5.00%		12/1/2039	AA+		8,360,000	8,919,858
Total							325,473,978

Lease Obligations 1.83%
Illinois Sports Facilities Authority (AGM)	5.00%		6/15/2027	AA		3,000,000	3,020,334
Kentucky State Property & Building Commission-Commonwealth of Kentucky	5.00%		4/1/2039	Aa3		19,000,000	20,768,495
Kentucky State Property & Building Commission-Commonwealth of Kentucky	5.00%		4/1/2042	Aa3		10,525,000	11,171,660
New Jersey Economic Development Authority-New Jersey Economic Development Authority†	5.25%		9/1/2027	A-		19,555,000	20,567,611

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2033	A2	$7,215,000	$7,555,402
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%		6/15/2034	A2	13,645,000	14,248,722
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2025	A2	5,085,000	5,103,971
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%		6/15/2036	A2	1,320,000	1,352,638
New Jersey Transportation Trust Fund Authority	3.25%		6/15/2039	A2	2,000,000	1,744,086
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	3,000,000	3,051,650
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,437,050
Total						91,021,619

Multi-Family Housing 0.56%
Illinois Housing Development Authority- South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,702,576
King County Housing Authority WA	3.50%		5/1/2038	AAA	10,000,000	9,069,097
Michigan State Housing Development Authority	3.80%		10/1/2038	AA+	10,000,000	9,347,345
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3	7,213,098	6,638,365
Total						27,757,383

Other Revenue 3.03%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,675,000	12,715,261
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.00%		12/1/2033	BB+	2,000,000	2,039,787
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	1,650,000	1,675,657
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	15,853,101	9,868,555
County of St Johns FL	5.00%		10/1/2040	Aaa	6,750,000	7,346,786
County of St Johns FL	5.00%		10/1/2041	Aaa	7,090,000	7,664,976
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2034	AA	2,000,000	2,137,102

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Illinois Finance Authority-Field Museum Natural of History	4.238% (SOFR * .70 + 1.20%	)#	11/1/2034	A	$10,000,000	$9,994,368
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†(b)	5.00%		7/1/2035	NR	5,000,000	3,500,000
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	30,995,000	31,066,446
Maricopa County Industrial Development Authority-Legacy Traditional School Obligated Group AZ†	5.00%		7/1/2039	BBB-	2,055,000	2,070,384
Maricopa County Industrial Development Authority-Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,511,344
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	700,000	469,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	2,835,000	3,006,773
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	2,500,000	2,505,200
Triborough Bridge & Tunnel Authority- Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2037	AA+	5,000,000	5,472,245
Triborough Bridge & Tunnel Authority- Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2041	AA+	9,000,000	9,679,663
Triborough Bridge & Tunnel Authority- Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2039	AA+	13,050,000	14,454,876
Triborough Bridge & Tunnel Authority- Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2040	AA+	11,000,000	12,145,508
Triborough Bridge & Tunnel Authority- Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		11/15/2042	AA+	10,000,000	10,876,491
Total						151,200,422

Pre-Refunded 0.00%
New York State Dormitory Authority- State of New York Personal Income Tax Revenue	4.00%		2/15/2034	NR	15,000	15,346

Single-Family Housing 0.18%
Pennsylvania Housing Finance Agency	5.50%		10/1/2053	AA+	8,725,000	9,206,144

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 1.50%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	$1,250,000	$1,261,472
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%	5/1/2042	NR	5,500,000	5,445,084
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	1,795,000	1,862,803
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2033	NR	1,370,000	1,375,930
County of Orange CA Community Facilities District No 2015-1	5.00%	8/15/2035	NR	975,000	978,688
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,980,000	3,637,221
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	3,000,000	2,588,766
Lakewood Ranch Stewardship District FL	6.125%	5/1/2043	NR	2,240,000	2,355,904
Miami World Center Community Development District FL	4.75%	11/1/2027	NR	575,000	584,552
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,205,524
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	919,912
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGM)	3.00%	3/1/2036	AA	5,500,000	5,025,607
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	450,000	451,721
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	877,838
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%	9/1/2042	AA	4,000,000	4,240,016
State of Connecticut Special Tax Revenue	4.00%	9/1/2034	AA	7,525,000	7,487,448
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	AA	5,000,000	5,555,340
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	AA	6,000,000	6,623,179
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	AA	5,000,000	5,469,955
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	775,000	774,195
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	1,250,000	1,253,434
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,790,000	1,770,971
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	160,000	156,888

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	$1,835,000	$1,561,495
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	385,000	371,448
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,335,000	2,959,831
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,165,000	3,526,860
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,440,000	2,282,271
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT(d)	5.75%	12/1/2044	NR	2,100,000	2,113,014
Total					74,717,367

Tax Revenue 3.98%
City of Miami FL	5.00%	1/1/2041	AA	7,590,000	8,132,113
City of Sparks NV†	2.75%	6/15/2028	Baa2	1,155,000	1,124,101
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,760,099
County of Cook Sales Tax Revenue IL	5.25%	11/15/2036	AA-	10,000,000	10,387,623
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.50%	6/15/2039	NR	2,380,000	2,430,265
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2041	A2	9,000,000	9,502,185
New York City Transitional Finance Authority-New York City Transitional Finance Authority Future Tax Secured Revenue	5.00%	5/1/2042	AAA	7,500,000	7,975,324
New York City Transitional Finance Authority Building Aid Revenue NY (ST AID WITHHLDG)	5.25%	7/15/2036	AA	11,700,000	12,267,030
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%	11/1/2037	AAA	2,500,000	2,193,672
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	8/1/2033	AAA	6,000,000	6,028,466
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2034	AAA	10,000,000	10,117,501
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2040	AAA	10,000,000	10,831,904
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2041	AAA	6,090,000	6,541,997

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY(d)	5.00%		11/1/2041	AAA	$12,810,000	$13,801,033
New York City Transitional Finance Authority Future Tax Secured Revenue NY(d)	5.00%		11/1/2042	AAA	7,000,000	7,462,303
New York City Transitional Finance Authority NY	5.00%		5/1/2039	AAA	5,000,000	5,441,053
New York City Transitional Finance Authority NY	5.50%		5/1/2044	AAA	8,500,000	9,290,189
New York State Dormitory Authority- State of New York Personal Income Tax Revenue	5.00%		3/15/2034	AA+	10,000,000	10,059,654
New York State Dormitory Authority- State of New York Personal Income Tax Revenue	5.00%		3/15/2041	Aa1	7,400,000	7,930,932
New York State Dormitory Authority- State of New York Personal Income Tax Revenue	5.00%		3/15/2042	Aa1	10,250,000	10,935,622
New York State Dormitory Authority- State of New York Sales Tax Revenue	5.00%		3/15/2038	AA+	8,815,000	9,018,896
New York State Housing Finance Agency- State of New York Personal Income Tax Revenue	3.35%	#(a)	6/15/2054	Aa1	3,610,000	3,610,374
New York State Housing Finance Agency- State of New York Personal Income Tax Revenue	3.45%	#(a)	6/15/2054	Aa1	1,500,000	1,491,387
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	5.00%		3/15/2035	Aa1	5,000,000	5,515,285
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	1,616,000	1,369,127
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,391,121
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	8,364,013
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	75,969
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	265,557
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,967,000	1,894,048
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	1,092,000	1,041,112

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	$4,974,000	$4,906,027
State of Louisiana Gasoline & Fuels Tax Revenue	5.00%		5/1/2039	AA	2,905,000	3,169,125
Total						198,325,107

Taxable Revenue-Water & Sewer 0.94%
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	5,500,000	5,480,129
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY(d)	5.00%		6/15/2037	AA+	25,290,000	28,313,078
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	AA	4,750,000	5,192,911
Water Works Board of the City of Birmingham/The AL†	3.75%		9/1/2026	NR	7,750,000	7,720,797
Total						46,706,915

Tobacco 0.68%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	9,155,000	8,081,141
Iowa Tobacco Settlement Authority	4.00%		6/1/2049	BBB+	790,000	746,605
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	35,000,000	2,147,488
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2050	BBB-	955,000	929,251
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BB+	8,960,000	8,765,880
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	5,100,000	5,143,975
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2027	A	2,500,000	2,505,087
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2028	BBB	2,000,000	2,003,950
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	3,690,000	3,375,596
Total						33,698,973

Transportation 16.94%
Allegheny County Airport Authority PA (AGM) AMT	5.25%		1/1/2036	AA	1,000,000	1,085,844
Allegheny County Airport Authority PA (AGM) AMT	5.25%		1/1/2037	AA	350,000	377,944
Allegheny County Airport Authority PA (AGM) AMT	5.25%		1/1/2038	AA	350,000	375,724

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2039	AA		$1,000,000	$1,068,094
Allegheny County Airport Authority PA (AGM) AMT	5.25%	1/1/2040	AA		1,105,000	1,172,110
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2041	AA		750,000	807,347
Allegheny County Airport Authority PA (AGM) AMT	5.50%	1/1/2042	AA		680,000	727,250
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.125%	7/1/2041	AA		3,000,000	2,905,761
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA (AGM) AMT	4.25%	7/1/2043	AA		5,390,000	5,188,890
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2040	A		2,250,000	2,408,285
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2042	A		3,000,000	3,168,550
California Municipal Finance Authority- LAX Integrated Express Solutions LLC (AGM) AMT	3.25%	12/31/2032	AA		5,235,000	4,871,919
California Municipal Finance Authority- LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2031	BB+	(c)	3,250,000	3,342,307
California Municipal Finance Authority- LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2036	BB+	(c)	3,215,000	3,269,751
California Municipal Finance Authority- LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2037	BB+	(c)	7,000,000	7,103,937
Central Florida Expressway Authority	4.00%	7/1/2037	AA-		7,380,000	7,193,011
Central Texas Turnpike System	5.00%	8/15/2040	A-		5,500,000	5,877,976
Chicago Midway International Airport IL	4.00%	1/1/2034	A		2,175,000	2,161,535
Chicago Midway International Airport IL AMT	5.00%	1/1/2031	A		2,000,000	2,012,419
Chicago Midway International Airport IL AMT	5.00%	1/1/2037	A		5,225,000	5,485,584
Chicago Midway International Airport IL AMT	5.00%	1/1/2038	A		4,000,000	4,186,956
Chicago O’Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	6,866,331
Chicago O’Hare International Airport IL	5.00%	1/1/2039	A+		20,405,000	20,759,135
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2036	AA		2,000,000	2,186,051
Chicago O’Hare International Airport IL (BAM)	5.00%	1/1/2038	AA		2,745,000	2,965,889

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2039	AA		$2,385,000	$2,605,079
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,955,000	2,108,635
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,645,000	1,766,047
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,820,000	1,948,572
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2040	A+		4,000,000	4,256,849
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2041	A+		2,150,000	2,273,852
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2042	A+		2,450,000	2,574,323
Chicago O’Hare International Airport IL AMT	5.25%	1/1/2043	A+		4,730,000	4,948,130
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2044	A+		2,625,000	2,792,720
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-		8,365,000	9,289,313
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-		3,500,000	3,946,728
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	AA-		3,250,000	3,646,916
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-		2,000,000	2,227,971
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA		4,150,000	4,049,699
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2036	Aa3		7,600,000	8,077,620
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2037	Aa3		3,750,000	3,966,589
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2038	Aa3		2,750,000	2,893,488
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3		6,000,000	6,346,226
City of Houston Airport System Revenue- United Airlines Inc TX AMT	5.00%	7/15/2027	BB	(c)	1,000,000	1,018,483
City of Houston Airport System Revenue- United Airlines Inc TX AMT	5.50%	7/15/2035	Ba3		30,000,000	31,758,624

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2036	AA	$2,850,000	$3,027,057
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2037	AA	2,000,000	2,111,225
City of Houston Airport System Revenue TX (AGM) AMT	5.00%	7/1/2038	AA	2,000,000	2,098,674
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2039	AA	5,200,000	5,557,874
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2040	AA	5,000,000	5,320,034
City of Houston Airport System Revenue TX (AGM) AMT	5.25%	7/1/2041	AA	5,000,000	5,288,522
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2032	A1	3,660,000	3,878,490
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	Aa3	5,000,000	5,139,490
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A+	10,000,000	10,309,518
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2036	A+	1,500,000	1,631,242
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2037	A+	2,325,000	2,512,999
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2039	A+	3,000,000	3,206,466
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2041	A+	4,425,000	4,680,342
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2042	A+	3,500,000	3,679,048
Columbus Regional Airport Authority OH AMT	5.00%	1/1/2033	A	4,300,000	4,619,398
Columbus Regional Airport Authority OH AMT	5.00%	1/1/2034	A	3,120,000	3,361,584
Columbus Regional Airport Authority OH AMT	5.00%	1/1/2035	A	3,000,000	3,233,836
County of Lee Airport Revenue FL AMT	5.00%	10/1/2036	A2	8,015,000	8,541,291
County of Lee Airport Revenue FL AMT	5.25%	10/1/2040	A2	6,500,000	6,967,756
County of Lee Airport Revenue FL AMT	5.25%	10/1/2041	A2	6,750,000	7,187,773
Dallas Fort Worth International Airport TX	5.00%	11/1/2038	AA-	3,000,000	3,237,697
Dallas Fort Worth International Airport TX	5.00%	11/1/2039	AA-	2,750,000	2,968,517
E-470 Public Highway Authority CO	5.00%	9/1/2040	A+	2,850,000	3,099,730

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Florida Development Finance Corp.- AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR	$4,500,000	$4,635,368
Florida Development Finance Corp.- AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR	5,500,000	5,835,193
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	12,500,000	12,304,371
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	22,575,000	22,207,549
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A	5,000,000	5,151,120
Kenton County Airport Board AMT	5.00%		1/1/2035	A1	3,500,000	3,733,468
Kenton County Airport Board AMT	5.00%		1/1/2036	A1	6,625,000	7,033,122
Kenton County Airport Board AMT	5.25%		1/1/2039	A1	1,795,000	1,930,330
Kenton County Airport Board AMT	5.25%		1/1/2041	A1	2,725,000	2,890,087
Kenton County Airport Board AMT	5.25%		1/1/2043	A1	4,355,000	4,568,633
Maryland Economic Development Corp.- City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,547,301
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,357,790
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,804,969
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,093,939
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,361,605
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2038	A1	1,500,000	1,626,264
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A-	4,025,000	4,185,628
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	5,000,000	5,024,908
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	4,130,000	4,151,079
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	2,160,000	2,165,293
Metropolitan Transportation Authority NY	5.25%		11/15/2030	A-	6,540,000	6,598,156
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2036	AA-	2,175,000	2,286,482
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2037	AA-	2,335,000	2,449,852
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2038	AA-	1,860,000	1,944,968

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%	10/1/2040	AA-	$1,675,000	$1,744,607
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2039	AA-	4,305,000	4,560,941
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2041	AA-	2,000,000	2,118,446
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	A-	5,010,000	5,016,734
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A2	6,000,000	5,774,816
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	6,275,000	6,407,403
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	10,000,000	10,874,864
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	2,500,000	2,731,911
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2	2,250,000	2,445,839
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2	4,250,000	4,567,375
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2	4,000,000	4,331,424
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,000,000	1,068,442
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	2,000,000	2,144,425
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A2	3,000,000	3,197,840
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2033	A2	13,500,000	14,906,203
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2035	A2	3,500,000	3,870,628
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2040	A2	6,000,000	6,414,317
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2041	A2	5,000,000	5,304,753
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2042	A2	5,500,000	5,793,694
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2041	A2	3,500,000	3,791,290
New Orleans Aviation Board LA	5.00%	1/1/2041	A2	1,000,000	1,054,483

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New Orleans Aviation Board LA	5.00%	1/1/2042	A2		$3,775,000	$3,963,015
New Orleans Aviation Board LA	5.00%	1/1/2043	A2		4,170,000	4,364,392
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.50%	6/30/2038	Baa3		1,000,000	1,068,288
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3		17,000,000	18,083,116
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2		29,000,000	30,467,583
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2		30,000,000	32,971,287
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2034	BBB-	(c)	750,000	717,606
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%	10/31/2041	BBB-	(c)	3,000,000	2,659,122
New York Transportation Development Corp.-JFK International Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,121,442
New York Transportation Development Corp.-JFK NTO LLC (AGM) AMT	5.25%	6/30/2039	AA		1,400,000	1,505,398
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2038	Baa3		1,000,000	1,062,252
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2040	Baa3		1,500,000	1,578,962
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2041	Baa3		1,620,000	1,692,937
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2043	Baa3		8,000,000	8,306,934
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%	6/30/2044	Baa3		11,000,000	11,383,370
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2032	Baa2		3,000,000	2,934,610
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		6,480,000	6,290,049
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.00%	7/1/2034	Baa2		2,250,000	2,250,342
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3		3,185,000	3,186,179
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2030	A3		365,000	377,425

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2031	A3	$300,000	$309,429
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2032	A3	775,000	797,487
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2034	A3	865,000	885,354
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2035	A	1,500,000	1,524,629
North Carolina Turnpike Authority	5.00%		1/1/2032	BBB	1,000,000	1,023,688
North Texas Tollway Authority	4.125%		1/1/2040	AA-	5,000,000	4,924,342
Pennsylvania Turnpike Commission	5.00%		12/1/2041	A+	5,700,000	6,011,376
Pennsylvania Turnpike Commission Registration Fee Revenue	3.72% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-	25,000,000	24,992,540
Port Authority of New York & New Jersey AMT	5.00%		1/15/2036	AA-	2,000,000	2,115,404
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	4,000,000	4,242,671
Port Authority of New York & New Jersey AMT	5.00%		12/1/2036	AA-	1,750,000	1,847,946
Port Authority of New York & New Jersey AMT	5.00%		1/15/2037	AA-	2,000,000	2,102,177
Port Authority of New York & New Jersey AMT	5.00%		7/15/2037	AA-	3,250,000	3,425,933
Port Authority of New York & New Jersey AMT	5.00%		12/1/2037	AA-	2,250,000	2,362,266
Port Authority of New York & New Jersey AMT	5.00%		1/15/2038	AA-	1,000,000	1,044,855
Port Authority of New York & New Jersey AMT	5.00%		7/15/2038	AA-	4,500,000	4,715,537
Port Authority of New York & New Jersey AMT	5.00%		12/1/2038	AA-	2,000,000	2,088,923
Port Authority of New York & New Jersey AMT	5.00%		1/15/2039	AA-	1,500,000	1,560,202
Port Authority of New York & New Jersey AMT	5.00%		7/15/2039	AA-	5,250,000	5,460,970
Port of Portland Airport Revenue-Port of Portland OR Airport Revenue OR AMT	5.25%		7/1/2040	AA-	10,605,000	11,359,405
Port of Portland Airport Revenue-Port of Portland OR Airport Revenue OR AMT	5.25%		7/1/2041	AA-	10,000,000	10,641,804

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port of Portland Airport Revenue-Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2042	AA-	$12,500,000	$13,211,984
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	4,000,000	4,231,028
Port of Portland Airport Revenue OR AMT	5.25%	7/1/2039	AA-	3,500,000	3,743,390
Port of Seattle WA AMT	5.25%	7/1/2040	AA-	5,675,000	6,078,701
Port of Seattle WA AMT	5.25%	7/1/2041	AA-	4,500,000	4,806,450
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2037	A1	10,000,000	11,042,083
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2038	A1	14,815,000	16,239,499
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2026	AA	1,250,000	1,273,850
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2027	AA	2,000,000	2,059,319
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2031	AA-	1,275,000	1,321,464
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2033	AA-	3,300,000	3,401,750
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2034	AA-	2,000,000	2,056,985
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%	6/30/2038	Baa1	2,500,000	2,634,096
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.50%	6/30/2040	Baa1	2,000,000	2,109,000
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	1/1/2034	BBB	5,100,000	5,357,459
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	11,165,000	11,702,088
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%	1/1/2036	BBB	2,500,000	2,627,997
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI	5.00%	12/1/2035	A1	3,565,000	3,586,719
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI AMT	5.00%	12/1/2033	A1	4,495,000	4,507,034
Total					844,143,080

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 19.48%
American Municipal Power, Inc.-Prairie St Energy Campus OH	5.00%		2/15/2037	A1	$10,750,000	$11,755,398
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	23,270,000	23,410,984
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	15,680,000	15,580,658
Black Belt Energy Gas District AL	5.00%	#(a)	3/1/2055	A1	25,000,000	26,712,062
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,125,000	8,694,442
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	28,250,000	29,650,378
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	13,475,000	14,389,816
California Community Choice Financing Authority	5.00%	#(a)	11/1/2055	A1	17,000,000	17,811,384
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,400,000	5,677,044
California Community Choice Financing Authority	5.25%		11/1/2054	A2	8,800,000	9,337,144
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	5,000,000	5,116,866
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,573,639
Central Plains Energy Project NE	2.50%	#(a)	12/1/2049	Aa1	8,650,000	8,591,863
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	7,500,000	7,828,917
Central Valley Energy Authority	5.00%	#(a)	12/1/2055	Aa3	18,505,000	20,042,308
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	7,250,000	7,339,378
City & County Honolulu Wastewater System Revenue CI	4.00%		7/1/2035	Aa2	15,500,000	15,457,950
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2039	AA+	1,250,000	1,354,692
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2040	AA+	875,000	945,432
City of Fort Lauderdale Water & Sewer Revenue FL	5.00%		9/1/2041	AA+	1,500,000	1,610,027
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,467,529
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2040	Aa2	4,560,000	4,875,920
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2041	Aa2	2,000,000	2,127,612

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	$8,250,000	$8,735,347
City of San Antonio Electric & Gas Systems Revenue TX	5.00%		2/1/2042	Aa2	3,980,000	4,214,143
City of San Antonio Electric & Gas Systems Revenue TX	5.25%		2/1/2040	Aa2	8,550,000	9,238,613
City of Seattle Municipal Light & Power Revenue WA	3.12% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	5,000,000	4,934,989
County of Jefferson Sewer Revenue AL	5.25%		10/1/2040	BBB+	18,080,000	19,401,191
County of Jefferson Sewer Revenue AL	5.25%		10/1/2041	BBB+	16,815,000	17,925,458
County of Trimble-Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	6,750,000	6,810,791
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	5,500,000	5,538,228
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	7,500,000	7,392,970
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	32,300,000	31,839,060
Development Authority of Burke County-Georgia Power Co	2.20%		10/1/2032	A	1,000,000	825,741
Development Authority of Burke County-Oglethorpe Power Corp GA	3.60%	#(a)	11/1/2045	A3	5,000,000	4,984,880
Development Authority of Monroe County-Georgia Power Co	3.875%	#(a)	10/1/2048	A	8,750,000	8,808,493
Energy Southeast A Cooperative District AL	5.115% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,087,965
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	14,000,000	14,897,604
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	3,400,000	3,738,683
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	3,773,543
Grand River Dam Authority OK	5.00%		6/1/2040	AA-	2,500,000	2,692,432
Grand River Dam Authority OK	5.00%		6/1/2042	AA-	5,925,000	6,300,878
Illinois Finance Authority-Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	10,000,000	9,755,264
Indiana Municipal Power Agency (AGC)	5.00%		1/1/2043	AA	10,000,000	10,681,299
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,915,248
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2033	Baa1	11,295,000	11,511,138
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2034	Baa1	5,000,000	5,084,591
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,715,959

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Kentucky Public Energy Authority	5.00%	#(a)	1/1/2055	A1	$16,110,000	$16,920,360
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	12,500,000	13,064,769
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,751,189
Kentucky Public Energy Authority	5.25%	#(a)	6/1/2055	A1	32,000,000	33,825,178
Long Beach Bond Finance Authority CA	4.501% (3 mo. USD Term SOFR * 0.67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,032,954
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	6,000,000	5,930,862
Long Island Power Authority NY	5.00%		9/1/2041	A	7,000,000	7,542,059
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2041	A1	6,810,000	7,263,112
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2042	A1	4,400,000	4,660,918
Lower Colorado River Authority-LCRA Transmission Services Corp TX	5.00%		5/15/2043	A1	3,450,000	3,637,750
Lower Colorado River Authority TX	5.00%		5/15/2041	A	10,000,000	10,603,856
Lower Colorado River Authority TX	5.00%		5/15/2042	A	1,750,000	1,844,218
Luzerne County Industrial Development Authority-Pennsylvania-American Water Co AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	3,558,832
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	61,750,000	61,643,815
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	30,362,026
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2053	Aa1	10,000,000	10,586,391
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	11,150,000	11,735,517
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		2/1/2040	Baa2	5,085,000	4,506,905
Maricopa County Pollution Control Corp.-El Paso Electric Co AZ	3.60%		4/1/2040	Baa2	3,870,000	3,427,436
Michigan Finance Authority-Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	4,200,000	4,214,201
Michigan Finance Authority-Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2035	A+	1,925,000	1,931,073
Montgomery County Industrial Development Authority-Constellation Energy Generation LLC PA	4.10%	#(a)	4/1/2053	BBB+	9,000,000	9,193,349
Municipal Electric Authority of Georgia	5.00%		1/1/2036	A2	4,200,000	4,623,771
Municipal Electric Authority of Georgia	5.00%		1/1/2039	A2	1,500,000	1,622,388
Municipal Electric Authority of Georgia	5.00%		1/1/2040	A2	1,500,000	1,609,908

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Municipal Electric Authority of Georgia	5.00%		1/1/2042	A2	$1,550,000	$1,638,779
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2041	AA	1,250,000	1,362,677
Okaloosa Gas District FL (AGM)	5.25%		10/1/2042	AA	7,500,000	8,167,388
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1	10,000,000	10,699,112
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	15,914,803
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	2,200,000	2,216,900
Pennsylvania Economic Development Financing Authority-Waste Management Inc AMT	1.10%	#(a)	6/1/2031	A-	5,000,000	4,767,312
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2039	A	2,250,000	2,439,743
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2040	A	1,500,000	1,604,745
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.00%		8/1/2042	A	2,000,000	2,119,580
Philadelphia Gas Works Co. PA (AGC)	5.25%		8/1/2041	AA	2,000,000	2,200,395
Puerto Rico Electric Power Authority (AGM)	3.583% (3 mo. USD Term SOFR * 0.67 + 0.52%	)#	7/1/2029	AA	5,720,000	5,572,180
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3	5,100,000	5,447,750
San Joaquin Valley Clean Energy Authority CA	5.50%	#(a)	1/1/2056	A2	6,875,000	7,675,802
South Carolina Public Service Authority	5.00%		12/1/2036	A-	2,000,000	2,204,037
South Carolina Public Service Authority	5.00%		12/1/2037	A-	2,250,000	2,457,293
South Carolina Public Service Authority	5.00%		12/1/2040	A-	1,010,000	1,084,161
Southeast Alabama Gas Supply District AL	5.00%	#(a)	8/1/2054	Aa3	10,000,000	10,593,037
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1	33,000,000	34,082,077
Southeast Energy Authority A Cooperative District AL(e)	5.00%		1/1/2056	A1	21,100,000	21,984,897
Southeast Energy Authority A Cooperative District AL	5.25%	#(a)	3/1/2055	A1	11,350,000	11,919,817
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1	5,000,000	5,308,555
Southern California Public Power Authority-City of Anaheim Electric System Revenue CA	5.00%	#(a)	4/1/2055	A2	10,500,000	11,023,510

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1		$10,000,000	$10,518,907
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026	BBB	(c)	5,000,000	5,133,630
Texas Municipal Gas Acquisition & Supply Corp. I		6.25%		12/15/2026	A1		5,325,000	5,495,824
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1		10,000,000	10,602,077
Texas Municipal Power Agency (AGM)		3.00%		9/1/2034	AA		1,470,000	1,353,345
Texas Municipal Power Agency (AGM)		3.00%		9/1/2036	AA		5,250,000	4,656,573
Texas Water Development Board-State Water Implementation Revenue Fund for Texas		5.00%		10/15/2036	AAA		2,450,000	2,707,782
Total								971,201,476
Total Municipal Bonds (cost $4,940,919,804)								4,906,493,778

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 2.36%

VARIABLE RATE DEMAND NOTES 2.36%

General Obligation 1.13%
City of New York NY GO	3.600%	4/1/2025		10/1/2046	AA		13,030,000	13,030,000
City of New York NY GO	3.600%	4/1/2025		10/1/2046	AA		3,300,000	3,300,000
City of New York NY GO	3.650%	4/1/2025		4/1/2042	AA		22,740,000	22,740,000
City of New York NY GO	3.650%	4/1/2025		4/1/2042	AA		13,000,000	13,000,000
City of New York NY GO	3.650%	4/1/2025		10/1/2046	AA		4,000,000	4,000,000
Total								56,070,000

Health Care 0.80%
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	4.570%	4/1/2025		2/15/2053	BBB		40,050,000	40,050,000

Tax Revenue 0.21%
New York City Transitional Finance Authority Future Tax Secured Revenue	3.600%	4/1/2025		11/1/2044	AAA		10,640,000	10,640,000

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation 0.05%
Bay Area Toll Authority CA	3.200%	4/1/2025	4/1/2055	AA+	$2,345,000	$2,345,000

Utilities 0.17%
Development Authority of Appling County-Georgia Power Co	3.850%	4/1/2025	9/1/2041	A	8,565,000	8,565,000
Total Short-Term Investments (cost $117,670,000)						117,670,000
Total Investments in Securities 100.80% (cost $5,058,589,804)						5,024,163,778
Other Assets and Liabilities – Net (0.80)%						(40,053,180)
Net Assets 100.00%						$4,984,110,598

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMBAC	Insured by–AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
ST INTERCEPT	State Intercept.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $408,730,935, which represents 8.20% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,906,493,778	$–	$4,906,493,778
Short-Term Investments
Variable Rate Demand Notes	–	117,670,000	–	117,670,000
Total	$–	$5,024,163,778	$–	$5,024,163,778

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.08%

MUNICIPAL BONDS 101.08%

Corporate-Backed 6.87%
Arkansas Development Finance Authority-Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2	$10,000,000	$9,532,953
Arkansas Development Finance Authority-United States Steel Corp AMT	5.45%		9/1/2052	BB-	3,500,000	3,586,259
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB-	4,600,000	4,780,629
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	19,500,000	19,500,199
City of Valparaiso-Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR	1,000,000	1,000,386
City of Valparaiso-Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR	5,200,000	5,166,302
City of Whiting-BP Products North America Inc IN AMT	3.00%		11/1/2051	A1	6,165,000	4,368,021
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	4,500,000	4,584,393
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,495,246
Hoover Industrial Development Board-United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	4,090,000	4,260,797
Indiana Finance Authority-United States Steel Corp	4.125%		12/1/2026	BB-	1,625,000	1,627,188
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	6,140,000	6,144,873
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	4,795,000	5,085,985
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	AA+	24,000,000	27,082,534
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	25,025,000	28,239,183
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	5,350,000	5,430,095
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	2,340,000	2,340,493
Maricopa County Industrial Development Authority-Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	3,250,000	2,774,321

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	$855,000	$572,850
Maryland Economic Development Corp.-Core Natural Resources Inc†	5.00%	#(a)	7/1/2048	NR	5,150,000	5,206,832
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,234,895
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB-	11,750,000	11,629,504
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,744,035
New Hampshire Business Finance Authority-New York State Electric & Gas Corp AMT	4.00%		12/1/2028	A-	5,000,000	5,002,255
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB	5,790,000	5,796,028
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	7,695,000	7,737,913
New York Liberty Development Corp.	3.00%		11/15/2051	A+	17,085,000	12,152,543
New York Liberty Development Corp.-7 World Trade Center II LLC	3.00%		9/15/2043	Aaa	27,180,000	21,566,599
New York Liberty Development Corp.-7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	5,000,000	3,734,640
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	3,000,000	2,968,552
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,044,267
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	795,000	823,568
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,096,725
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,673,263
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	13,110,000	11,921,033
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	1,000,000	1,002,666
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	3,050,000	3,322,592
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	3,250,000	3,542,650
Parish of St. James-NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	3,750,000	4,074,755
Parish of St. James-NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	2,500,000	2,717,147
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,160,000	3,090,936

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR		$4,900,000	$4,943,238
Port of Seattle Industrial Development Corp.-Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-		9,200,000	9,200,048
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR		1,000,000	880,709
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR		1,000,000	819,687
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+		15,055,000	14,747,542
State of Nevada Department of Business & Industry-Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		7,000,000	6,977,268
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		6/1/2035	NR		5,000,000	5,008,640
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR		5,000,000	5,053,091
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B		910,000	907,851
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR		4,900,000	2,450,000
Williamsburg Economic Development Authority VA-Provident Group-Williamsburg Properties LLC (AGM)	5.25%		7/1/2053	AA		2,500,000	2,636,197
Total							322,280,376

Education 8.72%
Brunswick City School District OH(c)	5.50%		12/1/2060	A1		11,000,000	11,631,311
Build NYC Resource Corp.-Kipp NYC Public Charter Schools NY	5.25%		7/1/2052	BBB-		4,000,000	4,059,954
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2045	BBB-		1,500,000	1,500,046
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%		7/1/2047	BBB		2,050,000	2,053,751
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%		6/15/2062	BBB		2,540,000	2,638,330
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2048	A	(d)	7,250,000	7,693,921
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(d)	4,235,000	4,386,898
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%		4/1/2045	AA		2,500,000	2,569,760

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+	$15,510,000	$12,643,042
City of Waltham MA GO	2.00%	10/15/2035	AA+	4,920,000	3,971,321
City of Waltham MA GO	2.00%	10/15/2036	AA+	5,015,000	3,960,116
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.00%	8/15/2038	Baa3	4,045,000	4,064,422
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc (PSF-GTD)	3.00%	8/15/2051	Aaa	5,750,000	4,069,732
Connecticut State Health & Educational Facilities Authority-Quinnipiac University	5.25%	7/1/2053	A-	15,000,000	15,551,530
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2045	BBB-	1,000,000	1,009,141
Florida Development Finance Corp.-Mater Academy Inc	5.00%	6/15/2047	BBB	6,600,000	6,521,451
Florida Higher Educational Facilities Financial Authority-Nova Southeastern University Inc	5.00%	4/1/2033	A-	1,475,000	1,490,347
Florida Higher Educational Facilities Financial Authority-Nova Southeastern University Inc	5.00%	4/1/2036	A-	2,000,000	2,017,828
Great Oaks Career Campuses Board of Education OH	3.00%	12/1/2050	Aa1	15,460,000	11,520,937
Homewood Educational Building Authority-Samford University AL	5.00%	12/1/2047	Baa2	13,425,000	13,228,026
Illinois Finance Authority-Illinois Institute of Technology	4.00%	9/1/2037	Ba2	3,135,000	2,745,581
Illinois Finance Authority-Illinois Institute of Technology	4.00%	9/1/2039	Ba2	4,295,000	3,665,153
Illinois Finance Authority-Illinois Institute of Technology	5.00%	9/1/2040	Ba2	2,020,000	1,915,860
Illinois Finance Authority-University of Chicago	5.25%	5/15/2048	Aa2	7,500,000	7,872,397
Illinois Finance Authority-University of Chicago	5.25%	5/15/2054	Aa2	18,850,000	19,690,354
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2038	BBB+	2,730,000	2,822,524
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2039	BBB+	2,870,000	2,954,200

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2040	BBB+	$3,535,000	$3,622,266
Iowa Higher Education Loan Authority-Des Moines University Osteopathic Medical Center IA	5.00%	10/1/2047	BBB+	1,800,000	1,818,131
Iowa Higher Education Loan Authority-University of Dubuque	5.00%	10/1/2045	BBB-	1,875,000	1,782,844
Iowa Higher Education Loan Authority-University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,043,990
Iowa Higher Education Loan Authority-University of Dubuque	6.00%	10/1/2055	BBB-	5,525,000	5,758,753
Louisiana Public Facilities Authority-Loyola University New Orleans	5.25%	10/1/2053	Baa1	22,000,000	22,110,326
Louisiana Public Facilities Authority-Tulane University	4.00%	4/1/2050	A+	9,040,000	8,109,175
Maine Health & Higher Educational Facilities Authority-Northeastern University	5.25%	10/1/2054	A1	13,750,000	14,485,302
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2032	Baa3	3,750,000	3,780,419
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2033	Baa3	1,250,000	1,257,637
Massachusetts Development Finance Agency-Suffolk University	5.00%	7/1/2034	Baa3	1,600,000	1,606,516
Massachusetts Development Finance Agency-Trustees of Boston University	5.00%	10/1/2048	AA-	4,650,000	4,865,123
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	8,165,000	8,199,012
Middlesex County Improvement Authority-Rutgers The State University of New Jersey(c)	5.00%	8/15/2053	Aa3	15,000,000	15,813,209
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	6,500,000	6,945,742
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	2,100,000	2,198,415
New York State Dormitory Authority-Cornell University	5.50%	7/1/2054	Aa1	22,500,000	24,441,583
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB+	5,000,000	4,999,747

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-New School	4.00%	7/1/2052	A3	$4,870,000	$4,327,210
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2049	BBB	1,300,000	1,354,243
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,900,000	1,969,492
New York State Dormitory Authority-Pace University	5.50%	5/1/2056	BBB-	13,175,000	14,021,453
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,746,883
Ohio Higher Educational Facility Commission(c)	5.25%	10/1/2053	AA-	11,500,000	12,175,147
Ohio Higher Educational Facility Commission-Oberlin College	5.25%	10/1/2053	AA-	2,680,000	2,837,339
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2049	Baa1	2,805,000	2,882,406
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2054	Baa1	4,690,000	4,772,345
Onondaga County Trust for Cultural Resources-Syracuse University NY	5.00%	12/1/2043	AA-	8,000,000	8,302,512
Public Finance Authority-Triad Math & Science Academy Co WI(e)	5.25%	6/15/2065	BBB-	2,000,000	1,920,705
Public Finance Authority-Triad Math & Science Academy Co WI(e)	5.50%	6/15/2055	BBB-	1,050,000	1,057,813
Public Finance Authority-Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,229,744
Public Finance Authority-Wingate University WI	5.25%	10/1/2043	BBB-	1,000,000	978,844
Rhode Island Health & Educational Building Corp.-Providence College	5.00%	11/1/2053	A	12,975,000	13,376,025
Shaker Heights City School District OH GO	5.25%	12/15/2059	AA	7,380,000	7,870,209
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	700,000	666,166
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	700,000	659,052
Town of Davie-Nova Southeastern University Inc FL	5.00%	4/1/2048	A-	3,000,000	3,025,868
University of Connecticut	5.25%	11/15/2047	Aa3	8,080,000	8,306,841
University of Illinois (AGM)	4.00%	4/1/2038	AA	4,965,000	4,864,228

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
University of North Carolina at Wilmington	5.00%		6/1/2037	A1	$7,055,000	$7,062,729
University of Oregon TCRS (BAM)	3.50%		4/1/2052	AA	5,000,000	4,124,364
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.125%		7/1/2053	BBB	2,500,000	2,688,196
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,655,000	1,792,668
Total						409,098,605

Electric Revenue Bonds 0.33%
City of San Antonio TX Electric & Gas Systems Revenue(c)	5.00%		2/1/2054	Aa2	15,000,000	15,617,070

Energy 0.60%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A1	3,745,000	3,886,128
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	23,635,000	24,068,343
Total						27,954,471

Financial Services 0.11%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	4,912,888

General Obligation 12.35%
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	7,850,809
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	41,700,000	43,594,498
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2049	Aa3	9,600,000	10,187,025
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,600,000	2,310,245
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,367,330
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	2,000,000	2,039,183
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	2,070,000	2,105,476
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,000,000	1,015,000
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	3,972,185
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,191,796
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	1,100,000	1,124,418
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	1,200,000	1,259,167
City of Chicago IL GO	5.50%		1/1/2039	BBB	2,125,000	2,254,015
City of Chicago IL GO	5.50%		1/1/2049	BBB	18,285,000	18,571,915

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Horace ND GO	4.50%		5/1/2039	Baa3	$1,250,000	$1,225,935
City of Horace ND GO	4.75%		5/1/2044	Baa3	1,100,000	1,077,204
City of New York NY GO	5.00%		8/1/2051	AA	7,275,000	7,519,254
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	6,929,686
City of New York NY GO	5.25%		4/1/2054	AA	8,500,000	8,951,055
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	2,858,120
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,578,148
City of Philadelphia PA GO	5.00%		8/1/2037	A+	3,250,000	3,339,370
Commonwealth of Massachusetts GO	5.00%		1/1/2054	AA+	7,740,000	8,047,718
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	8,782,789	8,310,970
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	15,000,000	13,095,844
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	2,576,932	2,588,502
County of Anne Arundel MD GO	3.00%		10/1/2044	AAA	7,415,000	5,890,965
County of Cook IL GO	5.00%		11/15/2030	A+	1,000,000	1,029,383
County of Cook IL GO	5.00%		11/15/2035	A+	1,000,000	1,023,957
County of Luzerne PA GO (AGM)	5.00%		11/15/2029	AA	4,215,000	4,263,553
County of Pasco-State of Florida Cigarette Tax Revenue (AGM)	5.75%		9/1/2054	AA	4,770,000	5,135,121
Forney Independent School District TX GO (PSF-GTD)	3.00%		2/15/2045	AAA	6,050,000	4,718,363
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2048	Baa2	5,000,000	5,019,254
Irvine Unified School District-Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2056	AA	500,000	504,789
King County Public Hospital District No. 4 WA GO	5.00%		12/1/2038	NR	5,000,000	4,921,618
Louisiana Stadium & Exposition District	5.25%		7/1/2053	A2	15,715,000	16,358,242
Main Street Natural Gas, Inc. GA	5.00%		5/15/2027	A1	4,500,000	4,614,933
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A1	2,940,000	3,067,567
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	20,965,000	21,904,077
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	2,000,000	2,131,417
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	AA	3,980,000	4,226,628
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	AA	4,000,000	4,216,899

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%	7/1/2053	AA	$5,000,000	$5,252,658
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2050	A	25,900,000	22,341,107
Metropolitan Pier & Exposition Authority IL (AGM)	4.00%	6/15/2050	AA	6,000,000	5,236,403
New Jersey Economic Development Authority-New Jersey Transit Corp	5.25%	11/1/2047	A2	11,050,000	11,501,818
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2029	A2	10,365,000	8,832,372
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2048	A2	5,000,000	5,681,754
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2041	A2	6,250,000	6,698,273
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2042	A2	2,000,000	2,130,535
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2044	AAA	15,000,000	15,697,732
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	11/1/2045	AAA	7,500,000	8,093,818
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	19,635,000	14,769,822
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	7,085,000	5,270,901
New York State Thruway Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2051	AA+	4,110,000	2,994,716
New York State Urban Development Corp.-State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	4,970,000	3,576,811
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	33,325,000	35,673,106
Royse City Independent School District TX GO (PSF-GTD)	5.00%	2/15/2054	Aaa	7,000,000	7,261,603
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,085,100
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%	9/1/2037	Aa3	1,200,000	1,217,857

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Southwest Local School District/Hamilton County OH GO (SD CRED PROG)	4.00%	1/15/2055	Aa1	$7,000,000	$6,294,459
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	5,798,548
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	6,150,000	5,564,757
State of California GO	5.00%	8/1/2038	Aa2	3,700,000	3,767,758
State of California GO	5.25%	8/1/2032	Aa2	7,500,000	7,545,059
State of California GO	5.25%	10/1/2050	Aa2	7,500,000	8,072,241
State of Connecticut GO	3.00%	11/15/2042	AA-	4,000,000	3,276,670
State of Connecticut GO	3.00%	11/15/2043	AA-	2,800,000	2,259,699
State of Connecticut GO	5.00%	6/15/2038	AA-	1,000,000	1,035,172
State of Connecticut GO	5.00%	4/15/2039	AA-	1,650,000	1,722,024
State of Illinois GO	4.00%	11/1/2037	A-	6,810,000	6,495,148
State of Illinois GO	5.00%	1/1/2035	A-	6,200,000	6,237,319
State of Illinois GO	5.00%	12/1/2035	A-	2,145,000	2,197,798
State of Illinois GO	5.00%	5/1/2038	A-	4,515,000	4,617,658
State of Illinois GO	5.00%	1/1/2041	A-	3,580,000	3,582,656
State of Illinois GO	5.00%	5/1/2043	A-	3,000,000	3,031,859
State of Illinois GO	5.25%	5/1/2045	A-	2,500,000	2,611,351
State of Illinois GO	5.25%	5/1/2047	A-	1,500,000	1,551,039
State of Illinois GO	5.25%	5/1/2048	A-	1,500,000	1,547,037
State of Illinois GO	5.25%	5/1/2049	A-	1,750,000	1,801,716
State of Illinois GO	5.50%	5/1/2039	A-	8,250,000	8,718,560
State of Illinois GO	5.50%	10/1/2039	A-	6,000,000	6,471,343
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,596,797
State of Illinois GO	5.50%	3/1/2047	A-	13,650,000	14,176,977
State of Illinois GO	5.50%	5/1/2047	A-	11,165,000	11,613,391
State of Illinois GO	5.75%	5/1/2045	A-	2,600,000	2,753,018
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	3,775,000	3,735,969
Washington & Multnomah Counties School District No. 48J Beaverton OR GO (SCH BD GTY)	5.00%	6/15/2036	AA+	8,000,000	8,234,729
Washington State Convention Center Public Facilities District	5.00%	7/1/2048	A3	7,000,000	7,086,635
Washington Township Health Care District CA GO	5.50%	8/1/2053	AA	2,000,000	2,162,544
Total					579,267,951

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 15.93%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB		$3,000,000	$2,747,632
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB		2,615,000	2,358,769
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB		3,950,000	4,074,225
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB		4,250,000	4,350,541
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR		8,008,000	5,914,195
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR		16,473,000	15,965,747
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR		1,218,914	1,314,455
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR		2,432,609	2,490,103
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	Baa2		3,025,000	3,000,877
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	5.00%	2/1/2047	A3		6,940,000	6,955,716
California Municipal Finance Authority-PRS-California Obligated Group	5.00%	4/1/2049	BBB+	(d)	1,300,000	1,342,579
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB		4,510,000	4,589,497
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB		4,500,000	4,505,449
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		6,875,000	6,877,003
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB		3,375,000	3,433,968
Chattanooga Health Educational & Housing Facility Board-Erlanger Health Obligated Group TN	5.25%	12/1/2054	A		20,000,000	20,779,214

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Colby KS-Citizens Medical Center Inc	5.50%	7/1/2026	NR	$7,400,000	$7,421,103
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2049	BBB+	12,120,000	12,088,894
City of Seneca-Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR	4,000,000	4,003,856
City of St. Cloud-CentraCare Health System Obligated Group MN	5.00%	5/1/2054	A2	8,750,000	8,918,287
City of Tampa-H Lee Moffitt Cancer Center & Research Institute Obligated Group FL	4.00%	7/1/2045	A	7,400,000	6,840,805
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.00%	8/1/2044	A-	3,000,000	3,029,378
Colorado Health Facilities Authority-CommonSpirit Health Obligated Group	5.50%	11/1/2047	A-	4,390,000	4,617,210
Columbia County Hospital Authority-WellStar Health System Obligated Group GA	5.75%	4/1/2053	A+	2,670,000	2,906,611
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2041	BBB	7,920,000	7,356,610
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2049	BBB	6,875,000	6,066,426
County of Cuyahoga-MetroHealth System OH	5.50%	2/15/2052	BBB	8,925,000	8,971,643
County of Cuyahoga-MetroHealth System OH	5.50%	2/15/2057	BBB	5,250,000	5,274,142
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+	2,650,000	2,594,857
County of Warren-Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2049	AA-	8,610,000	9,091,500
County of Warren-Bowling Green-Warren County Community Hospital Corp KY	5.25%	4/1/2054	AA-	8,000,000	8,388,345
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR	950,000	956,541
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR	1,115,000	1,117,483

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Cumberland County Municipal Authority-Penn State Health Obligated Group PA	3.00%	11/1/2038	A	$4,315,000	$3,682,446
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB	700,000	700,082
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2053	A-	2,870,000	2,908,624
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2058	A-	21,000,000	21,291,606
Duluth Economic Development Authority-St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-	5,000,000	5,237,566
Genesee County Funding Corp.-Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+	4,000,000	4,088,395
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2043	Baa2	4,720,000	4,777,606
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2044	Baa2	4,135,000	4,176,065
Greenville Health System-Prisma Health Obligated Group SC	5.00%	5/1/2034	A	3,970,000	3,970,197
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%	7/1/2032	BBB	1,000,000	1,014,731
Hospitals & Higher Education Facilities Authority of Philadelphia-Temple University Health Obligated Group PA	5.00%	7/1/2033	BBB	2,950,000	2,987,500
Isle of Weight County Economic Development Authority-Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2048	AA	3,000,000	3,219,493
Isle of Weight County Economic Development Authority-Riverside Healthcare Association Obligated Group VA (AGM)	5.25%	7/1/2053	AA	6,000,000	6,389,420
Lee County Industrial Development Authority-Lee Health System Inc Obligated Group FL	4.00%	4/1/2049	A+	5,500,000	5,032,499
Louisville/Jefferson County Metropolitan Government-Norton Healthcare Obligated Group KY	5.00%	10/1/2041	A	3,200,000	3,352,569
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.00%	1/1/2036	Baa3	3,290,000	3,382,258

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.50%	1/1/2046	Baa3	$17,990,000	$18,093,914
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center Obligated Group	5.00%	7/1/2036	A-	1,320,000	1,337,085
Maryland Health & Higher Educational Facilities Authority-Mercy Medical Center Obligated Group	5.00%	7/1/2038	A-	2,250,000	2,273,390
Maryland Health & Higher Educational Facilities Authority-University of Maryland Medical System Obligated Group	5.25%	7/1/2052	A	5,500,000	5,746,631
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2031	BBB	1,980,000	2,000,758
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	5,115,000	5,150,074
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.25%	7/1/2048	BBB	2,600,000	2,695,134
Massachusetts Development Finance Agency-Mass General Brigham Inc	5.00%	7/1/2054	AA-	11,000,000	11,284,940
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2035	BBB-	2,000,000	1,850,944
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	5,380,000	4,563,220
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2039	BBB-	3,360,000	3,345,778
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	1,600,000	1,501,344
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-	8,910,000	8,995,956
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2049	A3	3,100,000	3,309,580
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2057	A3	2,200,000	2,329,245
Michigan State Hospital Finance Authority-Ascension Health Credit Group	5.00%	11/15/2047	AA	4,000,000	4,079,122
Minnesota Agricultural & Economic Development Board-HealthPartners Obligated Group	5.25%	1/1/2054	A	12,900,000	13,298,255

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR		$10,000,000	$9,620,313
Montana Facility Finance Authority-Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2043	A		4,000,000	4,041,420
Montana Facility Finance Authority-Kalispell Regional Medical Center Obligated Group	5.00%	7/1/2048	A		5,760,000	5,788,548
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	4.00%	9/1/2049	A		3,960,000	3,574,043
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2029	A-		1,000,000	1,000,631
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2030	A-		580,000	580,318
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2031	A-		1,620,000	1,620,745
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2034	A-		1,100,000	1,100,209
Nebraska Educational Health Cultural & Social Services Finance Authority-Immanuel Retirement Communities Obligated Group	4.00%	1/1/2044	AA	(d)	3,500,000	3,143,749
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR		2,260,000	2,289,389
New Hampshire Business Finance Authority-NFA UH SPV LLC†	6.25%	12/15/2038	NR		2,320,000	2,364,111
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-		8,110,000	6,983,471
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2031	BB-		1,300,000	1,294,624
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2040	BB-		1,300,000	1,187,735
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-		4,900,000	4,647,118

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	8/1/2028	BBB-	$3,055,000	$3,191,175
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%	5/1/2052	A-	8,085,000	8,292,670
New York State Dormitory Authority-Northwell Health Obligated Group(c)	5.00%	5/1/2052	A-	33,500,000	34,360,474
New York State Dormitory Authority-Northwell Health Obligated Group	5.25%	5/1/2054	A-	25,000,000	26,106,732
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,061,206
New York State Dormitory Authority-White Plains Hospital Obligated Group (AGC)	5.50%	10/1/2054	AA	6,500,000	6,922,660
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-	2,475,000	2,162,068
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	1,500,000	1,410,706
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB	4,660,000	4,704,302
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2052	BB	10,015,000	10,158,802
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2057	BB	10,000,000	10,129,526
Orange County Health Facilities Authority(c)	5.25%	10/1/2056	A+	30,000,000	31,340,754
Orange County Health Facilities Authority(c)	5.25%	10/1/2056	A+	6,650,000	6,947,014
Oregon State Facilities Authority-Providence St Joseph Health Obligated Group	5.00%	10/1/2045	A	7,000,000	7,013,430
Palm Beach County Health Facilities Authority-Baptist Health South Obligated Group FL	4.00%	8/15/2049	AA-	6,765,000	5,884,260
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	11,025,000	9,616,427
Palomar Health Obligated Group CA	5.00%	11/1/2039	B	8,240,000	6,880,093
Pennsylvania Economic Development Financing Authority-UPMC Obligated Group	4.00%	5/15/2048	A	3,500,000	3,221,710
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.00%	11/1/2054	A	5,000,000	5,098,538

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Higher Educational Facilities Authority-Thomas Jefferson University Obligated Group	5.50%	11/1/2054	A	$16,750,000	$17,851,947
Public Finance Authority-Moses H Cone Memorial Hospital Obligated Group WI	5.00%	10/1/2052	AA-	8,750,000	8,958,101
Public Finance Authority-Proton International Alabama LLC WI†(b)	6.85%	10/1/2047	NR	1,410,000	141,000
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%	5/15/2049	BBB+	1,825,000	1,892,107
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%	5/15/2054	BBB+	4,805,000	4,946,619
Roanoke Economic Development Authority-Carilion Clinic Obligated Group	3.00%	7/1/2045	AA-	20,740,000	16,840,880
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3	3,720,000	3,847,759
South Broward Hospital District Obligated Group FL TCRS (BAM)	3.00%	5/1/2051	AA	5,150,000	3,903,736
South Carolina Jobs-Economic Development Authority-Bon Secours Mercy Health Inc	5.00%	12/1/2046	A+	8,000,000	8,208,710
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.50%	11/1/2046	A+	9,500,000	10,402,121
South Carolina Jobs-Economic Development Authority-Novant Health Obligated Group	5.50%	11/1/2054	A+	16,640,000	17,764,957
State of Ohio-Premier Health Partners Obligated	4.00%	11/15/2039	Baa1	2,640,000	2,431,561
Tarrant County Cultural Education Facilities Finance Corp TX(c)	5.00%	7/1/2053	A1	9,550,000	9,790,898
Washington Health Care Facilities Authority-Overlake Hospital Medical Center Obligated Group	5.00%	7/1/2038	A	4,000,000	3,795,179
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+	2,060,000	2,246,014
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+	3,250,000	3,519,002
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB+	100,000	100,140
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB+	30,000	30,067

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Westchester County Health Care Corp Obligated Group NY	6.25%	11/1/2052	BB+	$1,280,000	$1,401,745
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%	11/1/2051	AA	2,750,000	2,813,216
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2048	AA	1,750,000	1,910,958
Wisconsin Health & Educational Facilities Authority-Ascension Health Credit Group	4.00%	11/15/2046	Aa2	4,065,000	3,578,225
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	BBB	9,750,000	10,349,500
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA	1,250,000	1,302,504
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2	840,000	807,587
Yuma Industrial Development Authority-Yuma Regional Medical Center Obligated Group AZ	5.25%	8/1/2054	A	13,500,000	14,025,088
Total					747,008,680

Housing 3.38%
California Municipal Finance Authority-Bowles Hall Foundation	5.00%	6/1/2050	Baa3	1,410,000	1,409,970
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2039	Baa3	1,000,000	991,661
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2041	Baa3	1,000,000	977,143
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2048	Baa3	1,350,000	1,287,305
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2053	Baa3	1,745,000	1,638,379
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2058	Baa3	1,750,000	1,622,809
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	5,000,000	3,995,894

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR	$4,500,000	$3,388,620
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	4,020,000	1,233,795
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%	1/1/2055	Aa1	8,345,000	9,082,560
Florida Housing Finance Corp. (FHLMC), (FNMA), (GNMA)	6.25%	7/1/2055	Aaa	5,000,000	5,523,605
Indiana Finance Authority-CHF-Tippecanoe LLC	5.00%	6/1/2053	BBB-	1,350,000	1,337,284
Indiana Finance Authority-CHF-Tippecanoe LLC	5.125%	6/1/2058	BBB-	1,700,000	1,703,237
Indiana Finance Authority-CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-	4,460,000	4,512,502
Indiana Finance Authority-SFP-PUFW I LLC	5.00%	7/1/2054	BBB-	1,175,000	1,156,162
Indiana Finance Authority-SFP-PUFW I LLC	5.25%	7/1/2064	BBB-	1,625,000	1,620,801
Industrial Development Authority of the City of Phoenix Arizona-Downtown Phoenix Student Housing LLC AZ	5.00%	7/1/2037	Baa3	1,000,000	1,010,835
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA	2,700,000	2,808,277
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.50%	7/1/2054	AA	1,150,000	1,215,802
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.50%	7/1/2059	AA	2,000,000	2,101,921
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2054	AA	3,775,000	3,843,163
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2059	AA	1,330,000	1,356,779
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,127,264
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,383,861
Maryland Economic Development Corp.-University of Maryland College Park (AGM)	5.00%	7/1/2054	AA	5,000,000	5,104,569
Maryland Economic Development Corp.-University of Maryland College Park (AGM)	5.125%	7/1/2059	AA	3,000,000	3,087,541
Maryland Economic Development Corp.-University of Maryland College Park (AGM)	5.25%	7/1/2064	AA	5,000,000	5,171,552

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
New Hampshire Business Finance Authority	4.00%		10/20/2036	BBB	$10,635,586	$10,328,118
New Hampshire Business Finance Authority	4.168%		1/20/2041	AA-	6,000,000	5,806,918
New Hampshire Business Finance Authority	4.168%		1/20/2041	BBB	5,100,000	4,805,130
New Hampshire Business Finance Authority	4.25%		7/20/2041	A2	6,427,442	6,202,283
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB	5,302,508	5,302,513
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%		12/15/2031	Baa3	750,000	760,399
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	1,350,000	1,375,042
New York State Dormitory Authority-State University of New York Dormitory Facilities Revenue	3.00%		7/1/2045	Aa3	5,037,000	3,821,828
Public Finance Authority-CHF-Manoa LLC WI†	5.50%		7/1/2043	BBB-	4,500,000	4,652,446
Public Finance Authority-CHF-Manoa LLC WI†	5.75%		7/1/2053	BBB-	6,285,000	6,478,793
Texas Department of Housing & Community Affairs (GNMA)	5.125%		7/1/2055	Aaa	10,000,000	10,153,725
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%		7/1/2034	BBB-	1,000,000	977,250
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%		7/1/2039	BBB-	1,500,000	1,429,122
Toledo-Lucas County Port Authority-CHF-Toledo LLC OH	5.00%		7/1/2046	BBB-	1,000,000	921,781
Washington State Housing Finance Commission	3.812%	#(a)	3/20/2040	A3	10,967,130	10,198,378
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.00%		7/1/2054	BBB-	2,500,000	2,533,449
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2044	BBB-	1,350,000	1,446,100
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2049	BBB-	1,000,000	1,058,327
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%		7/1/2059	BBB-	5,135,000	5,386,806
Total						158,331,699

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.39%
Indiana Finance Authority-Marion County Capital Improvement Board	5.25%	2/1/2032	AA+	$5,000,000	$5,024,643
Kentucky Bond Development Corp.	4.00%	9/1/2048	A+	6,645,000	6,160,863
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%	11/1/2044	A2	5,500,000	5,600,185
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	9,000,000	9,008,692
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2043	A2	4,500,000	4,577,106
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2036	A2	1,285,000	1,316,772
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2047	A2	6,050,000	6,073,953
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2028	A2	10,000,000	8,848,629
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,935,000	1,521,731
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2037	A2	3,390,000	1,992,427
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	3,000,000	3,051,650
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	2,400,000	2,437,050
Northern Illinois University (BAM)	5.50%	4/1/2049	AA	2,500,000	2,623,354
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.25%	7/15/2059	AA	6,500,000	6,858,692
Total					65,095,747

Multi-Family Housing 0.19%
New Hampshire Business Finance Authority	3.625%	8/20/2039	A3	6,964,371	6,409,456
New York City Housing Development Corp. NY	2.40%	11/1/2046	AA+	3,800,000	2,498,365
Total					8,907,821

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 2.64%
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%	8/1/2048	BBB-	$1,650,000	$1,659,011
City of Miami Beach Parking Revenue FL (BAM)	5.00%	9/1/2040	AA	2,000,000	2,008,800
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.125%	8/15/2048	Baa3	9,775,000	9,811,311
Commonwealth of Puerto Rico GO Zero Coupon#(a)		11/1/2051	NR	4,635,942	2,885,874
County of Broward FL Convention Center Hotel Revenue(c)	5.50%	1/1/2055	AA	31,540,000	33,685,114
District of Columbia-Friendship Public Charter School Inc	5.00%	6/1/2041	BBB	2,080,000	2,055,543
Grand River Hospital District CO GO (AGM)	5.25%	12/1/2034	AA	1,000,000	1,036,498
Grand River Hospital District CO GO (AGM)	5.25%	12/1/2035	AA	1,000,000	1,033,358
Grand River Hospital District CO GO (AGM)	5.25%	12/1/2037	AA	1,160,000	1,192,188
Main Street Natural Gas, Inc. GA	5.00%	5/15/2037	A1	2,990,000	3,116,164
Main Street Natural Gas, Inc. GA	5.00%	5/15/2043	A1	3,250,000	3,297,810
Michigan Finance Authority-Bradford Academy	4.30%	9/1/2030	NR	230,000	214,239
Michigan Finance Authority-Bradford Academy	4.80%	9/1/2040	NR	565,000	479,180
Michigan Finance Authority-Bradford Academy	5.00%	9/1/2050	NR	925,000	748,252
M-S-R Energy Authority CA	6.125%	11/1/2029	BBB+	1,650,000	1,749,974
New Jersey Economic Development Authority-Friends of TEAM Academy Charter School Obligated Group	6.00%	10/1/2043	BBB	3,500,000	3,503,040
New Jersey Economic Development Authority-New Jersey Transit Corp	5.00%	11/1/2052	A2	11,375,000	11,625,177
Public Finance Authority-Inperium Inc Obligated Group WI†	5.75%	12/1/2054	NR	4,000,000	4,019,666
Ridley School District PA (AGM), (ST AID WITHHLDG)	5.00%	11/15/2050	AA	5,000,000	5,123,117
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%	5/15/2054	AA+	20,000,000	21,179,230
Washington State Convention Center Public Facilities District	4.00%	7/1/2031	NR	10,000,000	10,006,031
Washington State Convention Center Public Facilities District	4.00%	7/1/2048	Baa1	3,745,000	3,264,393
Total					123,693,970

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control 0.07%
Finance Authority of Maine-Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	$1,200,000	$1,211,426
Florida Development Finance Corp.-GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	BB-	2,250,000	2,252,868
Total						3,464,294

Pre-Refunded 0.02%
School District of Philadelphia PA GO (ST AID WITHHLDG)	5.00%		9/1/2038	Aa3	995,000	1,008,983

Single-Family Housing 0.17%
Pennsylvania Housing Finance Agency	5.00%		10/1/2050	AA+	7,725,000	7,789,359

Special Tax 1.45%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,845,000	1,861,933
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	3,115,000	3,068,193
Gramercy Farms Community Development District FL	6.75%		5/1/2039	NR	196,000	189,986
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,588,766
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A+	4,875,000	4,914,192
Irvine Facilities Financing Authority-City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%		9/1/2053	AA	8,000,000	8,612,038
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%		4/1/2028	Baa2	1,412,895	1,464,323
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2046	AA	16,455,000	12,444,831
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%		9/1/2052	AA	2,500,000	2,610,474
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%		10/1/2041	A2	11,195,000	12,115,492
State of Connecticut Special Tax Revenue	5.00%		8/1/2034	AA	3,600,000	3,612,882
State of Connecticut Special Tax Revenue	5.00%		1/1/2037	AA	7,000,000	7,241,699
State of Connecticut Special Tax Revenue	5.00%		1/1/2038	AA	4,250,000	4,384,136

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Stone Canyon Community Improvement District MO(b)	5.70%	4/1/2022	NR	$1,000,000	$280,000
Stone Canyon Community Improvement District MO(b)	5.75%	4/1/2027	NR	1,300,000	364,000
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT(e)	5.75%	12/1/2044	NR	2,100,000	2,113,014
Total					67,865,959

Tax Revenue 6.84%
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	13,615,000	12,414,485
City of Sparks NV†	2.75%	6/15/2028	Baa2	380,000	369,834
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2042	AA	1,250,000	1,310,530
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,760,099
County of Miami-Dade Transit System FL	5.00%	7/1/2051	AA	12,405,000	12,764,189
Lower Colorado River Authority-LCRA Transmission Services Corp TX	6.00%	5/15/2052	A	1,700,000	1,848,462
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	3,500,000	3,562,673
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	7,210,000	6,134,634
Metropolitan Pier & Exposition Authority IL	5.00%	6/15/2050	A	4,365,000	4,408,257
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	8,489,869
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	10,790,996
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,004,757
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.75%	6/15/2044	NR	850,000	871,872
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	6.00%	6/15/2054	NR	1,250,000	1,291,111

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority-New York City Transitional Finance Authority Future Tax Secured Revenue	5.25%	5/1/2049	AAA	$7,810,000	$8,309,667
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	25,705,000	27,243,984
New York City Transitional Finance Authority Future Tax Secured Revenue NY(e)	5.50%	11/1/2051	AAA	4,750,000	5,163,054
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%	12/1/2059	A+	25,000,000	26,882,435
New York Convention Center Development Corp.-New York City Hotel Unit Fee Revenue	5.00%	11/15/2040	A2	5,000,000	5,018,259
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2042	Aa1	5,000,000	4,141,463
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,480,000	1,828,867
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	8,980,000	6,591,916
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2046	AA+	2,455,000	2,549,386
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2046	Aa1	10,000,000	10,516,065
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2052	Aa1	15,000,000	15,670,124
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2047	AA+	5,825,000	4,291,729
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2048	AA+	9,590,000	6,993,825
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	AA+	6,495,000	4,674,323
New York State Urban Development Corp.-State of New York Personal Income Tax Revenue	3.00%	3/15/2050	AA+	7,620,000	5,446,574

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	$1,271,000	$1,076,832
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	2,122,000	1,664,013
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	2,549,000	1,831,132
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	612,600
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	32,628,000	31,827,283
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	8,253,000	8,050,465
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	36,578
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	14,097,000	13,574,170
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	4,980,000	4,911,945
San Leandro Unified School District CA GO	5.25%	8/1/2048	AA-	10,500,000	11,265,410
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2052	AA+	10,335,000	10,884,433
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2057	AA+	2,500,000	2,625,462
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2059	AA+	11,450,000	12,099,168
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2062	AA+	10,655,000	11,154,672
Total					320,957,602

Taxable Revenue-Water & Sewer 1.56%
City of Chicago IL Waterworks Revenue(c)	5.50%	11/1/2062	AA	20,300,000	21,415,591
County of Miami-Dade Water & Sewer System Revenue FL	5.25%	10/1/2054	AA	7,610,000	8,112,307
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY(e)	5.00%	6/15/2046	AA+	11,500,000	12,135,613
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	12,500,000	13,271,377
Oklahoma City Water Utilities Trust	5.25%	7/1/2064	AAA	7,500,000	8,000,123

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Taxable Revenue-Water & Sewer (continued)
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%	9/1/2048	AA		$3,000,000	$3,157,528
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR		2,500,000	2,195,723
Washington Suburban Sanitary Commission MD	3.00%	6/1/2045	AAA		6,165,000	4,864,090
Total						73,152,352

Tobacco 2.15%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		54,825,000	48,394,165
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2051	BBB		8,900,000	9,010,076
Michigan Finance Authority Tobacco Settlement Revenue	5.00%	6/1/2049	BBB+		2,445,000	2,452,008
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR		20,000,000	1,227,136
Tobacco Securitization Authority of Northern California-Sacramento County Tobacco Securitization Corp	4.00%	6/1/2049	BBB+		2,850,000	2,514,647
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		8,900,000	9,004,014
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BBB+		3,755,000	3,754,742
Tobacco Settlement Financing Corp. NJ	5.25%	6/1/2046	BBB+		4,305,000	4,342,120
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		7,540,000	6,897,560
TSASC, Inc. NY	5.00%	6/1/2035	BBB		1,390,000	1,408,982
TSASC, Inc. NY	5.00%	6/1/2045	CCC+		7,500,000	6,925,581
TSASC, Inc. NY	5.00%	6/1/2048	NR		5,550,000	5,093,403
Total						101,024,434

Transportation 21.86%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,725,360
Bay Area Toll Authority CA	3.00%	4/1/2054	AA-		5,100,000	3,731,555
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		3,875,000	4,013,136
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		2,875,000	2,958,462
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2038	BB+	(d)	5,000,000	5,063,841

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB	+(d)	$2,500,000	$2,506,287
Charleston County Airport District SC AMT	5.25%	7/1/2049	A+		3,500,000	3,632,726
Charleston County Airport District SC AMT	5.25%	7/1/2054	A+		6,500,000	6,722,979
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,950,000	2,103,242
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,470,000	1,578,169
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,660,000	1,777,269
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+		9,375,000	9,377,462
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+		20,000,000	20,053,674
Chicago O’Hare International Airport IL AMT	5.50%	1/1/2059	A+		6,000,000	6,298,869
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3		18,650,000	19,864,818
City of Charlotte Airport Revenue NC AMT	5.25%	7/1/2053	Aa3		4,325,000	4,452,211
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%	7/15/2037	Ba3		4,600,000	4,835,165
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%	7/15/2038	Ba3		4,250,000	4,454,021
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%	7/15/2039	Ba3		4,700,000	4,916,177
City of Houston Airport System Revenue-United Airlines Inc TX AMT	6.625%	7/15/2038	BB		2,500,000	2,524,826
City of Los Angeles Department of Airports CA AMT	3.00%	5/15/2049	AA-		5,890,000	4,139,777
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2045	AA		6,410,000	6,513,986
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA		6,440,000	6,759,979
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A+		7,500,000	7,852,204
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA		7,500,000	7,602,999
Colorado Bridge & Tunnel Enterprise (AGM)	5.25%	12/1/2049	AA		3,825,000	4,113,509
Colorado Bridge & Tunnel Enterprise (AGM)	5.50%	12/1/2054	AA		4,250,000	4,609,164
Columbus Regional Airport Authority OH	5.25%	1/1/2050	A		4,125,000	4,393,284
Columbus Regional Airport Authority OH	5.25%	1/1/2055	A		4,125,000	4,375,029
County of Lee Airport Revenue FL AMT	5.25%	10/1/2049	A2		6,200,000	6,431,042

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
County of Osceola Transportation Revenue FL	4.00%		10/1/2054	BBB+	$1,775,000	$1,568,591
County of Osceola Transportation Revenue FL	5.00%		10/1/2039	BBB+	1,000,000	1,025,333
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2032	A+	4,200,000	3,187,211
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2037	A+	7,720,000	4,179,945
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2037	Baa2	1,000,000	1,004,289
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2041	Baa2	4,240,000	4,172,160
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon		1/15/2033	A	5,000,000	3,731,315
Foothill-Eastern Transportation Corridor Agency CA	3.50%		1/15/2053	A	10,830,000	8,763,194
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,000,000	4,454,956
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2048	AA	1,250,000	1,292,283
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2053	AA	2,000,000	2,057,454
Greenville-Spartanburg Airport District SC 5.25%			7/1/2054	A+	4,160,000	4,414,468
Hampton Roads Transportation Accountability Commission-Hampton Roads Transportation Fund VA	5.25%		7/1/2064	Aa1	13,000,000	13,897,511
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	5,000,000	4,921,749
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	12,630,000	12,424,423
Kenton County Airport Board AMT	5.25%		1/1/2049	A1	8,500,000	8,789,755
Kenton County Airport Board AMT	5.25%		1/1/2054	A1	10,750,000	11,048,474
Louisiana Public Facilities Authority-Calcasieu Bridge Partners LLC AMT	5.50%		9/1/2059	Baa3	5,450,000	5,637,890
Louisiana Public Facilities Authority-Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3	20,910,000	22,019,033
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2040	NR	2,000,000	1,818,920
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	5,000,000	5,065,811

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2047	Baa3	$2,500,000	$2,564,984
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2052	Baa3	2,760,000	2,813,116
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%		6/30/2055	Baa3	6,500,000	6,622,921
Maryland State Transportation Authority	5.00%		7/1/2051	Aa2	10,000,000	10,328,903
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2049	A2	5,000,000	5,032,212
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	6,787,585
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A-	4,675,000	4,207,621
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A-	9,825,000	8,737,151
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A-	6,605,000	5,852,325
Metropolitan Transportation Authority NY(c)	4.75%		11/15/2045	A-	13,890,000	13,912,705
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	4,265,000	4,332,310
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	2,700,000	2,845,634
Metropolitan Transportation Authority NY	5.25%		11/15/2055	A-	10,850,000	11,081,067
Metropolitan Transportation Authority NY(c)	5.25%		11/15/2055	A3	6,610,000	6,750,770
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A-	15,750,000	16,675,722
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.50%		10/1/2054	AA-	7,000,000	7,380,872
Minneapolis-St. Paul Metropolitan Airports Commission AMT	5.00%		1/1/2047	A+	3,000,000	3,028,942
Minneapolis-St. Paul Metropolitan Airports Commission AMT	5.25%		1/1/2049	A+	15,000,000	15,522,186
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2045	A2	5,000,000	5,121,404
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2050	A2	15,155,000	15,820,924
New Jersey Transportation Trust Fund Authority	5.50%		6/15/2050	A2	2,000,000	2,341,025
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2042	A2	8,500,000	8,949,093
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%		6/15/2046	A-	9,490,000	9,595,799
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%		6/15/2050	A2	23,500,000	24,625,669
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%		6/15/2055	A2	18,500,000	19,320,843

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	$9,000,000	$9,588,742
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3	21,750,000	22,128,578
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3	20,750,000	22,072,039
New York State Thruway Authority	4.00%	1/1/2050	A1	9,315,000	8,377,745
New York State Thruway Authority-New York State Thruway Authority	5.25%	1/1/2056	A1	7,455,000	7,489,193
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa2	7,160,000	6,815,337
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa2	2,955,000	3,043,607
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa2	4,440,000	4,562,504
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa2	12,450,000	12,729,256
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa2	11,100,000	11,291,264
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2	21,000,000	21,363,298
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2	7,000,000	7,354,244
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2	16,530,000	18,167,179
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	5,840,000	5,940,511
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	3,270,000	3,282,220
New York Transportation Development Corp.-JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-	77,500,000	80,606,037
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2060	Baa3	22,185,000	22,917,560
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	10,978,029
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,440,000	2,095,382
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	19,244,340

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AGM) AMT	4.00%	1/1/2051	AA	$4,740,000	$4,068,990
North Carolina Turnpike Authority	5.00%	1/1/2043	BBB	1,150,000	1,179,075
Northern Indiana Commuter Transportation District IN	5.00%	1/1/2054	A+	4,750,000	4,889,472
Northern Indiana Commuter Transportation District IN	5.25%	1/1/2049	A+	4,150,000	4,403,132
Oklahoma Turnpike Authority	5.50%	1/1/2053	AA-	7,500,000	8,025,576
Oklahoma Turnpike Authority(c)	5.50%	10/1/2054	Aa3	12,500,000	13,625,646
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Motor License Fund AMT (AGM)	5.75%	12/31/2062	AA	8,100,000	8,611,235
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,372,660
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A2	9,000,000	9,092,121
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.00%	12/1/2053	A2	5,000,000	4,486,973
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	AA-	6,250,000	6,678,939
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	4,000,000	4,242,671
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	AA-	3,250,000	3,425,933
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	AA-	5,000,000	5,239,485
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	AA-	7,100,000	7,197,913
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,940,000	4,135,671
Port of Portland Airport Revenue-Port of Portland OR Airport Revenue OR AMT	5.25%	7/1/2054	AA-	11,000,000	11,352,440
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-	5,000,000	5,034,253
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,580,102
Reno-Tahoe Airport Authority NV AMT	5.25%	7/1/2049	A	2,100,000	2,163,767
Reno-Tahoe Airport Authority NV AMT	5.25%	7/1/2054	A	2,340,000	2,399,162
San Diego County Regional Airport Authority CA	5.00%	7/1/2051	A1	15,475,000	16,207,907

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2053	Aa3	$5,330,000	$5,411,448
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2049	A1	9,400,000	9,716,557
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	510,000	510,138
State of Michigan Trunk Line Revenue	5.50%		11/15/2049	AA+	15,000,000	16,383,748
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	5,000,000	5,252,704
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2058	AA+	7,300,000	7,681,283
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2037	BBB	5,455,000	5,705,944
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2054	AA	17,585,000	18,224,232
Wayne County Airport Authority-Detroit Metropolitan Wayne County Airport MI AMT	5.00%		12/1/2046	A1	2,825,000	2,870,363
Total						1,025,324,375

Utilities 14.45%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	1,500,000	1,540,623
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,730,643
Black Belt Energy Gas District AL	5.00%	#(a)	5/1/2055	Aa3	5,000,000	5,283,663
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	3,750,000	4,012,820
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,965,629
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	7,005,246
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	16,250,000	17,055,527
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	13,265,000	14,007,117
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	2,740,000	2,880,574
California Community Choice Financing Authority(c)	5.25%		11/1/2054	A2	14,000,000	14,835,669
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		7/1/2039	Baa3	2,200,000	2,251,421

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	$500,000	$511,610
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,474,374
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	5,000,000	5,061,640
City of Baltimore MD	5.00%		7/1/2039	A1	4,750,000	4,755,143
City of Baltimore MD(c)	5.25%		7/1/2047	AA-	7,190,000	7,588,236
City of Baltimore MD(c)	5.25%		7/1/2052	AA-	12,190,000	12,865,174
City of Chicago Waterworks Revenue IL	5.00%		11/1/2036	A+	1,775,000	1,825,393
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	3,000,000	3,082,504
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	2,500,000	2,563,077
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,611,943
City of Fort Lauderdale Water & Sewer Revenue FL	5.50%		9/1/2053	AA+	5,000,000	5,429,372
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,734,411
City of San Antonio Electric & Gas Systems Revenue-City of San Antonio TX Electric & Gas Systems Revenue TX	5.00%		2/1/2054	Aa2	15,710,000	16,356,278
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2049	Aa2	2,000,000	2,178,311
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	10,880,000	11,745,503
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	7,000,000	7,556,445
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	20,345,000	20,993,116
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	20,850,000	21,815,695
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	2,500,000	2,517,377
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	22,500,000	23,942,578
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	10,710,000	11,776,850
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.25%		8/1/2029	NR	1,500,000	1,556,427
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	12,755,090
JEA Water & Sewer System Revenue FL	5.50%		10/1/2054	AA+	5,000,000	5,417,738
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,079,060
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,075,607

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	$15,500,000	$15,455,374
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	26,455,000	28,442,270
Kentucky Public Energy Authority	5.25%	#(a)	6/1/2055	A1	20,000,000	21,140,736
Lower Colorado River Authority-LCRA Transmission Services Corp TX (AGM)	5.25%		5/15/2054	AA	9,000,000	9,488,566
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	25,850,000	25,805,548
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	14,205,000	14,264,679
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	13,400,000	13,922,826
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	11,000,000	11,577,640
Michigan Finance Authority-Great Lakes Water Authority Sewage Disposal System Revenue	5.00%		7/1/2034	A+	1,980,000	1,986,695
Municipal Electric Authority of Georgia	5.25%		1/1/2049	A2	3,475,000	3,687,911
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,100,000	1,139,325
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,750,000	1,812,562
Municipal Electric Authority of Georgia (BAM)	5.25%		1/1/2054	AA	5,000,000	5,273,728
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	3.50%		6/15/2048	AA+	5,000,000	4,117,205
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2047	AA+	4,500,000	4,794,736
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2053	AA+	9,910,000	10,503,317
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+	4,000,000	4,004,404
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA	1,000,000	1,019,959
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1	10,000,000	10,699,112
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	15,914,803
Philadelphia Gas Works Co.-Philadelphia Gas Works Co	5.25%		8/1/2049	A	13,000,000	13,903,755
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	5,000,000	4,492,884
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3	3,750,000	3,898,908
South Carolina Public Service Authority	5.00%		12/1/2046	A-	5,035,000	5,231,885
South Carolina Public Service Authority	5.25%		12/1/2049	A-	5,945,000	6,277,714

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
South Carolina Public Service Authority		5.25%		12/1/2054	A-	$3,000,000	$3,134,960
South Carolina Public Service Authority		5.50%		12/1/2054	A-	7,280,000	7,794,607
Southeast Alabama Gas Supply District AL		5.00%	#(a)	6/1/2049	A1	10,000,000	10,484,175
Southeast Alabama Gas Supply District AL		5.00%	#(a)	8/1/2054	Aa3	13,750,000	14,565,426
Southeast Energy Authority A Cooperative District AL		5.00%		11/1/2035	Baa1	23,000,000	23,754,175
Southeast Energy Authority A Cooperative District AL		5.00%	#(a)	11/1/2055	Aa3	9,200,000	9,787,020
Southeast Energy Authority A Cooperative District AL(c)		5.00%		1/1/2056	A1	20,550,000	20,838,765
Southeast Energy Authority A Cooperative District AL		5.25%	#(a)	3/1/2055	A1	17,500,000	18,378,572
Southeast Energy Authority A Cooperative District AL		5.50%	#(a)	1/1/2053	A1	5,000,000	5,308,555
Southern California Public Power Authority	4.52% (3 mo. USD Term SOFR * 0.67 + 1.47%)		#	11/1/2038	A2	3,090,000	2,971,287
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1	6,000,000	6,311,344
Tennessee Energy Acquisition Corp.		5.625%		9/1/2026		BBB(d) 10,550,000	10,831,960
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1	5,000,000	5,490,728
Total							677,346,000
Total Municipal Bonds (cost $4,791,013,647)							4,740,102,636

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 0.87%

VARIABLE RATE DEMAND NOTES 0.87%

General Obligation 0.69%
City of New York NY GO	3.650%	4/1/2025		4/1/2042	AA	16,180,000	16,180,000
City of New York NY GO	3.650%	4/1/2025		4/1/2042	AA	5,025,000	5,025,000
City of New York NY GO	3.650%	4/1/2025		10/1/2046	AA	11,100,000	11,100,000
Total							32,305,000

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 0.18%
Development Authority of Appling County-Georgia Power Co	3.850%	4/1/2025	9/1/2041	A	$8,700,000	$8,700,000
Total Short-Term Investments (cost $41,005,000)						41,005,000
Total Investments in Securities 101.95% (cost $4,832,018,647)						4,781,107,636
Other Assets and Liabilities – Net(g) (1.95)%						(90,854,025)
Net Assets 100.00%						$4,690,253,611

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $253,866,799, which represents 5.41% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2025	506	Short	$(58,461,617)	$(59,344,313)	$(882,696)

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$4,740,102,636	$–	$4,740,102,636
Short-Term Investments
Variable Rate Demand Notes	–	41,005,000	–	41,005,000
Total	$–	$4,781,107,636	$–	$4,781,107,636
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(882,696)	–	–	(882,696)
Total	$(882,696)	$–	$–	$(882,696)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.65%

CORPORATE BONDS 0.12%

Health Care Services 0.12%
Care New England Health System (cost $4,842,457)	5.50%		9/1/2026			$5,000,000	$4,937,500

MUNICIPAL BONDS 99.60%

Corporate-Backed 18.20%
Arkansas Development Finance Authority-Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		31,135,000	29,680,849
Arkansas Development Finance Authority-Hybar LLC AMT†	6.875%		7/1/2048	NR		10,250,000	11,185,602
Arkansas Development Finance Authority-Hybar LLC AMT†	7.375%		7/1/2048	NR		16,800,000	18,527,766
Arkansas Development Finance Authority-United States Steel Corp AMT	5.45%		9/1/2052	BB-		18,000,000	18,443,615
Arkansas Development Finance Authority-US Steel Corp AMT	5.70%		5/1/2053	BB-		17,250,000	17,927,357
Avenir Community Development District FL	5.375%		5/1/2043	NR		3,230,000	3,243,927
Avenir Community Development District FL	5.625%		5/1/2054	NR		3,830,000	3,876,534
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,789,289
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,322,720
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		3,800,000	3,821,345
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		39,000,000	39,000,398
City of Henderson-Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		5,500,000	5,207,159
City of Houston Airport System Revenue-United Airlines Inc TX AMT	4.00%		7/15/2041	BB	(b)	4,475,000	4,141,070
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB		5,000,000	5,124,238
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB		18,325,000	18,332,812
City of Valparaiso-Pratt Paper LLC AMT IN†	4.875%		1/1/2044	NR		2,000,000	2,000,773
City of Valparaiso-Pratt Paper LLC AMT IN†	5.00%		1/1/2054	NR		6,100,000	6,060,470
Crosswinds East Community Development District FL	5.50%		5/1/2044	NR		1,000,000	1,007,174
Crosswinds East Community Development District FL	5.75%		5/1/2054	NR		1,500,000	1,507,663

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	$625,000	$619,742
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	9,000,000	9,168,785
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	8,000,000	7,495,246
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2036	NR	5,570,000	5,572,439
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR	1,840,000	1,874,207
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.875%		5/1/2055	NR	4,000,000	4,070,106
Hoover Industrial Development Board-United States Steel Corp AL AMT	5.75%		10/1/2049	BB-	17,770,000	18,512,070
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	10,000,000	11,462,725
Indiana Finance Authority-United States Steel Corp AMT	6.75%		5/1/2039	BB-	3,500,000	3,938,468
Industrial Development Board of The City of Kingsport Tennessee-Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B+	8,000,000	8,054,270
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	18,950,000	18,965,041
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	AA+	9,145,000	10,319,574
Iowa Finance Authority-Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+	23,370,000	26,371,617
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	12,500,000	12,687,139
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH AMT†	3.50%		12/1/2051	Ba1	9,450,000	7,266,183
Louisiana Public Facilities Authority-Waste Pro USA Inc AMT†	6.75%	#(a)	10/1/2053	NR	2,000,000	2,147,261
Louisiana Public Facilities Authority-Waste Pro USA Inc LA AMT†	6.50%	#(a)	10/1/2053	NR	3,745,000	3,992,597
Maricopa County Industrial Development Authority-Commercial Metals Co AZ AMT†	4.00%		10/15/2047	BB+	8,080,000	6,897,389
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	3,430,000	2,298,100
Miami-Dade County Industrial Development Authority-CFC MB I LLC FL†	6.25%		1/1/2059	NR	8,000,000	7,970,987

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	$12,915,000	$12,877,841
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	BBB-	13,500,000	12,776,683
Mobile County Industrial Development Authority-AM/NS Calvert LLC AL AMT	5.00%		6/1/2054	BBB-	19,065,000	18,869,488
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.875%		11/1/2042	B	17,000,000	16,129,719
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB	14,760,000	14,775,367
New Jersey Economic Development Authority-United Airlines Inc	5.50%		6/1/2033	BB	6,960,000	6,981,159
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	4,290,000	4,313,924
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR	11,700,000	11,725,718
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	5,100,000	5,114,143
New York Liberty Development Corp.-3 World Trade Center LLC†	5.375%		11/15/2040	NR	5,000,000	5,013,019
New York Liberty Development Corp.-7 World Trade Center II LLC	3.125%		9/15/2050	Aaa	2,500,000	1,867,320
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,044,267
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	1,330,000	1,330,037
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	21,495,000	21,520,409
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	8,185,000	8,479,120
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	9,165,000	9,460,493
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa2	10,500,000	10,813,946
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B	13,000,000	12,150,485
Normandy Community Development District Assessment Area One FL†	5.30%		5/1/2044	NR	1,500,000	1,442,760
Normandy Community Development District Assessment Area One FL†	5.55%		5/1/2054	NR	2,500,000	2,380,074

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Ohio Air Quality Development Authority-AMG Vanadium LLC AMT†	5.00%		7/1/2049	B3	$33,290,000	$30,270,877
Parish of Beauregard-OfficeMax Inc LA	6.80%		2/1/2027	NR	5,000,000	5,010,175
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	1,000,000	1,002,666
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	6,375,000	6,944,762
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB+	2,750,000	2,997,627
Parish of St. James-NuStar Logistics LP LA†	6.35%		7/1/2040	BB+	5,000,000	5,433,007
Parish of St. James-NuStar Logistics LP LA†	6.35%		10/1/2040	BB+	7,690,000	8,357,943
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,375,000	1,226,328
Pennsylvania Economic Development Financing Authority-New NGC Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,003,442
Polk County Industrial Development Authority-Mineral Development LLC FL†(c)	5.875%		1/1/2033	NR	7,020,000	5,194,800
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.125%		1/1/2044	NR	500,000	503,342
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.25%		1/1/2054	NR	19,750,000	19,924,274
Prairie Center Metropolitan District No. 3 CO GO	5.875%		12/15/2046	NR	3,125,000	3,309,134
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.25%		7/1/2054	NR	25,545,000	20,938,909
Public Finance Authority-TRIPS Obligated Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	10,775,355
Public Finance Authority WI†	5.375%		12/15/2032	NR	3,365,000	3,364,654
Public Finance Authority WI	5.50%		12/15/2028	NR	5,385,000	5,406,761
Southwestern Illinois Development Authority-United States Street Corp	5.75%		8/1/2042	BB-	2,500,000	2,502,156
Spring Valley Community Infrastructure District No. 1 ID†	6.25%		9/1/2053	NR	7,000,000	7,299,047
State of Nevada Department of Business & Industry-Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	13,750,000	13,705,348
Town of Rumford-OfficeMax Inc ME	6.875%		10/1/2026	NR	1,500,000	1,503,123
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,704,595
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	22,035,000	22,268,972

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	$9,000,000	$9,157,659
Village Community Development District No 15 Series 2024 Special Assessment FL†	4.80%		5/1/2055	NR	4,250,000	4,186,520
Village Community Development District No. 15 FL†	5.25%		5/1/2054	NR	4,100,000	4,186,098
Virginia Small Business Financing Authority-Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	3,150,000	3,142,561
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	6,885,000
West Virginia Economic Development Authority-Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2055	NR	5,300,000	5,429,015
Total						758,584,829

Education 7.20%
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.625%		7/1/2048	BB+	2,235,000	2,247,398
Arizona Industrial Development Authority-Academies of Math & Science Obligated Group†	5.75%		7/1/2053	BB+	3,000,000	3,014,246
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.75%		6/15/2049	Ba2	915,000	852,327
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.875%		6/15/2054	Ba2	1,100,000	1,028,125
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.875%		6/15/2059	Ba2	1,000,000	919,120
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	5.00%		6/15/2064	Ba2	1,400,000	1,297,244
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%		6/1/2052	BB	1,250,000	1,274,926
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%		6/1/2062	BB	3,750,000	3,807,309
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.625%		3/1/2045	B+	11,500,000	10,755,300
California Municipal Finance Authority-Westside Neighborhood School†	6.20%		6/15/2054	BB	2,650,000	2,827,187
California Municipal Finance Authority-Westside Neighborhood School†	6.375%		6/15/2064	BB	5,000,000	5,370,748

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2062	BBB		$2,535,000	$2,633,136
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2039	NR		1,950,000	1,863,527
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%	6/15/2049	NR		9,815,000	9,059,925
Capital Trust Agency, Inc.-Southeastern University Obligated Group FL†	6.375%	5/1/2053	BB		6,150,000	6,345,732
Capital Trust Authority-Kipp Miami Obligated Group FL†	5.625%	6/15/2044	BB		815,000	835,756
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.00%	6/15/2054	BB		1,155,000	1,191,105
Capital Trust Authority-Kipp Miami Obligated Group FL†	6.125%	6/15/2060	BB		800,000	825,731
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(b)	8,500,000	9,020,459
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,569,760
Chicago Board of Education IL GO	4.00%	12/1/2043	BB+		2,975,000	2,520,608
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		29,045,000	23,676,154
City of Jacksonville-Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	5,601,522
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.00%	8/1/2044	NR		1,000,000	1,037,579
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.25%	8/1/2049	NR		1,195,000	1,244,507
Clarksville Public Educational Facilities Board-University of the Ozarks AR	6.25%	8/1/2056	NR		2,000,000	2,069,931
Cleveland-Cuyahoga County Port Authority OH†	5.875%	1/1/2049	NR		1,450,000	1,419,319
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.75%	8/15/2045	NR		6,500,000	6,530,724
Colorado Educational & Cultural Facilities Authority†	5.75%	4/1/2059	BB		2,250,000	2,288,178
Colorado Educational & Cultural Facilities Authority†	5.80%	4/1/2054	BB		3,200,000	3,276,915
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%	3/1/2048	NR		4,830,000	3,265,960
Columbus-Franklin County Finance Authority-Ohio Dominican University	6.50%	3/1/2053	NR		3,500,000	2,304,468

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
County of Tuscarawas-Ashland University OH	6.00%	3/1/2045	NR	$5,000,000	$4,956,786
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%	11/1/2037	Ba3	13,000,000	12,806,928
Florida Development Finance Corp.-Renaissance Charter School Inc†	6.75%	6/15/2053	NR	8,000,000	8,567,678
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%	9/15/2040	NR	1,505,000	1,425,199
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	7,991,861
Illinois Finance Authority-Benedictine University	5.00%	10/1/2038	BB	3,700,000	3,084,186
Illinois Finance Authority-DePaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,433,910
Illinois Finance Authority-DePaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,690,355
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%	7/1/2045	BB	7,200,000	7,144,216
Iowa Higher Education Loan Authority-University of Dubuque	5.00%	10/1/2045	BBB-	1,850,000	1,759,072
Iowa Higher Education Loan Authority-University of Dubuque	5.25%	10/1/2040	BBB-	2,000,000	2,043,990
Iowa Higher Education Loan Authority-University of Dubuque	6.00%	10/1/2055	BBB-	3,775,000	3,934,714
Louisiana Public Facilities Authority-Loyola University New Orleans	5.25%	10/1/2048	Baa1	1,225,000	1,241,885
Louisiana Public Facilities Authority-Loyola University New Orleans	5.25%	10/1/2053	Baa1	15,000,000	15,075,222
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.25%	7/1/2044	NR	3,490,000	3,597,193
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.50%	7/1/2054	NR	5,660,000	5,814,498
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.625%	7/1/2059	NR	3,125,000	3,221,056
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	6.75%	7/1/2063	NR	1,000,000	1,034,539

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.25%	10/1/2040	NR	$3,000,000	$2,694,446
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	6,822,625
Massachusetts School Building Authority	3.00%	8/15/2050	AA+	5,000,000	3,720,878
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board-Lipscomb University Obligated Group TN	5.25%	10/1/2058	BBB-	2,255,000	2,264,393
Middlesex County Improvement Authority-Rutgers The State University of New Jersey(d)	5.00%	8/15/2053	Aa3	15,000,000	15,813,209
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-	3,725,000	3,751,919
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2049	Baa1	2,805,000	2,882,406
Ohio Higher Educational Facility Commission-Xavier University	5.25%	5/1/2054	Baa1	4,685,000	4,767,257
Public Finance Authority-Mater Academy of Nevada WI†	5.00%	12/15/2044	BB	500,000	491,769
Public Finance Authority-Mater Academy of Nevada WI†	5.00%	12/15/2054	BB	2,000,000	1,901,291
Public Finance Authority-Triad Math & Science Academy Co WI(e)	5.25%	6/15/2065	BBB-	2,000,000	1,920,705
Public Finance Authority-Triad Math & Science Academy Co WI(e)	5.50%	6/15/2055	BBB-	1,050,000	1,057,813
Public Finance Authority-UMA Education Inc WI†	5.00%	10/1/2034	BB+	2,610,000	2,629,425
Public Finance Authority-UMA Education Inc WI†	5.00%	10/1/2039	BB+	8,250,000	8,129,811
Public Finance Authority-Wingate University WI	5.25%	10/1/2043	BBB-	2,000,000	1,957,688
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2054	NR	1,050,000	999,249
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2059	NR	1,050,000	988,578
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%	6/15/2064	NR	1,080,000	1,005,660

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.75%		6/15/2058	NR	$19,000,000	$19,404,356
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.25%		7/1/2059	BBB	2,250,000	2,427,599
Washington State Housing Finance Commission-Seattle Academy of Arts & Sciences†	6.375%		7/1/2063	BBB	1,655,000	1,792,668
Total						300,221,959

General Obligation 8.14%
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,298,407
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,487,470
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	7,850,809
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	20,500,000	21,431,348
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	11,150,000	9,739,146
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,258,603
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,537,501
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,500,000	1,515,165
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	9,679,634
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,000,000	3,900,338
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	6,750,000	7,149,933
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,191,797
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,110,991
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,134,738
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	3,895,000	3,944,039
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	6,883,445
City of Chicago IL GO	5.50%		1/1/2039	BBB	2,125,000	2,254,015
City of Chicago IL GO	5.50%		1/1/2049	BBB	9,090,000	9,232,634
City of Horace ND GO	4.50%		5/1/2039	Baa3	1,250,000	1,225,935
City of Horace ND GO	5.00%		5/1/2050	Baa3	1,350,000	1,334,087
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	10,923,633	6,854,579
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	19,134,000	17,519,561
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	47,163,156	41,176,090
County of Pasco-State of Florida Cigarette Tax Revenue (AGM)	5.75%		9/1/2054	AA	2,000,000	2,153,090

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Grant County Public Hospital District No. 1 WA GO	5.125%	12/1/2052	Baa2	$4,750,000	$4,711,718
Grapevine Wash Local District-Grapevine Wash Local District Residential Facilities Fee Revenue UT GO†	6.00%	3/1/2055	NR	17,335,000	16,765,037
Idaho Falls Auditorium District COPS†	5.25%	5/15/2051	NR	16,700,000	16,457,077
Independence Metropolitan District No. 3 CO GO	5.375%	12/1/2054	NR	9,500,000	9,256,041
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%	7/1/2048	AA	2,000,000	2,131,417
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%	7/1/2048	AA	3,975,000	4,221,318
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%	7/1/2053	AA	4,000,000	4,216,899
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%	7/1/2053	AA	3,000,000	3,151,595
New York State Urban Development Corp.-State of New York Sales Tax Revenue	3.00%	3/15/2049	Aa1	10,000,000	7,196,802
Pajaro Valley Health Care District CA GO	5.00%	9/1/2054	Ba2	7,250,000	6,839,273
Pennsylvania Economic Development Financing Authority-Commonwealth of Pennsylvania Department of Transportation AMT	6.00%	6/30/2061	Baa2	23,480,000	25,134,420
State of Illinois GO	5.25%	5/1/2045	A-	2,500,000	2,611,351
State of Illinois GO	5.25%	5/1/2047	A-	1,500,000	1,551,039
State of Illinois GO	5.25%	5/1/2048	A-	1,500,000	1,547,037
State of Illinois GO	5.25%	5/1/2049	A-	1,750,000	1,801,716
State of Illinois GO	5.50%	5/1/2039	A-	8,280,000	8,750,263
State of Illinois GO	5.50%	10/1/2039	A-	4,000,000	4,314,228
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,596,797
State of Illinois GO	5.50%	3/1/2047	A-	15,270,000	15,859,520
State of Illinois GO	5.50%	5/1/2047	A-	6,000,000	6,240,962
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,080,000	1,080,855
University City Industrial Development Authority MO	5.50%	6/15/2042	NR	6,000,000	5,964,460
Total					339,263,180

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 22.28%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2041	BBB	$4,000,000	$3,663,509
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2046	BBB	3,300,000	2,976,649
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	987,306
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.625%	5/1/2054	NR	13,750,000	14,864,288
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2049	BBB	5,195,000	5,358,379
Astoria Hospital Facilities Authority-Columbia Lutheran Charities Obligated Group OR	5.25%	8/1/2054	BBB	8,350,000	8,547,534
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR	2,000,000	800,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	6.75%	1/1/2035	NR	1,500,000	600,000
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	7.00%	1/1/2040	NR	4,000,000	1,600,000
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	23,200,000	17,134,033
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR	43,616,000	42,272,933
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR	3,253,832	3,508,874
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR	6,493,734	6,647,212
Bucks County Industrial Development Authority-Grand View Hospital/Sellersville Obligated Group PA	4.00%	7/1/2046	B+	20,000,000	17,292,272
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	4.00%	7/1/2045	B-	2,585,000	2,187,722
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-	11,020,000	10,665,050

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	3.00%	2/1/2046	A3		$5,000,000	$3,751,442
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%	11/1/2027	B		2,435,000	2,243,524
California Municipal Finance Authority-PRS-California Obligated Group	5.00%	4/1/2054	BBB+	(b)	1,740,000	1,781,877
California Public Finance Authority-Kendal At Ventura†	10.00%	5/15/2028	NR		6,500,000	6,603,350
California Public Finance Authority-Kendal At Ventura†	12.00%	5/15/2028	NR		1,000,000	1,046,400
California Public Finance Authority-QSH/MB LLC†	6.75%	7/1/2065	NR		14,815,000	15,510,170
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB		4,080,000	4,139,224
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB		1,700,000	1,705,671
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2046	BB		6,000,000	5,948,366
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB		12,840,000	12,843,617
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2056	BB		36,625,000	36,669,349
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB		13,695,000	13,698,989
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB		37,035,000	37,682,076
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(c)	5.50%	7/1/2039	NR		20,746	19,502
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2024	NR		5,080	4,775

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2035	NR		$10,160	$9,550
Capital Trust Authority-Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		6,000,000	5,643,600
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2037	BB-	(b)	4,000,000	3,606,874
Chester County Health & Education Facilities Authority-Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,150,000	3,468,505
City of Blaine-Crest View Obligated Group MN(c)	6.125%	7/1/2050	NR		5,000,000	2,750,000
City of Colby KS-Citizens Medical Center Inc	5.50%	7/1/2026	NR		7,400,000	7,421,103
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR		3,400,000	3,360,486
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.50%	1/1/2048	NR		16,350,000	15,597,071
City of Venice-Southwest Florida Retirement Center Inc Obligated Group FL†	5.50%	1/1/2055	BB+	(b)	1,000,000	1,000,447
City of Venice-Southwest Florida Retirement Center Inc Obligated Group FL†	5.625%	1/1/2060	BB+	(b)	1,750,000	1,757,635
City of Wichita-Presbyterian Manors Obligated Group KS	5.25%	5/15/2039	NR		1,500,000	1,490,691
City of Wichita-Presbyterian Manors Obligated Group KS	5.75%	5/15/2045	NR		2,000,000	2,003,341
City of Wichita-Presbyterian Manors Obligated Group KS	5.875%	5/15/2050	NR		2,000,000	1,984,378
County of Cuyahoga-MetroHealth System OH	5.50%	2/15/2057	BBB		4,900,000	4,922,533
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2044	NR		1,955,000	1,779,763
County of Howard-Columbia Vantage House Corp MD	5.00%	4/1/2046	NR		7,000,000	6,305,130
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		2,765,000	2,775,506
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2044	BB+		20,000,000	19,583,824

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Washington-Marietta Area Health Care Inc Obligated Group OH	6.75%	12/1/2052	NR		$15,100,000	$16,296,036
County of Wilson-Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	2,995,103
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2046	NR		2,225,000	2,240,319
Crawford County Hospital Authority-Meadville Medical Center Obligated Group PA	6.00%	6/1/2051	NR		2,600,000	2,605,790
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		3,700,000	3,700,434
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.375%	7/1/2039	NR		2,000,000	2,143,588
Duluth Economic Development Authority-Essentia Health Obligated Group MN	5.25%	2/15/2058	A-		12,000,000	12,166,632
Duluth Economic Development Authority-St Luke’s Hospital of Duluth Obligated MN	5.25%	6/15/2052	AA-		5,500,000	5,761,323
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2036	NR		1,500,000	1,374,025
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	5.00%	11/15/2040	NR		3,000,000	2,629,089
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2049	BB+		7,500,000	8,345,891
Grays Harbor County Public Hospital District No. 1 WA	6.875%	12/1/2053	BB+		8,000,000	8,834,954
Harris County Cultural Education Facilities Finance Corp.-Brazos Presbyterian Homes Obligated Group TX	5.125%	1/1/2048	BB+	(b)	1,655,000	1,654,922
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		2,775,000	2,703,179
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,227,152
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.00%	11/1/2048	NR		8,000,000	8,519,814
Idaho Health Facilities Authority-North Canyon Medical Center Inc	7.125%	11/1/2057	NR		7,000,000	7,475,792
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	6.875%	11/15/2052	NR		4,000,000	4,274,437

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	7.00%	11/15/2057	NR	$5,500,000	$5,893,900
Jefferson County Public Hospital District No. 2 WA	6.875%	12/1/2053	NR	10,000,000	10,249,180
Kentucky Economic Development Finance Authority-Masonic Homes of Kentucky Inc Obligated Group	5.375%	11/15/2032	NR	1,100,000	1,027,881
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR	4,000,000	3,927,110
Kremmling Memorial Hospital District CO†	6.375%	12/1/2049	NR	4,495,000	4,304,807
Kremmling Memorial Hospital District CO†	6.625%	12/1/2056	NR	6,125,000	5,912,327
Louisiana Local Government Environmental Facilities & Community Development Authority-St James Place of Baton Rouge Obligated Group	6.25%	11/15/2045	NR	6,100,000	6,024,176
Magnolia West Community Development District FL	5.35%	5/1/2037	NR	180,000	181,238
Maryland Health & Higher Educational Facilities Authority(d)	5.00%	7/1/2054	A+	4,230,000	4,447,477
Maryland Health & Higher Educational Facilities Authority(d)	5.25%	7/1/2054	A+	4,300,000	4,447,477
Maryland Health & Higher Educational Facilities Authority-University of Maryland Medical System Obligated Group	5.25%	7/1/2052	A	7,500,000	7,836,315
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	4.00%	7/1/2044	BBB-	10,920,000	9,262,150
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	3,000,000	2,815,019
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	8.50%	10/1/2026	BBB-	8,905,000	8,990,907
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2049	A3	1,100,000	1,174,367
Michigan Finance Authority Provident Group-HFH Energy LLC	5.50%	2/28/2057	A3	1,375,000	1,455,778
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%	6/15/2039	NR	20,000,000	19,240,626
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	6.00%	7/1/2045	NR	9,250,000	7,246,104

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%	12/15/2033	NR	$3,990,000	$4,041,886
New Hampshire Business Finance Authority-NFA UH SPV LLC†	6.25%	12/15/2038	NR	4,525,000	4,611,036
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2055	NR	2,180,000	2,197,291
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	6.50%	10/1/2060	NR	1,125,000	1,130,509
New Hope Cultural Education Facilities Finance Corp.-SLF CHP LLC TX†	6.50%	7/1/2056	NR	17,600,000	17,060,745
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,500,000	1,503,807
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	3,690,000	2,797,235
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2045	B-	15,500,000	13,117,903
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-	3,000,000	3,061,206
New York State Dormitory Authority-White Plains Hospital Obligated Group (AGC)	5.50%	10/1/2054	AA	6,500,000	6,922,660
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	4.50%	7/1/2052	B-	3,490,000	3,048,735
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-	8,545,000	8,036,321
Norman Regional Hospital Authority-Norman Regional Hospital Authority Obligated Group OK	5.00%	9/1/2045	B1	1,050,000	921,754
North Carolina Medical Care Commission-Penick Village Obligated Group	5.50%	9/1/2054	NR	1,515,000	1,488,991
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB	6,015,000	6,098,036
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB	16,795,000	16,954,668
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.45%	8/15/2028	BB	3,000,000	2,949,220
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%	8/15/2044	NR	1,300,000	1,302,755

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%		8/15/2052	BB		$15,000,000	$15,215,380
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.50%		8/15/2057	BB		23,690,000	23,996,847
Onondaga Civic Development Corp.-Crouse Health Hospital Inc Obligated Group NY	5.375%		8/1/2054	BB	(b)	4,000,000	3,563,225
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.50%		6/1/2045	NR		2,485,000	2,484,979
Philadelphia Authority for Industrial Development-Greater Philadelphia Health Action Inc PA	6.625%		6/1/2050	NR		3,415,000	3,415,264
Public Finance Authority-Bancroft Neurohealth Obligated Group†	5.125%		6/1/2048	NR		7,190,000	6,983,695
Public Finance Authority-Bancroft Neurohealth Obligated Group WI†	4.625%		6/1/2036	NR		4,380,000	4,274,154
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.25%		12/1/2042	NR		8,750,000	8,892,417
Public Finance Authority-Lehigh Valley Health Network Inc WI†	7.50%		12/1/2052	NR		8,650,000	8,871,140
Public Finance Authority-Proton International Alabama LLC WI†(c)	6.85%		10/1/2047	NR		3,000,000	300,000
Public Finance Authority-Proton Intl-Delray LLC WI†(c)	6.85%		11/1/2046	NR		2,000,000	1,100,000
Public Finance Authority-QCF Behavioral Hospitals I Obligated Group WI†	7.50%		7/1/2059	NR		13,650,000	15,162,211
Public Finance Authority-RBS Evolution LLC WI†	10.00%		11/1/2038	NR		13,100,000	14,929,551
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2036	B+		7,000,000	6,934,421
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%		5/15/2049	BBB+		1,825,000	1,892,107
Rhode Island Health & Educational Building Corp.-Lifespan Obligated Group	5.25%		5/15/2054	BBB+		4,500,000	4,632,629
Roanoke County Economic Development Authority-Friendship Foundation	5.50%	#(a)	9/1/2058	NR		10,615,000	10,511,074
Shelby County Health Educational & Housing Facilities Board-Luke Inc Obligated Group TN	5.75%		10/1/2059	NR		10,000,000	6,791,140

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Skagit County Public Hospital District No. 1 WA	5.50%	12/1/2054	Baa3		$5,680,000	$5,875,073
South Carolina Jobs-Economic Development Authority-Beaufort Memorial Hospital Obligated Group	5.50%	11/15/2044	BB		2,575,000	2,655,654
South Carolina Jobs-Economic Development Authority-Beaufort Memorial Hospital Obligated Group	5.75%	11/15/2054	BB		5,335,000	5,560,487
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%	11/1/2042	NR		3,815,000	3,369,856
South Carolina Jobs-Economic Development Authority-Hampton Regional Medical Center Obligated Group	5.00%	11/1/2046	NR		6,070,000	5,212,357
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.75%	11/15/2029	NR		3,500,000	3,499,560
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.50%	11/15/2053	NR		9,000,000	9,536,789
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	7.75%	11/15/2058	NR		17,600,000	18,858,803
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%	12/1/2043	B+	(b)	5,025,000	4,647,715
Stamford Housing Authority-TJH Senior Living LLC Obligated Group CT(e)	6.25%	10/1/2060	NR		1,000,000	1,007,455
Stamford Housing Authority-TJH Senior Living LLC Obligated Group CT(e)	6.50%	10/1/2055	NR		2,200,000	2,255,522
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1		9,550,000	9,790,898
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,173,744
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	2,920,850
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2048	BBB+		2,060,000	2,246,014
West Virginia Hospital Finance Authority-Vandalia Health Inc Obligated Group	6.00%	9/1/2053	BBB+		3,250,000	3,519,002

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Westchester County Health Care Corp Obligated Group NY	6.25%	11/1/2052	BB+		$1,280,000	$1,401,745
Westchester County Health Care Corp Obligated Group NY (AGM)	5.00%	11/1/2047	AA		3,325,000	3,444,679
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2053	AA		2,250,000	2,439,550
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	5.625%	7/1/2045	NR		8,000,000	8,058,885
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	6.00%	7/1/2060	NR		2,500,000	2,536,011
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.50%	2/15/2054	BBB		9,750,000	10,349,500
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group (BAM)	5.25%	2/15/2054	AA		1,250,000	1,302,504
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.375%	2/1/2048	Ba2		4,000,000	3,845,654
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	5.75%	8/15/2059	BBB-	(b)	2,380,000	2,494,845
Total						928,797,993

Housing 5.28%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR		10,630,000	10,888,508
California Community Housing Agency Summit at Sausalito Apartments†	3.00%	2/1/2057	NR		14,310,000	9,799,554
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR		20,000,000	15,407,778
California Municipal Finance Authority-Ascent 613†	5.375%	1/1/2055	NR		2,500,000	2,460,462
California Municipal Finance Authority-Ascent 613†	5.50%	1/1/2060	NR		2,000,000	1,992,087
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR		17,700,000	16,582,130
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR		15,100,000	14,531,856

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2038	Baa3		$1,000,000	$1,004,972
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2040	Baa3		1,000,000	985,229
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2048	Baa3		1,350,000	1,287,305
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2053	Baa3		1,770,000	1,661,852
Capital Projects Finance Authority-Provident Group-Continuum Properties LLC FL	5.00%	11/1/2058	Baa3		1,750,000	1,622,809
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR		9,650,000	7,712,075
CSCDA Community Improvement Authority Dublin CA†	4.00%	2/1/2057	NR		4,500,000	3,342,361
CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments CA†	3.125%	8/1/2056	NR		14,500,000	10,918,887
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR		7,000,000	4,782,872
CSCDA Community Improvement Authority Orange Portfolio CA†	4.00%	3/1/2057	NR		3,500,000	2,590,769
CSCDA Community Improvement Authority Pasadena Portfolio CA†	4.00%	12/1/2056	NR		13,250,000	9,956,002
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR		14,640,000	10,199,842
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR		25,980,000	7,973,631
Indiana Finance Authority-CHF-Tippecanoe LLC	5.375%	6/1/2064	BBB-		5,450,000	5,514,156
Indiana Finance Authority-SFP-PUFW I LLC	5.00%	7/1/2054	BBB-		1,445,000	1,421,834
Indiana Finance Authority-SFP-PUFW I LLC	5.00%	7/1/2059	BBB-		1,400,000	1,352,041
Indiana Finance Authority-SFP-PUFW I LLC	5.25%	7/1/2064	BBB-		3,975,000	3,964,729
Iowa Finance Authority-Lifespace Communities Inc Obligated Group IA	7.50%	5/15/2053	BBB	(b)	5,750,000	6,410,943
Knox County Health Educational & Housing Facility Board-Provident Group-UTK Properties LLC TN (BAM)	5.25%	7/1/2049	AA		2,500,000	2,600,256

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Knox County Health Educational & Housing Facility Board TN (BAM)	5.125%	7/1/2059	AA		$1,100,000	$1,122,148
Knox County Health Educational & Housing Facility Board TN (BAM)	5.25%	7/1/2064	AA		2,300,000	2,357,814
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-		2,000,000	2,127,264
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-		5,000,000	5,383,860
Maryland Economic Development Corp.-University of Maryland College Park (AGM)	5.00%	7/1/2054	AA		5,000,000	5,104,569
Maryland Economic Development Corp.-University of Maryland College Park (AGM)	5.125%	7/1/2059	AA		3,000,000	3,087,541
Maryland Economic Development Corp.-University of Maryland College Park (AGM)	5.25%	7/1/2064	AA		5,000,000	5,171,551
New Hampshire Business Finance Authority†	4.168%	1/20/2041	NR		1,250,000	951,351
New Jersey Economic Development Authority-Provident Group-Rowan Properties LLC	5.00%	1/1/2048	B1		500,000	474,957
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%	12/15/2031	NR		2,550,000	2,597,301
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.50%	5/15/2053	BBB	(b)	1,000,000	1,114,947
Palm Beach County School District-Lifespace Communities Inc Obligated Group FL	7.625%	5/15/2058	BBB	(b)	2,000,000	2,236,078
Public Finance Authority-CHF-Manoa LLC WI†	5.75%	7/1/2053	BBB-		5,040,000	5,195,404
Public Finance Authority-CHF-Manoa LLC WI†	5.75%	7/1/2063	BBB-		9,870,000	10,113,024
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	7.00%	9/1/2053	BB+	(b)	8,000,000	8,975,772
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.00%	7/1/2054	BBB-		2,000,000	2,026,759
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%	7/1/2044	BBB-		1,350,000	1,446,100
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%	7/1/2049	BBB-		1,000,000	1,058,327

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Washington State Housing Finance Commission-Provident Group-SH I Properties LLC	5.50%	7/1/2059	BBB-	$2,500,000	$2,622,593
Total					220,132,300

Lease Obligations 0.61%
City of Charlotte NC	3.00%	6/1/2048	AA+	12,715,000	9,584,635
Kansas City Industrial Development Authority-City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2046	NR	2,790,000	2,721,795
Kansas City Industrial Development Authority-City of Kansas City MO Historic Northeast Redevelopment Area MO†	5.00%	6/1/2054	NR	1,525,000	1,451,427
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,175,000	1,176,282
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	6,500,000	6,506,278
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2043	A2	3,800,000	3,865,112
Total					25,305,529

Miscellaneous 0.30%
Black Desert Public Infrastructure District Black Desert Assessment Area No 1 UT†	5.625%	12/1/2053	NR	12,435,000	12,472,919

Other Revenue 4.76%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	3,500,000	3,597,116
Anson Education Facilities Corp.-Arlington Classics Academy TX	5.00%	8/15/2045	BBB-	2,250,000	2,177,440
Arizona Industrial Development Authority-American Charter Schools Foundation†	6.00%	7/1/2047	BB+	2,460,000	2,498,736
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	5.50%	7/1/2052	BB-	2,850,000	2,808,986
Arlington Higher Education Finance Corp.-Newman International Academy TX	5.50%	8/15/2046	NR	5,000,000	4,146,372
Capital Trust Agency, Inc.-Educational Growth Fund FL†	5.00%	7/1/2056	NR	18,350,000	16,794,975
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%	12/15/2050	NR	10,000,000	9,171,002

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Chester County Industrial Development Authority-Collegium Charter School PA	5.25%		10/15/2047	BB	$3,000,000	$2,877,596
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.25%		12/1/2038	BB+	1,400,000	1,421,770
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.50%		12/1/2043	BB+	3,350,000	3,392,545
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.50%		12/1/2053	BB+	11,485,000	11,513,739
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.125%		8/15/2048	Baa3	22,025,000	22,106,816
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	796,127	266,703
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	23,860,721	14,853,299
County of Broward FL Convention Center Hotel Revenue(d)	5.50%		1/1/2055	AA	17,000,000	18,156,212
Florida Development Finance Corp.-Franklin Academy Series 2016 Obligated Group†	5.00%		7/15/2046	NR	4,000,000	3,791,237
Florida Development Finance Corp.-Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%		5/15/2037	NR	2,620,000	2,367,579
Florida Development Finance Corp.-Palm Bay Academy Inc†	6.375%		5/15/2037	NR	1,220,000	122,000
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2015 Obligated Group†	6.125%		6/15/2046	NR	5,000,000	5,003,971
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2020C/D Obligated Group†	5.00%		9/15/2050	NR	3,505,000	3,149,329
GDB Debt Recovery Authority of Puerto Rico	7.50%		8/20/2040	NR	391,210	379,475
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2046	BB	5,130,000	5,080,593
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†(c)	5.00%		7/1/2049	NR	6,000,000	4,200,000
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†(c)	5.00%		7/1/2055	NR	4,000,000	2,800,000
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	5.50%		6/15/2038	NR	3,200,000	3,217,254

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	5.625%		6/15/2048	NR	$4,350,000	$4,351,152
Maricopa County Industrial Development Authority-Paragon Management Inc AZ†	5.00%		7/1/2047	BB+	4,000,000	3,955,060
Maryland Economic Development Corp.(c)	5.00%		12/1/2031	NR	10,700,000	7,169,000
Maryland Economic Development Corp.(c)	5.25%		12/1/2031	NR	3,000,000	2,010,000
Michigan Finance Authority-Bradford Academy	4.30%		9/1/2030	NR	755,000	703,263
Michigan Finance Authority-Bradford Academy	4.80%		9/1/2040	NR	1,845,000	1,564,756
Michigan Finance Authority-Bradford Academy	5.00%		9/1/2050	NR	3,010,000	2,434,852
Michigan Public Educational Facilities Authority-Crescent Academy	7.00%		10/1/2036	NR	572,500	572,842
Plymouth Educational Center Charter School MI	5.375%		11/1/2030	NR	1,425,000	712,500
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	2,500,000	2,505,200
Public Finance Authority-Inperium Inc Obligated Group WI†	5.75%		12/1/2054	NR	12,000,000	12,058,997
Utah Charter School Finance Authority-Freedom Academy Foundation†	5.375%		6/15/2048	NR	5,150,000	4,771,801
Washington State Convention Center Public Facilities District	3.00%		7/1/2043	Baa1	4,375,000	3,371,537
Washington State Convention Center Public Facilities District	3.00%		7/1/2058	Baa1	2,400,000	1,567,296
Washington State Convention Center Public Facilities District	4.00%		7/1/2058	Baa1	6,000,000	4,977,050
Total						198,620,060

Pollution Control 0.16%
Finance Authority of Maine-Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	1,225,000	1,236,664
Florida Development Finance Corp.-GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	BB-	5,500,000	5,507,011
Total						6,743,675

Special Tax 3.78%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	2,425,000	2,447,256

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	$3,115,000	$3,068,193
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	2,500,000	2,490,060
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	11,000,000	11,415,508
Arborwood Community Development District FL	6.90%	5/1/2036	NR	545,000	545,250
Arborwood Community Development District FL	6.90%	5/1/2036	NR	25,000	25,007
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,885,946
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.00%	5/1/2044	NR	1,375,000	1,347,069
Babcock Ranch Community Independent Special District Series 2024 Assessment Area FL†	5.25%	5/1/2055	NR	2,000,000	1,948,243
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	3,970,000	3,243,515
Celebration Pointe Community Development District No. 1 FL(c)	5.00%	5/1/2048	NR	6,555,000	6,328,430
County of Denton Green Meadows Public Improvement District Impt Area #1 TX†	5.625%	12/31/2055	NR	2,725,000	2,689,356
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	5.875%	12/31/2045	NR	2,500,000	2,453,045
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	6.125%	12/31/2055	NR	3,100,000	3,032,434
Fairfield Community Facilities District-City of Fairfield CA Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2049	NR	4,205,000	4,200,191
Fairfield Community Facilities District-City of Fairfield CA Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2054	NR	4,880,000	4,801,742
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	400,000
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,585,000	3,276,241
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	11,095,000	9,574,119

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	$3,375,000	$3,402,133
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,450,000	4,662,863
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	4,500,000	4,549,409
Mida Mountain Village Public Infrastructure District-Mountain Village Assessment Area No 2 UT†	4.00%	8/1/2050	NR	8,500,000	7,301,840
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,386,922
Military Installation Development Authority UT	4.00%	6/1/2052	NR	10,000,000	8,402,217
New York City Transitional Finance Authority(d)	5.50%	5/1/2052	AAA	11,600,000	12,560,568
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	877,838
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,350,000	6,053,940
Prince George’s County Revenue Authority-County of Prince George’s MD Suitland-Naylor Road Development District Tax Allocation†	5.00%	7/1/2046	NR	5,000,000	4,977,596
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,902,292
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	7,020,000	6,463,820
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BBB+	2,935,000	2,936,200
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	415,800
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	330,000	330,201
Town of Bridgeville-Heritage Shores Special Development District DE†	5.25%	7/1/2044	NR	1,665,000	1,688,955
Town of Bridgeville-Heritage Shores Special Development District DE†	5.625%	7/1/2053	NR	3,060,000	3,131,100
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	2,012,872
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	4,089,708
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,360,000	1,369,417
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,000,000	1,006,925

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Westview South Community Development District FL	5.60%	5/1/2053	NR	$2,040,000	$2,057,858
Westview South Community Development District FL	5.625%	5/1/2053	NR	995,000	1,008,561
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT(e)	5.75%	12/1/2044	NR	5,600,000	5,634,704
Total					157,395,344

Tax Revenue 3.76%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,285,000	2,381,112
City of Reno-County of Washoe NV Sales Tax Revenue NV†	Zero Coupon	7/1/2058	NR	18,500,000	2,030,653
City of Sparks NV†	2.75%	6/15/2028	Baa2	380,000	369,834
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.00%	6/1/2033	NR	410,000	423,699
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	5.75%	6/1/2043	NR	875,000	920,108
County of Monongalia-Monongalia County Building Commission Development District No 4 WV Tax Allocation†	6.00%	6/1/2053	NR	1,535,000	1,616,277
Dallas Area Rapid Transit TX	3.00%	12/1/2047	AA+	5,000,000	3,868,834
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	5,676,264
MIDA Mountain Veterans Program Public Infrastructure District UT Tax Allocation†	5.20%	6/1/2054	NR	3,625,000	3,567,377
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.75%	6/15/2044	NR	860,000	882,129
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	6.00%	6/15/2054	NR	4,035,000	4,167,708
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	4,115,000	3,282,083
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	3.00%	3/15/2049	Aa1	2,505,000	1,847,303

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority-State of New York Personal Income Tax Revenue(d)	5.25%	3/15/2052	Aa1	$12,610,000	$13,396,372
Public Finance Authority-Southeast Overtown Park West Community Redevelopment Agency WI Tax Allocation†	5.00%	6/1/2041	NR	4,500,000	4,579,084
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	3,965,000	2,848,348
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	15,225,000	14,851,366
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	124,000	120,957
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	39,699,000	38,226,644
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	44,960,000	44,345,590
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	2,500,000	2,467,408
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	Baa1	6,710,000	4,793,760
Total					156,662,910

Taxable Revenue-Water & Sewer 0.57%
City of Chicago IL Waterworks Revenue(d)	5.50%	11/1/2062	AA	20,290,000	21,405,041
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2047	NR	2,500,000	2,195,723
Total					23,600,764

Tobacco 6.58%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	102,230,000	90,238,677
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,700,768
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,150,330
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	1,032,252
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,124,688
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	9,007,510

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	$30,000,000	$1,490,076
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	240,775,000	25,929,613
Inland Empire Tobacco Securitization Corp.-Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	19,000,000	8,859,901
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	3,435,719
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	93,300,000	2,907,517
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	1,050,659
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	3,067,840
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,880,634
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,218,190	3,163,877
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,908,081
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	5,430,350
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR	8,000,000	2,898,281
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,864,960
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	10,000,000	1,971,692
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-	10,000,000	2,468,373
Tobacco Settlement Financing Corp. NJ	5.00%	6/1/2046	BB+	5,610,000	5,488,459
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-	15,885,000	2,742,450
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	9,500,000	2,518,436
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	110,695,000	29,983,368
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	34,360,000	31,432,384

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
TSASC, Inc. NY	5.00%		6/1/2045	CCC+		$9,670,000	$8,929,382
TSASC, Inc. NY	5.00%		6/1/2048	NR		12,835,000	11,779,067
Total							274,455,344

Transportation 11.93%
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	4.00%		12/31/2047	BB+	(b)	5,475,000	4,803,694
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2043	BB+	(b)	3,445,000	3,453,663
Chicago O’Hare International Airport IL AMT	5.50%		1/1/2059	A+		6,000,000	6,298,869
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB		3,500,000	3,586,967
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2037	Ba3		4,600,000	4,835,165
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2038	Ba3		4,250,000	4,454,021
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2039	Ba3		4,700,000	4,916,177
City of Reno-County of Washoe NV Sales Tax Revenue NV†	Zero Coupon		7/1/2058	NR		23,000,000	3,262,660
City of Salt Lake City Airport Revenue UT AMT	5.50%		7/1/2053	A+		2,500,000	2,617,401
E-470 Public Highway Authority CO (NATL)	Zero Coupon		9/1/2031	A+		20,000,000	15,850,990
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR		9,000,000	9,270,736
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR		16,500,000	17,505,578
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A		5,500,000	4,900,452
Foothill-Eastern Transportation Corridor Agency CA (AGM-CR)	3.50%		1/15/2053	AA		5,280,000	4,364,773
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2048	AA		1,250,000	1,292,283
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2053	AA		2,000,000	2,057,454
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA		6,370,000	5,575,604
Louisiana Public Facilities Authority-Calcasieu Bridge Partners LLC AMT	5.75%		9/1/2064	Baa3		20,905,000	22,013,768
Maryland Economic Development Corp.-City of Baltimore Port Covington Development District Tax Allocation	4.00%		9/1/2050	NR		10,000,000	8,276,654

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%	6/30/2047	Baa3	$2,500,000	$2,564,984
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.25%	6/30/2055	Baa3	15,610,000	15,905,199
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1	9,400,000	9,815,893
Metropolitan Transportation Authority NY(d)	4.75%	11/15/2045	A-	14,710,000	14,734,045
Metropolitan Transportation Authority NY(d)	5.25%	11/15/2055	A-	7,000,000	7,149,076
Metropolitan Transportation Authority NY	5.50%	11/15/2047	A-	7,500,000	7,940,820
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.50%	10/1/2054	AA-	7,375,000	7,776,276
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	2,000,000	2,341,025
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%	6/30/2060	Baa3	34,340,000	34,937,719
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	6.00%	6/30/2054	Baa3	21,500,000	22,869,823
New York State Thruway Authority TCRS (BAM)	3.00%	1/1/2051	AA	5,365,000	3,875,775
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa2	8,480,000	8,626,703
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%	4/1/2040	Baa2	13,000,000	13,657,882
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%	4/1/2035	Baa2	9,000,000	9,891,386
New York Transportation Development Corp.-JFK Millennium Partners LLC AMT	5.50%	12/31/2060	BBB-	85,500,000	88,926,660
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%	6/30/2060	Baa3	32,185,000	33,247,765
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	5,000,000	4,439,155
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	8,730,000	8,729,701
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR	2,930,000	2,794,722
Oklahoma Turnpike Authority(d)	5.50%	1/1/2054	Aa3	5,270,000	5,744,134
Oklahoma Turnpike Authority(d)	5.50%	1/1/2054	Aa3	12,500,000	13,625,646
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	3.00%	12/1/2051	Aa3	5,375,000	3,893,479
Port Authority of New York & New Jersey AMT	5.25%	8/1/2047	AA-	5,000,000	5,185,575

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	$3,500,000	$3,673,819
Port of Portland Airport Revenue OR AMT	5.50%		7/1/2048	AA-	6,250,000	6,580,102
Public Finance Authority-Million Air Three Obligated Group WI†	9.75%		9/1/2054	NR	5,810,000	6,212,300
Public Finance Authority-Million Air Three Obligated Group WI AMT†	6.25%		9/1/2046	NR	1,500,000	1,538,807
Reno-Tahoe Airport Authority NV AMT	5.25%		7/1/2049	A	2,100,000	2,163,767
Reno-Tahoe Airport Authority NV AMT	5.25%		7/1/2054	A	2,335,000	2,394,035
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2056	A1	5,000,000	5,027,566
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners LLC AMT	5.50%		12/31/2058	Baa1	5,000,000	5,252,704
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	4.00%		1/1/2048	BBB	7,205,000	6,286,627
Total						497,140,079

Utilities 6.05%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	6,250,000	6,688,032
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	9,965,629
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,168,897
California Community Choice Financing Authority	5.00%	#(a)	5/1/2054	A1	15,000,000	15,961,332
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	11,250,000	11,807,673
California Community Choice Financing Authority(d)	5.25%		11/1/2054	A2	14,000,000	14,835,669
City of Baltimore MD(d)	5.25%		7/1/2047	AA-	7,190,000	7,588,236
City of Baltimore MD(d)	5.25%		7/1/2052	AA-	12,190,000	12,865,174
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,785,510
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	16,450,000	16,467,529
County of Jefferson Sewer Revenue AL	5.25%		10/1/2049	BBB+	11,125,000	11,479,401
County of Jefferson Sewer Revenue AL	5.50%		10/1/2053	BBB+	11,750,000	12,294,217
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	6,000,000	6,384,688
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	7,500,000	8,247,094

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Florida Development Finance Corp.-Waste Pro USA Inc AMT†		5.25%		8/1/2029	NR	$7,000,000	$7,263,324
Main Street Natural Gas, Inc. GA		4.00%	#(a)	5/1/2052	A3	2,115,000	2,123,532
Main Street Natural Gas, Inc. GA		4.00%	#(a)	9/1/2052	A3	2,165,000	2,174,096
Main Street Natural Gas, Inc. GA		5.00%	#(a)	12/1/2052	A3	9,000,000	9,351,152
Main Street Natural Gas, Inc. GA		5.00%	#(a)	12/1/2054	A3	4,250,000	4,473,179
Municipal Electric Authority of Georgia		5.25%		1/1/2049	A2	3,470,000	3,682,604
Municipal Electric Authority of Georgia (BAM)		5.25%		1/1/2054	AA	5,000,000	5,273,728
Patriots Energy Group Financing Agency SC		5.25%	#(a)	10/1/2054	A1	15,000,000	15,914,803
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC		5.25%	#(a)	12/1/2037	B	4,400,000	4,435,818
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2035	NR	1,500,000	1,541,191
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2047	NR	29,000,000	29,005,301
South Carolina Public Service Authority		5.50%		12/1/2054	A-	5,750,000	6,156,455
Southeast Energy Authority A Cooperative District AL		5.50%	#(a)	1/1/2053	A1	5,000,000	5,308,555
Total							252,242,819
Total Municipal Bonds (cost $4,189,900,307)							4,151,639,704

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.41%

VARIABLE RATE DEMAND NOTES 1.41%

General Obligation 1.36%
City of New York NY GO	3.650%	4/1/2025		4/1/2042	AA	29,500,000	29,500,000
City of New York NY GO	3.650%	4/1/2025		4/1/2042	AA	8,300,000	8,300,000
City of New York NY GO	3.650%	4/1/2025		10/1/2046	AA	18,900,000	18,900,000
Total							56,700,000

Pollution Control 0.02%
Port of Port Arthur Navigation District-Motiva Enterprises LLC TX	3.900%	4/1/2025		4/1/2040	BBB+	1,000,000	1,000,000

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 0.03%
Development Authority of Appling County-Georgia Power Co	3.850%	4/1/2025	9/1/2041	A	$1,000,000	$1,000,000
Total Short-Term Investments (cost $58,700,000)						58,700,000
Total Investments in Securities 101.13% (cost $4,253,442,764)						4,215,277,204
Other Assets and Liabilities – Net (1.13)%						(46,913,448)
Net Assets 100.00%						$4,168,363,756

AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
CR	Custodian Receipt.
GTD	Guaranteed.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $1,356,783,422, which represents 32.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$4,937,500	$–	$4,937,500
Municipal Bonds(3)	–	4,151,639,704	–	4,151,639,704
Short-Term Investments
Variable Rate Demand Notes	–	58,700,000	–	58,700,000
Total	$–	$4,215,277,204	$–	$4,215,277,204

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.99%

CORPORATE BONDS 0.19%

Health Care Services 0.19%
Care New England Health System (cost $3,403,726)	5.50%		9/1/2026			$3,500,000	$3,456,250

MUNICIPAL BONDS 96.80%

Airlines 0.32%
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%		10/1/2026	Baa2		2,135,000	2,174,012
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%		10/1/2027	Baa2		3,440,000	3,542,427
Total							5,716,439

Corporate-Backed 22.82%
Allegheny County Industrial Development Authority-United States Steel Corp PA	5.75%		8/1/2042	BB-		495,000	495,427
Arkansas Development Finance Authority-Big River Steel LLC AR AMT†	4.75%		9/1/2049	Ba2		1,900,000	1,834,031
Arkansas Development Finance Authority-Hybar LLC AMT†	6.875%		7/1/2048	NR		1,000,000	1,091,278
Avenir Community Development District FL	4.50%		5/1/2030	NR		1,955,000	1,971,916
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR		910,000	918,018
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		7,700,000	7,743,252
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR		23,500,000	23,500,240
California Municipal Finance Authority-United Airlines Inc AMT	4.00%		7/15/2029	BB		7,300,000	7,228,038
California Municipal Finance Authority-Waste Management Inc AMT	4.80%	#(a)	11/1/2041	A-		2,500,000	2,501,850
Chandler Industrial Development Authority-Intel Corp AZ AMT	4.00%	#(a)	6/1/2049	Baa1		2,625,000	2,615,742
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2027	BB	(b)	1,000,000	1,018,509
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/15/2028	BB		2,850,000	2,920,816

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.00%		7/1/2029	BB	$7,225,000	$7,228,080
City of Houston Airport System Revenue-United Airlines Inc TX AMT	6.50%		7/15/2030	BB	4,000,000	4,039,826
City of Valparaiso-Pratt Paper LLC AMT IN†	4.50%		1/1/2034	NR	2,650,000	2,688,498
Crosswinds East Community Development District-Crosswinds East Community Development District Assessment Area One FL	4.625%		5/1/2031	NR	440,000	441,816
Florida Development Finance Corp.-Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	8,375,000	8,532,064
Florida Development Finance Corp.-Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	5,730,000	5,811,056
Grapevine Wash Local District-Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR	5,500,000	5,152,981
Greater Orlando Aviation Authority-JetBlue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,601,897
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR	1,700,000	1,728,163
Hoover Industrial Development Board-United States Steel Corp AL AMT	6.375%	#(a)	11/1/2050	BB-	1,570,000	1,759,146
Illinois Finance Authority-LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	5,000,000	5,731,362
Indiana Finance Authority-United States Steel Corp	4.125%		12/1/2026	BB-	1,990,000	1,992,680
Industrial Development Board of The City of Kingsport Tennessee-Domtar Paper Co LLC TN AMT†	5.25%	#(a)	12/1/2054	B+	6,700,000	6,745,451
Iowa Finance Authority-Howmet Aerospace Inc	4.75%		8/1/2042	Baa1	16,910,000	16,923,421
Iowa Finance Authority-Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	AA+	8,370,000	8,877,933
Jefferson County Port Authority-JSW Steel USA Ohio Inc OH†	5.00%	#(a)	12/1/2053	Ba1	15,130,000	15,356,513
Love Field Airport Modernization Corp.-Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	4,540,000	4,540,957
Michigan Strategic Fund-Graphic Packaging International LLC AMT	4.00%	#(a)	10/1/2061	BB	3,635,000	3,628,973
Mission Economic Development Corp.-Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	22,250,000	22,185,982

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Mississippi Business Finance Corp.- Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	$2,205,000	$2,205,243
Montgomery County Industrial Development Authority-Constellation Energy Generation PA AMT	4.45%	#(a)	10/1/2034	BBB+	7,500,000	7,657,729
New Hampshire Business Finance Authority-Covanta Holding Corp AMT†	4.00%		11/1/2027	B	4,730,000	4,706,971
New Hampshire Business Finance Authority-Reworld Holding Corp†	4.625%		11/1/2042	B	3,845,000	3,539,316
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.50%		1/1/2026	A-	1,000,000	1,002,148
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.50%		1/1/2027	A-	1,000,000	1,002,161
New Jersey Economic Development Authority-United Airlines Inc	5.25%		9/15/2029	BB	7,210,000	7,217,506
New Jersey Economic Development Authority-United Airlines Inc	5.75%		9/15/2027	BB	5,795,000	5,803,302
New York City Industrial Development Agency-TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+	700,000	703,904
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR	5,000,000	5,010,991
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR	8,660,000	8,684,015
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR	1,000,000	1,002,827
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,700,000	2,685,162
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	1,000,000	946,689
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	4,500,000	4,452,828
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+	1,000,000	1,044,267
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2026	B+	4,035,000	4,035,113
New York Transportation Development Corp.-American Airlines Inc AMT	5.00%		8/1/2031	B+	13,900,000	13,916,431
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+	2,235,000	2,315,312
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+	2,500,000	2,580,604

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa2	$5,455,000	$5,568,950
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%		12/1/2038	Baa1	1,790,000	1,684,637
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,673,264
Normandy Community Development District Assessment Area One FL†	4.625%		5/1/2031	NR	525,000	517,583
Ohio Air Quality Development Authority-Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	7,045,000	6,866,216
Parish of St. James-NuStar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB+	3,600,000	3,609,598
Parish of St. James-NuStar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB+	7,095,000	7,729,111
Pennsylvania Economic Development Financing Authority-Core Natural Resources Inc AMT†	5.45%	#(a)	1/1/2051	NR	9,770,000	9,999,754
Pennsylvania Economic Development Financing Authority-Covanta Holding Corp AMT†	3.25%		8/1/2039	B	6,000,000	4,851,254
Phenix City Industrial Development Board-WestRock Coated Board LLC AL AMT	4.125%		5/15/2035	BBB	10,000,000	9,653,089
Polk County Industrial Development Authority-Mineral Development LLC FL†(c)	5.875%		1/1/2033	NR	1,310,000	969,400
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.00%		1/1/2039	NR	5,400,000	5,446,218
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.125%		1/1/2044	NR	1,000,000	1,006,685
Port of Seattle Industrial Development Corp.-Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-	3,350,000	3,350,017
Public Finance Authority-Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BB+	1,935,000	1,922,830
Public Finance Authority-Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BB+	10,975,000	11,029,249
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR	12,030,000	11,286,190
Public Finance Authority-Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR	1,600,000	1,409,135

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority-TRIPS Obligated Group WI AMT	5.25%		7/1/2028	BBB+	$2,730,000	$2,731,728
Public Finance Authority WI†	5.375%		12/15/2032	NR	2,884,000	2,883,704
Public Finance Authority WI	5.50%		12/15/2028	NR	1,958,000	1,965,912
Southwestern Illinois Development Authority-United States Street Corp	5.75%		8/1/2042	BB-	10,000,000	10,008,624
Spring Valley Community Infrastructure District No. 1 Assessment Area One ID†	3.75%		9/1/2051	NR	5,360,000	4,929,710
State of Nevada Department of Business & Industry-Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	6,000,000	5,980,516
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B+	11,490,000	11,502,047
Tulsa Airports Improvement Trust-American Airlines Inc OK AMT	5.50%		6/1/2035	NR	2,875,000	2,879,968
Tuscaloosa County Industrial Development Authority-Hunt Refining Co AL†	5.25%		5/1/2044	NR	5,400,000	5,457,338
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	6,000,000	6,105,106
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	770,000	776,606
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,490,000	1,512,158
West Virginia Economic Development Authority-Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	BBB	3,225,000	3,260,346
Total						411,885,378

Education 6.59%
Arizona Industrial Development Authority-BASIS Schools Inc Obligated Group†	5.125%		7/1/2037	BB	970,000	975,377
Arizona Industrial Development Authority-Odyssey Preparatory Academy Inc†	4.00%		7/1/2029	BB-	345,000	339,567
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.125%		6/15/2034	Ba2	1,540,000	1,499,052
Arlington Higher Education Finance Corp.-BASIS Texas Charter Schools Inc TX†	4.25%		6/15/2039	Ba2	1,075,000	1,014,369
California Community Choice Financing Authority	4.614% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,009,146
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.00%		3/1/2027	B+	1,150,000	1,136,638

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
California Municipal Finance Authority-Westside Neighborhood School†	5.00%	6/15/2034	BB		$915,000	$954,338
California Municipal Finance Authority-Westside Neighborhood School†	5.50%	6/15/2039	BB		900,000	950,261
Capital Trust Agency, Inc.-Advantage Academy of Hillsborough Obligated Group FL	5.00%	12/15/2029	Baa3		805,000	811,410
Capital Trust Agency, Inc.-Renaissance Charter School Inc Series 2019 Obligated Group FL†	4.00%	6/15/2029	NR		660,000	637,764
Capital Trust Authority-Kipp Miami Obligated Group FL†	5.00%	6/15/2034	BB		610,000	628,934
Chester County Health & Education Facilities Authority-Immaculata University PA	4.25%	11/1/2032	BB-	(b)	1,855,000	1,669,562
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%	4/1/2033	A	(b)	1,260,000	1,370,631
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2033	A	(b)	5,000,000	5,162,820
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%	4/1/2036	A	(b)	5,100,000	5,282,923
Chicago Board of Education IL GO	5.00%	12/1/2033	BB+		1,485,000	1,485,193
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+		7,625,000	7,573,801
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+		5,560,000	5,560,378
Chicago Board of Education IL GO	5.125%	12/1/2032	BB+		4,580,000	4,582,630
Clarksville Public Educational Facilities Board-University of the Ozarks AR	5.50%	8/1/2039	NR		580,000	591,578
Cleveland-Cuyahoga County Port Authority OH†	5.25%	1/1/2034	NR		850,000	849,828
Cleveland-Cuyahoga County Port Authority OH†	5.375%	1/1/2039	NR		850,000	830,350
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	4.625%	8/15/2025	NR		685,000	689,161
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.75%	8/15/2033	Baa3		2,025,000	2,035,475
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.75%	8/15/2038	NR		1,405,000	1,413,836
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	6.00%	8/15/2038	Baa3		3,000,000	3,014,405
Colorado Educational & Cultural Facilities Authority†	4.75%	4/1/2034	BB		4,290,000	4,369,280

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
County of Frederick-Mount St Mary’s University Inc MD†	5.00%		9/1/2032	BB+	$3,150,000	$3,156,288
Development Authority Of The City Of Marietta-Life University Inc GA†	5.00%		11/1/2037	Ba3	4,000,000	3,940,593
Florida Development Finance Corp.-Renaissance Charter School Inc†	6.00%		6/15/2033	NR	1,830,000	1,980,408
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	4.50%		6/1/2033	NR	3,615,000	3,406,108
Florida Higher Educational Facilities Financial Authority-Jacksonville University†	4.75%		6/1/2038	NR	1,450,000	1,321,227
Industrial Development Authority of the City of Phoenix Arizona-BASIS Schools Inc Obligated Group AZ†	5.00%		7/1/2035	BB	2,125,000	2,127,401
Iowa Higher Education Loan Authority-University of Dubuque	5.00%		10/1/2033	BBB-	1,855,000	1,927,127
Maricopa County Industrial Development Authority-Morrison Education Group Obligated Group AZ†	5.25%		7/1/2034	NR	1,745,000	1,772,393
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.00%		10/1/2026	NR	135,000	133,439
Maricopa County Industrial Development Authority-Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	411,085
Massachusetts Development Finance Agency-Emerson College	5.00%		1/1/2036	BBB+	2,100,000	2,120,779
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.89% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,550,000	2,547,677
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2030	BBB-	2,200,000	2,322,101
New York State Dormitory Authority-Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,076,906
Public Finance Authority-Mater Academy of Nevada WI†	5.00%		12/15/2034	BB	825,000	847,976
Public Finance Authority-Mater Academy of Nevada WI†	5.00%		12/15/2039	BB	700,000	706,340
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2025	BB+	1,120,000	1,123,818
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2026	BB+	1,185,000	1,196,651

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2027	BB+	$1,125,000	$1,142,644
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2034	BB+	8,110,000	8,170,360
Public Finance Authority-UMA Education Inc WI†	5.00%		10/1/2039	BB+	3,000,000	2,956,295
Public Finance Authority-Wingate University WI	5.25%		10/1/2038	BBB-	1,000,000	1,004,389
Sierra Vista Industrial Development Authority-American Leadership Academy Inc AZ†	5.00%		6/15/2033	NR	7,000,000	7,174,638
Total						119,005,350

Energy 0.57%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	10,165,000	10,351,373

General Obligation 5.16%
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	3,952,587
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,698,944
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	8,575,000	8,964,576
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	7,897,742
Chicago Board of Education IL	4.00%		12/1/2035	BB+	1,500,000	1,405,167
Chicago Board of Education IL	5.00%		12/1/2036	BB+	2,500,000	2,528,335
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,344,465
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	1,986,571
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	4,120,000	4,017,348
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	5,160,000	5,162,648
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	1,000,000	972,808
City of Chicago IL GO	5.00%		1/1/2031	BBB	1,000,000	1,034,640
City of New York NY GO	5.00%		3/1/2032	AA	5,000	5,008
City of Scranton PA GO	5.00%		9/1/2029	BBB+	3,650,000	3,738,504
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,680,000	1,839,635
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	3,174,368	3,110,857
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	6,043,139	5,718,497
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	1,085,498	1,090,372
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	8,230,472	8,524,596

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	$12,933,161	$14,219,390
Jefferson County Civic Facility Development Corp.-Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB	4,500,000	4,308,302
New York Liberty Development Corp.	1.20%	11/15/2028	A+	2,870,000	2,559,427
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,080,000	1,080,855
Total					93,161,274

Health Care 18.40%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	525,000	526,421
Arizona Industrial Development Authority-Navajo Health Foundation-Sage Memorial Hospital Inc Obligated Group†	7.125%	5/1/2044	NR	3,875,000	4,115,408
Atlanta Development Authority-Georgia ProtonCare Center Inc(c)	6.00%	1/1/2023	NR	2,000,000	800,000
Berks County Municipal Authority-Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	5,693,000	4,204,485
Berks County Municipal Authority-Tower Health Obligated Group PA	5.00%	6/30/2039	NR	22,513,000	21,819,757
Berks County Municipal Authority-Tower Health Obligated Group PA	6.00%	6/30/2034	NR	995,395	1,073,416
Berks County Municipal Authority-Tower Health Obligated Group PA	8.00%	6/30/2034	NR	1,986,526	2,033,477
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%	12/1/2026	BB	1,255,000	1,235,802
Bucks County Industrial Development Authority PA	5.00%	7/1/2035	B+	1,100,000	1,136,597
Bucks County Industrial Development Authority PA	5.00%	7/1/2036	B+	1,250,000	1,287,496
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-	2,900,000	2,806,592
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.25%	7/1/2035	B-	2,000,000	1,971,809
California Municipal Finance Authority-Palomar Health Obligated Group COPS†	5.00%	11/1/2027	B	7,280,000	6,707,536
California Public Finance Authority-Kendal At Ventura†	10.00%	5/15/2028	NR	3,500,000	3,555,650

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Public Finance Authority-Kendal At Ventura†	12.00%	5/15/2028	NR		$375,000	$392,400
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2031	BB		1,000,000	1,013,143
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB		14,275,000	14,283,683
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB		4,000,000	4,070,508
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2044	BB		4,825,000	4,826,359
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(c)	5.50%	7/1/2022	NR		407	383
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(c)	5.75%	7/1/2024	NR		2,540	2,388
Capital Trust Authority-Convivial St Petersburg LLC FL†	12.00%	10/3/2029	NR		2,500,000	2,351,500
Citizens Memorial Hospital District MO	5.00%	12/1/2026	NR		8,825,000	8,862,408
City of Blaine-Crest View Obligated Group MN(c)	5.125%	7/1/2025	NR		60,000	33,000
City of Colby KS-Citizens Medical Center Inc	5.50%	7/1/2026	NR		4,600,000	4,613,118
City of Fruita Healthcare Revenue-Lower Valley Hospital Association Obligated Group CO†	5.375%	1/1/2033	NR		2,000,000	1,976,756
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2033	BBB+		1,320,000	1,362,921
City of Minneapolis-Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+		2,000,000	2,009,576
City of Seneca-Nemaha Valley Community Hospital KS	5.00%	9/1/2025	NR		1,500,000	1,501,446
City of Venice-Southwest Florida Retirement Center Inc Obligated Group FL†	4.25%	1/1/2030	BB+	(b)	900,000	897,937
City of Wichita-Presbyterian Manors Obligated Group KS	5.25%	5/15/2039	NR		1,500,000	1,490,691

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority-Griffin Health Obligated Group†	5.00%	7/1/2032	BB+		$1,000,000	$1,012,404
Connecticut State Health & Educational Facilities Authority-Hartford HealthCare Obligated Group	5.00%	7/1/2034	A		2,360,000	2,361,530
Connecticut State Health & Educational Facilities Authority-Nuvance Health Obligated Group	4.00%	7/1/2041	BBB		4,395,000	4,082,361
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2027	BB+		1,445,000	1,452,567
County of Muskingum-Genesis Healthcare Obligated Group OH	5.00%	2/15/2033	BB+		8,545,000	8,577,469
County of Washington-Marietta Area Health Care Inc Obligated Group OH	5.50%	12/1/2027	NR		5,620,000	5,670,319
Crawford County Memorial Hospital Inc LA	5.00%	6/15/2027	NR		1,255,000	1,269,272
Doylestown Hospital Authority-Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR		1,000,000	1,046,502
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB		6,435,000	6,364,377
Glendale Industrial Development Authority-Beatitudes Campus Obligated Group AZ	4.00%	11/15/2027	NR		295,000	285,125
Grays Harbor County Public Hospital District No. 1 WA	5.75%	12/1/2033	BB+		5,105,000	5,415,848
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2037	Baa2		730,000	767,378
Greater Texas Cultural Education Facilities Finance Corp.-Texas Biomedical Research Institute TX	5.00%	6/1/2038	Baa2		3,710,000	3,880,020
Henry County Hospital Authority-Piedmont Healthcare Inc Obligated Group GA	5.00%	7/1/2034	AA-		4,695,000	4,714,830
Idaho Health Facilities Authority-North Canyon Medical Center Inc	5.50%	11/1/2029	NR		1,365,000	1,385,613
Idaho Health Facilities Authority-North Canyon Medical Center Inc	6.25%	11/1/2035	NR		2,610,000	2,711,972
Illinois Finance Authority-Lifespace Communities Inc Obligated Group	5.00%	5/15/2035	BBB	(b)	1,350,000	1,350,219

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Illinois Finance Authority-Plymouth Place Obligated Group	5.00%		5/15/2025	NR	$25,000	$25,058
Illinois Finance Authority-Rush Obligated Group	5.00%		11/15/2038	A+	2,200,000	2,201,789
Industrial Development Authority of the County of Pima-La Posada at Park Centre Inc Obligated Group AZ†	5.125%		11/15/2029	NR	1,500,000	1,502,155
King County Public Hospital District No. 4 WA	5.00%		12/1/2025	NR	25,000	25,006
Kremmling Memorial Hospital District CO†	5.00%		12/1/2029	NR	1,760,000	1,738,519
Kremmling Memorial Hospital District CO†	5.125%		12/1/2034	NR	2,825,000	2,715,894
Maryland Health & Higher Educational Facilities Authority-Adventist Healthcare Obligated Group	5.00%		1/1/2033	BBB	2,500,000	2,622,305
Massachusetts Development Finance Agency-Boston Medical Center Corp Obligated Group	5.00%		7/1/2035	BBB	1,050,000	1,057,200
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2025	BBB-	1,400,000	1,404,679
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2036	BBB-	3,605,000	3,629,975
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	5.00%		7/1/2037	BBB-	1,500,000	1,427,927
Massachusetts Development Finance Agency-Tufts Medicine Obligated Group	8.50%		10/1/2026	BBB-	8,900,000	8,985,859
Massachusetts Health & Educational Facilities Authority-Trinity Health Corp Obligated Group	3.77% (MUNIPSA * 1 + .90%	)#	11/15/2032	AA-	1,130,000	1,086,355
Monroe County Hospital Authority-Centurion Foundation Lehigh Valley LLC PA†	5.10%		6/15/2039	NR	10,000,000	9,620,313
Moon Industrial Development Authority-Baptist Homes Society Obligated Group PA	5.75%		7/1/2035	NR	2,600,000	2,067,193
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%		7/1/2032	A-	1,250,000	1,250,469
New Hampshire Business Finance Authority-NFA UH SPV LLC†	5.625%		12/15/2033	NR	4,970,000	5,034,630

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Hope Cultural Education Facilities Finance Corp.-Bella Vida Forefront Living Obligated Group TX	4.25%	10/1/2030	NR	$1,250,000	$1,248,218
New Hope Cultural Education Facilities Finance Corp.-SLF CHP LLC TX†	5.75%	7/1/2035	NR	12,500,000	12,208,858
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-	1,870,000	1,807,569
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2028	B-	1,000,000	1,013,082
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2030	B-	1,750,000	1,767,872
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2041	B-	1,850,000	1,813,569
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2027	BB-	1,300,000	1,305,175
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,800,000	2,803,402
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	1,000,000	999,868
New York State Dormitory Authority-Northwell Health Obligated Group	4.00%	5/1/2035	A-	3,075,000	3,077,474
North Carolina Medical Care Commission-Penick Village Obligated Group	5.00%	9/1/2034	NR	900,000	910,943
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2027	BB	500,000	513,439
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2029	BB	1,200,000	1,240,237
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2033	BB	3,405,000	3,488,972
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.00%	8/15/2038	BB	4,700,000	4,764,883
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.25%	8/15/2048	BB	2,145,000	2,165,392
Oklahoma Development Finance Authority-OU Medicine Obligated Group	5.45%	8/15/2028	BB	3,500,000	3,440,757

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Palm Beach County Health Facilities Authority-Lifespace Communities Inc Obligated Group FL	5.00%		5/15/2038	BBB	(b)	$9,380,000	$9,375,261
Palomar Health-Palomar Health Obligated Group CA	5.00%		11/1/2032	B		1,950,000	1,799,157
Palomar Health-Palomar Health Obligated Group CA	5.00%		11/1/2042	B		1,000,000	784,168
Palomar Health Obligated Group CA	5.00%		11/1/2031	B		5,360,000	5,000,615
Palomar Health Obligated Group CA	5.00%		11/1/2039	B		1,000,000	834,963
Public Finance Authority-Bancroft Neurohealth Obligated Group WI†	5.00%		6/1/2036	NR		1,500,000	1,503,807
Public Finance Authority-Lehigh Valley Health Network Inc WI†	6.625%		12/1/2032	NR		2,975,000	2,996,651
Public Finance Authority-RBS Evolution LLC WI†	9.00%		11/1/2028	NR		3,300,000	3,513,034
Rhode Island Health & Educational Building Corp.-Care New England Health System Obligated Group	5.00%		9/1/2036	B+		10,500,000	10,401,632
Roanoke County Economic Development Authority-Friendship Foundation	5.50%	#(a)	9/1/2058	NR		6,175,000	6,114,544
South Carolina Jobs-Economic Development Authority-Beaufort Memorial Hospital Obligated Group	5.25%		11/15/2039	BB		1,000,000	1,041,734
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.25%		11/15/2028	NR		2,850,000	2,853,317
South Carolina Jobs-Economic Development Authority-Kiawah Life Plan Village Inc	5.75%		11/15/2029	NR		6,500,000	6,499,182
Southeastern Ohio Port Authority-Marietta Area Healthcare Inc Obligated Group	5.50%		12/1/2029	B+	(b)	2,335,000	2,334,897
Vermont Educational & Health Buildings Financing Agency-University of Vermont Health Network Obligated Group	5.00%		12/1/2035	A		2,305,000	2,327,851
Vermont Educational & Health Buildings Financing Agency-University of Vermont Health Network Obligated Group VT	5.00%		12/1/2034	A		3,625,000	3,662,508
Washington Health Care Facilities Authority-CommonSpirit Health Obligated Group	5.00%	#(a)	8/1/2049	A-		5,120,000	5,198,320

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Washington Health Care Facilities Authority-Providence St Joseph Health Obligated Group	5.00%	10/1/2038	A		$3,000,000	$3,005,797
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BB+		7,000,000	6,481,204
Wisconsin Health & Educational Facilities Authority-Chiara Housing & Services Inc Obligated Group	5.00%	7/1/2035	NR		3,200,000	3,211,717
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	5.00%	2/15/2029	BBB		3,265,000	3,434,464
Wisconsin Health & Educational Facilities Authority-Sauk-Prairie Memorial Hospital Inc Obligated Group	5.125%	2/1/2038	Ba2		1,950,000	1,920,154
Wisconsin Health & Educational Facilities Authority-Wisconsin Masonic Home Obligated Group	5.25%	8/15/2039	BBB-	(b)	1,415,000	1,492,038
Total						332,062,520

Housing 4.34%
California Housing Finance Agency	3.25%	8/20/2036	BBB		12,173,132	11,150,643
California Municipal Finance Authority-Ascent 613†	5.00%	1/1/2038	NR		1,000,000	1,002,327
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	5.70%	6/1/2034	NR		1,000,000	984,759
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	5.875%	6/1/2039	NR		7,500,000	7,191,823
Connecticut Housing Finance Authority (FHLMC), (FNMA), (GNMA)	6.00%	11/15/2054	AAA		4,615,000	4,971,866
Delaware State Housing Authority (FHLMC), (FNMA), (GNMA)	6.00%	1/1/2055	Aa1		3,580,000	3,896,413
Indiana Finance Authority-SFP-PUFW I LLC	4.00%	7/1/2034	BBB-		3,070,000	2,944,983
Iowa Finance Authority-Lifespace Communities Inc Obligated Group IA	6.75%	5/15/2033	BBB	(b)	4,700,000	5,267,743
Massachusetts Development Finance Agency-CHF Merrimack Inc MA†	4.25%	7/1/2034	BB		450,000	446,908
Minnesota Housing Finance Agency (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2054	AA+		4,190,000	4,550,974
Montgomery County Housing Opportunities Commission MD	4.00%	7/1/2048	Aa2		315,000	315,445

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
New Hampshire Business Finance Authority	4.168%		1/20/2041	AA-		$6,169,000	$5,970,480
New Hampshire Business Finance Authority	4.168%		1/20/2041	BBB		5,100,000	4,805,130
New Hampshire Business Finance Authority	4.375%		9/20/2036	BBB		2,217,412	2,217,414
New Hampshire Business Finance Authority (HUD)	4.15%	#(a)	10/20/2040	A		7,665,000	7,454,052
New Jersey Housing & Mortgage Finance Agency	6.00%		10/1/2055	AA		1,755,000	1,894,846
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%		12/15/2031	NR		2,500,000	2,546,373
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		155,000	155,242
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		90,000	89,937
Public Finance Authority-CHF-Manoa LLC WI†	5.25%		7/1/2038	BBB-		3,175,000	3,303,433
Virginia Beach Development Authority-Westminster-Canterbury on Chesapeake Bay Obligated Group	5.375%		9/1/2029	BB+	(b)	1,650,000	1,687,821
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+		5,896,143	5,422,786
Total							78,271,398

Lease Obligations 0.36%
City of Phoenix Civic Improvement Corp. AZ AMT	5.00%		7/1/2036	Aa3		1,695,000	1,748,916
New Jersey Economic Development Authority	4.12% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A2		2,290,000	2,288,534
New Jersey Economic Development Authority-State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2		2,500,000	2,394,644
Total							6,432,094

Multi-Family Housing 0.43%
Illinois Housing Development Authority-South Shore IL Preservation LP (FHA), (HUD)	4.00%	#(a)	6/1/2026	Aaa		1,350,000	1,351,288
New Hampshire Business Finance Authority	3.625%		8/20/2039	A3		6,964,371	6,409,456
Total							7,760,744

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 2.04%
Arlington Higher Education Finance Corp.-Newman International Academy TX	4.00%		8/15/2031	NR	$360,000	$319,549
Capital Trust Agency, Inc.-Franklin Academy Series 2020 Obligated Group FL†	5.00%		12/15/2029	NR	1,095,000	1,099,557
Cleveland-Cuyahoga County Port Authority-Playhouse Square Foundation OH	5.00%		12/1/2028	BB+	2,095,000	2,133,536
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.25%		8/15/2026	Baa3	4,305,000	4,329,295
Clifton Higher Education Finance Corp.-International Leadership of Texas Inc	5.25%		8/15/2028	Baa3	3,040,000	3,053,057
Florida Development Finance Corp.-Renaissance Charter School Inc Series 2015 Obligated Group†	5.00%		6/15/2025	NR	100,000	100,026
Industrial Development Authority of the County of Pima-Edkey Inc Obligated Group†(c)	3.50%		7/1/2025	NR	265,000	185,500
Jefferson Parish Economic Development & Port District-Kenner Discovery Health Science Foundation Inc LA†	4.80%		6/15/2029	NR	2,005,000	2,007,261
Maryland Economic Development Corp.(c)	5.00%		12/1/2031	NR	1,500,000	1,005,000
Public Finance Authority-Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	6,640,000	6,695,046
Public Finance Authority-Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	4,500,000	4,509,360
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,356,845
Total						36,794,032

Pollution Control 1.93%
California Pollution Control Financing Authority AMT	3.375%		7/1/2025	A-	1,000,000	998,828
Finance Authority of Maine-Casella Waste Systems Inc AMT†	4.625%	#(a)	12/1/2047	B+	4,700,000	4,744,750
Finance Authority of Maine-Casella Waste Systems Inc ME AMT†	4.375%	#(a)	8/1/2035	B+	2,750,000	2,751,541
Florida Development Finance Corp.-GFL Solid Waste Southeast LLC AMT†	4.375%	#(a)	10/1/2054	BB-	18,270,000	18,293,291
Illinois Finance Authority-LRS Holdings LLC AMT†	7.25%	#(a)	9/1/2052	NR	4,500,000	4,952,768
Matagorda County Navigation District No. 1-AEP Texas Inc	4.00%		6/1/2030	BBB+	1,065,000	1,065,232

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Pollution Control (continued)
Mississippi Business Finance Corp.-Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	$1,500,000	$1,525,453
Vermont Economic Development Authority-Casella Waste Systems Inc AMT†	4.625%	#(a)	4/1/2036	B+	475,000	481,028
Total						34,812,891

Special Tax 2.68%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,000,000	1,016,419
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2032	NR	1,750,000	1,798,759
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	4,210,000	4,146,739
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	1,750,000	1,743,042
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,720,000	3,860,517
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	640,000	639,416
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	1,987,689
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	215,000	210,374
City of Baltimore MD	4.50%		6/1/2033	NR	400,000	401,743
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	4.75%		12/31/2030	NR	650,000	644,016
County of Denton Green Meadows Public Improvement District Major Impt Area TX†	5.00%		12/31/2035	NR	1,000,000	982,012
Fairfield Community Facilities District-City of Fairfield CA Community Facilities District No 2023-1 Area No 1 CA	5.00%		9/1/2044	NR	4,335,000	4,369,316
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	2,730,000	2,628,500
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	565,000	516,339
Lakewood Ranch Stewardship District FL	5.40%		5/1/2028	NR	780,000	791,080
Lakewood Ranch Stewardship District FL	5.45%		5/1/2033	NR	2,660,000	2,778,181
Mida Mountain Village Public Infrastructure District-Mountain Village Assessment Area No 2 UT†	4.00%		8/1/2025	NR	1,205,000	1,205,483

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Military Installation Development Authority UT	4.00%		6/1/2036	NR	$8,250,000	$7,665,261
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%		4/1/2028	Baa2	607,697	629,816
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.88% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	1,350,000	1,349,995
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	400,000	401,530
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB+	150,000	150,061
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,300,000	1,286,180
Village Metropolitan District CO GO	5.00%		12/1/2040	NR	1,100,000	1,107,079
West Villages Improvement District FL	4.75%		5/1/2039	NR	2,000,000	1,928,646
West Villages Improvement District Unit of Development No 7 FL	4.25%		5/1/2029	NR	1,580,000	1,582,156
Westview South Community Development District FL	4.75%		5/1/2028	NR	140,000	140,622
Westview South Community Development District FL	4.875%		5/1/2028	NR	320,000	321,747
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT(d)	5.75%		12/1/2044	NR	2,100,000	2,113,014
Total						48,395,732

Tax Revenue 4.52%
American Samoa Economic Development Authority†	6.50%		9/1/2028	Ba3	1,040,000	1,083,745
City of Sparks NV†	2.75%		6/15/2028	Baa2	3,355,000	3,265,247
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2027	NR	1,000,000	1,030,257
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2032	NR	2,535,000	2,643,544
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%		10/1/2039	NR	16,620,000	16,917,609

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.50%	6/15/2039	NR		$2,370,000	$2,420,053
Mida Mountain Village Public Infrastructure District-Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.75%	6/15/2044	NR		665,000	682,112
Military Installation Development Authority-Military Installation Development Auth Military Recreation Fac Project Area UT	4.00%	6/1/2041	NR		2,040,000	1,821,195
Public Finance Authority-Southeast Overtown Park West Community Redevelopment Agency WI Tax Allocation†	5.00%	6/1/2041	NR		18,500,000	18,825,123
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		11,424,000	11,143,646
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		1,000,000	975,459
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR		20,950,000	20,833,784
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR		1,000	938
Total						81,642,712

Tobacco 0.86%
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+		1,670,000	1,517,558
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+		8,081,680	7,945,285
TSASC, Inc. NY	5.00%	6/1/2025	B-		6,100,000	6,099,058
Total						15,561,901

Transportation 10.74%
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2027	BB+	(b)	695,000	712,782
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2028	BB+	(b)	2,210,000	2,287,336
Chicago Midway International Airport IL AMT	4.00%	1/1/2032	A		3,010,000	2,964,686

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City & County of Denver-United Airlines Inc CO AMT	5.00%		10/1/2032	BB	$9,040,000	$9,042,131
City & County of Denver Airport System Revenue CO AMT	5.00%		12/1/2035	A+	4,205,000	4,334,424
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.25%		7/15/2033	Ba3	10,000,000	10,439,617
City of Houston Airport System Revenue-United Airlines Inc TX AMT	5.50%		7/15/2035	Ba3	9,750,000	10,321,553
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2033	A+	2,705,000	2,715,655
County of Miami-Dade Seaport Department FL AMT	5.00%		10/1/2036	A3	1,300,000	1,349,679
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2037	Baa2	2,045,000	2,053,771
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	10.00%	#(a)	7/15/2059	NR	4,500,000	4,635,368
Florida Development Finance Corp.-AAF Operations Holdings LLC AMT†	12.00%	#(a)	7/15/2032	NR	5,500,000	5,835,193
Florida Development Finance Corp.-Brightline Florida Holdings LLC AMT†	8.25%	#(a)	7/1/2057	NR	500,000	519,246
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2043	BBB+	4,500,000	4,429,574
Illinois Finance Authority-Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(a)	12/1/2050	BBB+	10,720,000	10,545,512
Maryland Economic Development Corp.-Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3	9,995,000	10,126,557
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A-	1,975,000	1,988,019
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	5.00%		10/1/2034	A-	1,250,000	1,306,561
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.50%		6/30/2038	Baa3	2,065,000	2,206,014
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa2	14,780,000	14,664,289
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2	5,785,000	5,506,526
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2033	Baa2	2,500,000	2,556,075
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa2	14,000,000	14,241,234
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2	1,625,000	1,707,235

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		$3,000,000	$3,297,129
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	2.50%		10/31/2031	BBB-	(b)	1,365,000	1,155,748
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2036	Baa1		2,700,000	2,791,620
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%		6/30/2038	Baa3		2,720,000	2,889,326
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%		6/30/2040	Baa3		1,500,000	1,578,962
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%		6/30/2041	Baa3		1,000,000	1,045,023
New York Transportation Development Corp.-JFK NTO LLC NY AMT	5.50%		6/30/2039	Baa3		1,035,000	1,101,683
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2		6,500,000	6,500,987
New York Transportation Development Corp.-Laguardia Gateway Partners LLC (AGM) AMT	4.00%		7/1/2036	AA		1,555,000	1,522,650
New York Transportation Development Corp.-Laguardia Gateway Partners LLC AMT	5.00%		7/1/2041	Baa2		1,200,000	1,200,159
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR		400,000	399,668
Pennsylvania Turnpike Commission Registration Fee Revenue	3.72% (MUNIPSA * 1 + .85%	)#	7/15/2041	AA-		5,000,000	4,998,508
Port of Beaumont Navigation District-Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	3.625%		1/1/2035	NR		2,000,000	1,809,190
Public Finance Authority-Air Cargo Obligated Group WI AMT	5.00%		7/1/2031	BBB		1,875,000	1,956,001
Public Finance Authority-Air Cargo Obligated Group WI AMT	5.00%		7/1/2032	BBB		1,845,000	1,927,758
Public Finance Authority-Million Air Three Obligated Group WI AMT†	5.50%		9/1/2030	NR		750,000	769,412
Public Finance Authority-Million Air Three Obligated Group WI AMT†	5.75%		9/1/2035	NR		2,000,000	2,062,151

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2037	AA-	$8,000,000	$8,237,831
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1	1,835,000	1,941,460
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2038	Baa1	1,155,000	1,216,952
Texas Private Activity Bond Surface Transportation Corp.-NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2039	Baa1	1,580,000	1,660,486
Virginia Small Business Financing Authority-95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB	6,690,000	7,027,726
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo LLC AMT	4.00%		7/1/2033	BBB	6,000,000	5,930,249
Virginia Small Business Financing Authority-Elizabeth River Crossings OpCo LLC AMT	4.00%		1/1/2038	BBB	4,525,000	4,327,787
Total						193,837,503

Utilities 15.04%
Black Belt Energy Gas District AL	5.25%	#(a)	5/1/2055	A1	8,930,000	9,555,861
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	2,350,000	2,478,225
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	6,250,000	6,559,818
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	4,500,000	4,751,755
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	3,600,000	3,784,696
California Community Choice Financing Authority	5.25%		11/1/2054	A2	3,300,000	3,501,429
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	5,000,000	5,219,278
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC†	5.00%		10/1/2029	NR	2,110,000	2,155,909
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC†	5.00%		10/1/2034	NR	1,000,000	1,012,074

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Charlotte County Industrial Development Authority-MSKP Town & Country Utility LLC AMT†	5.50%		10/1/2036	NR	$3,345,000	$3,361,006
City of Osceola-Plum Point Energy Associates LLC AR AMT	5.50%	#(a)	4/1/2036	NR	11,750,000	11,762,521
City of Seattle Municipal Light & Power Revenue WA	3.12% (MUNIPSA * 1 + .25%	)#	5/1/2045	AA	3,000,000	2,960,993
County of Trimble-Louisville Gas and Electric Co KY AMT	4.70%	#(a)	6/1/2054	A1	1,750,000	1,765,761
County of Washoe-Sierra Pacific Power Co NV	4.125%	#(a)	3/1/2036	A	3,175,000	3,197,068
Delaware State Economic Development Authority-NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	5,000,000	4,928,647
Energy Southeast A Cooperative District AL	5.25%	#(a)	7/1/2054	A1	3,000,000	3,192,344
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	2,000,000	2,199,225
Florida Development Finance Corp.-Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	9,630,000	8,676,891
Illinois Finance Authority-Peoples Gas Light & Coke Co/The	3.90%		3/1/2030	Aa3	5,000,000	4,877,632
Kentucky Public Energy Authority	5.00%	#(a)	5/1/2055	A2	4,500,000	4,703,317
Main Street Natural Gas, Inc.-Main Street Natural Gas Inc GA	5.00%	#(a)	5/1/2055	A3	11,320,000	11,979,905
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	23,050,000	23,010,363
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,195,000
Main Street Natural Gas, Inc. GA	4.607% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,119,226
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2054	A3	5,500,000	5,788,820
Ohio Air Quality Development Authority-Ohio Valley Electric Corp	3.25%		9/1/2029	Baa3	3,000,000	2,929,032
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(a)	12/1/2037	B	11,155,000	11,245,807
Pennsylvania Economic Development Financing Authority-Talen Energy Supply LLC	5.25%	#(a)	12/1/2038	B	5,640,000	5,683,325
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	3,370,000	3,028,204

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2030	NR	$6,285,000	$6,514,996
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2033	NR	5,230,000	5,430,108
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2035	NR	1,500,000	1,541,191
Southeast Energy Authority A Cooperative District AL		5.00%		11/1/2035	Baa1	35,100,000	36,250,936
Southeast Energy Authority A Cooperative District AL		5.00%		1/1/2056	A1	10,115,000	10,543,111
Southeast Energy Authority A Cooperative District AL(e)		5.00%		1/1/2056	A1	15,000,000	15,629,073
Southeast Energy Authority A Cooperative District AL		5.335% (SOFR * .67 + 2.42%	)#	1/1/2053	A1	10,000,000	10,453,573
Tennergy Corp. TN		5.50%	#(a)	10/1/2053	Baa1	8,195,000	8,620,244
Texas Municipal Gas Acquisition & Supply Corp. I		6.25%		12/15/2026	A1	2,635,000	2,719,530
Texas Municipal Gas Acquisition & Supply Corp. III-Texas Municipal Gas Acquisition & Supply Corp III TX		5.00%		12/15/2032	A1	4,080,000	4,282,600
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A1	8,000,000	8,785,164
Total							271,394,658
Total Municipal Bonds (cost $1,737,559,571)							1,747,085,999

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.75%

VARIABLE RATE DEMAND NOTES 1.75%

Corporate-Backed 0.31%
Maryland Industrial Development Financing Authority-Occidental Petroleum Corp	4.890%	4/2/2025		3/1/2030	Baa3	5,645,000	5,645,000

General Obligation 0.15%
City of New York NY GO	3.650%	4/1/2025		4/1/2042	AA	2,690,000	2,690,000

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 1.26%
Montgomery County Higher Education & Health Authority-Thomas Jefferson University Obligated Group PA	3.670%	4/1/2025	9/1/2050	A	$16,265,000	$16,265,000
Wisconsin Health & Educational Facilities Authority-Marshfield Clinic Health System Obligated Group	4.570%	4/3/2025	2/15/2053	BBB	6,450,000	6,450,000
Total						22,715,000

Utilities 0.03%
Development Authority of Appling County-Georgia Power Co	3.850%	4/1/2025	9/1/2041	A	500,000	500,000
Total Short-Term Investments (cost $31,550,000)						31,550,000
Total Investments in Securities 98.74% (cost $1,772,513,297)						1,782,092,249
Other Assets and Liabilities – Net(g)1.26%						22,679,232
Net Assets 100.00%						$1,804,771,481

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FHLMC	Insured by–Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by–Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $511,274,790, which represents 28.33% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND March 31, 2025

(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2025	154	Short	$(17,660,254)	$(18,061,313)	$(401,059)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$3,456,250	$–	$3,456,250
Municipal Bonds(3)	–	1,747,085,999	–	1,747,085,999
Short-Term Investments
Variable Rate Demand Notes	–	31,550,000	–	31,550,000
Total	$–	$1,782,092,249	$–	$1,782,092,249
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(401,059)	–	–	(401,059)
Total	$(401,059)	$–	$–	$(401,059)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.13%

MUNICIPAL BONDS 100.13%

Corporate-Backed 2.58%
California Infrastructure & Economic Development Bank-Desertxpress Enterprises LLC AMT†	9.50%	#(a)	1/1/2065	NR	$3,750,000	$3,750,038
California Municipal Finance Authority-United Airlines Inc AMT	4.00%		7/15/2029	BB	4,020,000	3,980,372
California Municipal Finance Authority- Waste Management Inc AMT	4.125%	#(a)	10/1/2041	A-	3,000,000	3,002,411
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,399,037
California Pollution Control Financing Authority-Waste Management Inc AMT	4.30%		7/1/2040	A-	185,000	185,125
San Francisco City & County Airport Comm-San Francisco International Airport-SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,759,577
Total						17,076,560

Education 14.56%
Alameda Unified School District-Alameda County CA GO	5.00%		8/1/2049	AA	1,700,000	1,817,157
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,283,624
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,249,372
California Educational Facilities Authority-Art Center College of Design	4.00%		12/1/2037	Baa1	1,150,000	1,079,691
California Educational Facilities Authority-Art Center College of Design	5.00%		12/1/2044	Baa1	3,500,000	3,515,633
California Educational Facilities Authority-Chapman University	5.00%		4/1/2044	A2	1,000,000	1,068,683
California Educational Facilities Authority-Chapman University	5.00%		4/1/2045	A2	1,050,000	1,114,539
California Educational Facilities Authority-University of the Pacific	5.00%		11/1/2053	A2	2,900,000	3,007,906
California Educational Facilities Authority-University of the Pacific(b)	5.00%		11/1/2055	A2	3,750,000	3,917,481
California Enterprise Development Authority-Campbell Hall Episcopal(b)	5.00%		8/1/2040	A	3,000,000	3,296,158
California Enterprise Development Authority-Castilleja School Foundation	5.00%		6/1/2049	A	2,750,000	2,887,657

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Health Facilities Financing Authority-Art Center College of Design	5.00%	12/1/2048	Baa1	$1,000,000	$1,000,644
California Infrastructure & Economic Development Bank-Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2049	A	2,750,000	2,852,105
California Infrastructure & Economic Development Bank-Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2054	A	1,500,000	1,543,018
California Infrastructure & Economic Development Bank-Equitable School Revolving Fund LLC Obligated Group	5.00%	11/1/2059	A	1,520,000	1,557,733
California Municipal Finance Authority-Biola University Inc	5.00%	10/1/2032	Baa2	400,000	409,795
California Municipal Finance Authority-Biola University Inc	5.00%	10/1/2039	Baa2	1,000,000	1,012,318
California Municipal Finance Authority-Emerson College	5.00%	1/1/2042	BBB+	4,245,000	4,267,425
California Municipal Finance Authority-Samuel Merritt University	5.25%	6/1/2053	A3	5,500,000	5,792,808
California Municipal Finance Authority-SDORI Charter School Properties LLC†	5.625%	3/1/2045	B+	500,000	467,622
California Municipal Finance Authority-University of the Pacific	3.00%	11/1/2048	A2	4,000,000	2,901,984
California Municipal Finance Authority-University of the Pacific	4.00%	11/1/2042	A2	1,175,000	1,136,045
California Municipal Finance Authority-Westside Neighborhood School†	5.90%	6/15/2044	BB	1,815,000	1,936,862
California School Finance Authority-Aspire Public Schools Obligated Group†	5.00%	8/1/2046	NR	85,000	85,489
California School Finance Authority-Aspire Public Schools Obligated Group†	5.00%	8/1/2046	BBB-	3,790,000	3,685,416
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%	8/1/2045	BBB-	620,000	620,019
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%	7/1/2045	BBB	2,190,000	2,189,830
California School Finance Authority-Kipp SoCal Public Schools Obligated†	5.00%	7/1/2047	BBB	4,415,000	4,423,079
California School Finance Authority-Kipp SoCal Public Schools Obligated Group†	5.00%	7/1/2049	BBB	1,000,000	1,004,562
California State University	5.25%	11/1/2053	Aa2	3,075,000	3,318,744
California State University	5.50%	11/1/2055	Aa2	8,000,000	8,836,442

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Statewide Communities Development Authority-Culinary Institute of America	5.00%		7/1/2046	Baa1	$1,010,000	$1,010,100
Central Unified School District CA GO	5.25%		8/1/2052	Aa3	2,940,000	3,170,079
Montebello Unified School District CA GO (AGM)	5.50%		8/1/2047	AA	2,000,000	2,137,151
Morgan Hill Unified School District CA GO	5.25%		8/1/2040	Aa1	1,000,000	1,117,178
Rincon Valley Union School District CA GO	5.00%		8/1/2054	AA	2,875,000	3,051,918
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	1,500,000	1,635,046
University of California	5.00%		5/15/2053	AA	2,500,000	2,664,980
University of California	5.00%		5/15/2054	AA	2,500,000	2,645,171
University of California	5.25%		5/15/2055	AA	1,500,000	1,626,764
Total						96,338,228

General Obligation 13.22%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,925,000	2,010,750
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	7,595,000	7,940,053
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	4,905,000	5,165,123
California State Public Works Board	4.00%		5/1/2046	Aa3	2,050,000	1,983,106
California State Public Works Board-State of California Department of General Services	5.00%		4/1/2049	Aa3	1,000,000	1,061,148
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	2,000,000	1,746,113
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	165,067	181,483
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+	2,425,000	2,028,837
El Rancho Unified School District CA GO (BAM)	5.75%		8/1/2048	AA	1,750,000	1,981,674
Imperial Community College District CA GO (AGM)	5.25%		8/1/2053	AA	1,620,000	1,742,872
Imperial Community College District GO (AGM)	5.00%		8/1/2054	AA	2,500,000	2,655,827
Irvine Facilities Financing Authority CA GO	4.25%		9/1/2050	Aa1	1,565,000	1,559,949
Irvine Unified School District-Community Facilities District No 01-1 CA Special Tax (BAM)	5.00%		9/1/2056	AA	995,000	1,004,530

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Los Angeles Unified School District-Los Angeles Unified School District/CA GO	5.25%	7/1/2049	Aa2	$1,625,000	$1,779,609
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2041	Aaa	1,325,000	640,293
Newport Mesa Unified School District CA GO	Zero Coupon	8/1/2045	Aaa	1,000,000	388,650
North Orange County Community College District CA GO	2.75%	8/1/2036	AA+	2,000,000	1,746,442
Novato Unified School District CA GO	3.00%	8/1/2044	Aa1	4,765,000	3,839,332
Pajaro Valley Health Care District CA GO	5.00%	9/1/2046	Ba2	2,750,000	2,677,485
Peralta Community College District CA GO(b)	5.00%	8/1/2054	AA-	1,750,000	1,848,744
Ravenswood City School District CA GO (BAM)	5.25%	8/1/2053	AA	2,000,000	2,141,326
Redlands Unified School District CA GO(b)	5.00%	7/1/2054	Aa2	2,500,000	2,640,670
San Benito High School District CA GO	Zero Coupon	8/1/2042	Aa3	1,795,000	812,061
San Benito High School District CA GO	Zero Coupon	8/1/2043	Aa3	2,600,000	1,109,574
San Diego Community College District CA GO	5.00%	8/1/2055	AAA	5,000,000	5,360,383
San Diego Public Facilities Financing Authority CA	5.25%	10/15/2052	AA-	4,125,000	4,447,118
San Diego Unified School District CA GO	5.00%	7/1/2048	Aa2	3,000,000	3,183,196
Santa Monica-Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,208,792
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	550,122
State of California GO	5.00%	4/1/2042	Aa2	2,000,000	2,141,254
State of California GO	5.00%	9/1/2053	Aa2	1,000,000	1,058,751
State of California GO	5.25%	9/1/2047	Aa2	3,000,000	3,222,677
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,225,104
State of California GO	5.25%	8/1/2054	Aa2	1,250,000	1,350,847
State of California GO	5.50%	8/1/2054	Aa2	3,600,000	3,968,116
Washington Township Health Care District CA GO	5.25%	8/1/2048	AA	1,625,000	1,762,662
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	A+	1,000,000	1,074,304
West Contra Costa Unified School District CA GO (BAM)	5.00%	8/1/2054	AA	4,000,000	4,235,624
Total					87,474,601

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 14.38%
Antelope Valley Healthcare District Obligated Group CA	5.00%	3/1/2026	BBB	$545,000	$546,475
Antelope Valley Healthcare District Obligated Group CA	5.25%	3/1/2036	BBB	1,000,000	987,306
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	3.00%	10/1/2041	A	2,255,000	1,873,633
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	3.00%	10/1/2047	A	1,710,000	1,317,110
California Community Choice Financing Authority-Providence St Joseph Health Obligated Group	5.00%	10/1/2044	A	2,410,000	2,414,483
California Health Facilities Financing Authority-Cedars-Saini Medical Center Obligated Group	3.00%	8/15/2051	AA-	2,705,000	2,055,061
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group	5.00%	8/15/2047	Baa2	3,950,000	3,918,500
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group CA	5.00%	10/1/2030	A	1,470,000	1,472,924
California Health Facilities Financing Authority-Children’s Hospital Los Angeles Obligated Group CA	5.00%	8/15/2042	Baa2	1,250,000	1,249,933
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	2.125%	11/1/2041	AA	2,500,000	1,719,193
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	3.00%	11/1/2038	AA	3,000,000	2,689,783
California Health Facilities Financing Authority-Children’s Hospital of Orange County Obligated Group	5.00%	11/1/2054	AA	4,000,000	4,145,926
California Health Facilities Financing Authority-City of Hope Obligated Group	5.00%	11/15/2032	A	1,300,000	1,304,931
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	4.00%	4/1/2035	A-	3,380,000	3,403,546
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group	5.00%	12/1/2054	A-	5,365,000	5,526,947

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority-CommonSpirit Health Obligated Group CA	5.00%	12/1/2044	A-		$1,485,000	$1,554,851
California Health Facilities Financing Authority-Lucile Salter Packard Children’s Hospital at Stanford Obligated Group	5.00%	11/15/2056	A+		1,225,000	1,237,058
California Health Facilities Financing Authority-Scripps Health Obligated Group	5.00%	11/15/2044	AA-		9,000,000	9,647,192
California Health Facilities Financing Authority-Sutter Health Obligated Group	5.00%	11/15/2038	A+		2,250,000	2,322,322
California Infrastructure & Economic Development Bank-Roseville Sustainable Energy Partner LLC	5.25%	7/1/2049	BBB+		2,450,000	2,498,635
California Municipal Finance Authority	4.00%	8/15/2037	A-		1,000,000	972,706
California Municipal Finance Authority-Community Hospitals of Central California Obligated Group	5.00%	2/1/2037	A3		2,000,000	2,017,063
California Municipal Finance Authority-Eisenhower Medical Center	5.00%	7/1/2036	Baa2		1,580,000	1,606,978
California Municipal Finance Authority-Palomar Health Obligated Group COPS (AGM)	5.25%	11/1/2052	AA		1,000,000	1,018,755
California Municipal Finance Authority-PRS-California Obligated Group	5.00%	4/1/2044	BBB+	(c)	1,415,000	1,483,829
California Municipal Finance Authority (AGM)	4.00%	2/1/2051	AA		1,000,000	935,710
California Public Finance Authority-Hazelden Betty Ford Foundation	5.00%	11/1/2054	Baa1		2,000,000	2,051,815
California Public Finance Authority-Kendal At Ventura†	10.00%	5/15/2028	NR		500,000	507,950
California Public Finance Authority-QSH/MB LLC†	6.75%	7/1/2065	NR		990,000	1,036,454
California Statewide Communities Development Authority-HumanGood California Obligated Group	5.00%	10/1/2045	A	(c)	1,000,000	1,000,638
California Statewide Communities Development Authority-John Muir Health Obligated Group	5.25%	12/1/2054	A+		3,750,000	3,973,698
California Statewide Communities Development Authority-Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB		1,395,000	1,415,249

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2026	BB	$2,335,000	$2,372,328
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.00%	12/1/2041	BB	1,000,000	1,003,336
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.25%	12/1/2034	BB	2,150,000	2,151,308
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	2,225,000	2,225,648
California Statewide Communities Development Authority-Loma Linda University Medical Obligated Group†	5.50%	12/1/2058	BB	2,600,000	2,645,427
California Statewide Communities Development Authority-Verity Health System of California Inc Obligated Group(d)	5.50%	7/1/2039	NR	1,784	1,677
Los Angeles County Public Works Financing Authority-County of Los Angeles CA	5.50%	12/1/2053	AA+	2,000,000	2,217,678
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	3,555,000	3,100,807
Palomar Health Obligated Group CA	5.00%	11/1/2039	B	4,750,000	3,966,073
Regents of the University of California Medical Center Pooled Revenue	3.50%	5/15/2054	AA-	4,000,000	3,345,318
Washington Township Health Care District CA	5.75%	7/1/2053	Baa3	2,100,000	2,213,548
Total					95,149,802

Housing 6.38%
California Community Housing Agency Arbors Apartments†	5.00%	8/1/2050	NR	965,000	988,467
California Community Housing Agency Summit at Sausalito Apartments†	4.00%	2/1/2050	NR	1,000,000	770,389
California Enterprise Development Authority-Provident Group-Pomona Properties LLC	5.00%	1/15/2045	Baa3	3,500,000	3,559,670
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2040	Baa3	1,625,000	1,658,529

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2050	Baa3	$2,030,000	$2,045,852
California Enterprise Development Authority-Provident Group-SDSU Properties LLC	5.00%	8/1/2055	Baa3	1,075,000	1,079,163
California Housing Finance Agency	3.25%	8/20/2036	BBB	8,052,266	7,375,912
California Housing Finance Agency	3.50%	11/20/2035	BBB+	2,261,770	2,161,629
California Municipal Finance Authority-Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	499,989
California Municipal Finance Authority-Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%	8/15/2049	A-	2,230,000	2,295,829
California Municipal Finance Authority-Caritas Corp CMFA Mobile Home Park Financing 2024 Portfolio	5.00%	8/15/2054	A-	2,000,000	2,044,097
California Municipal Finance Authority-CHF-Davis II LLC (BAM)	3.00%	5/15/2051	AA	2,500,000	1,891,888
California Municipal Finance Authority-CHF-Riverside I LLC	5.00%	5/15/2043	Baa3	3,000,000	3,026,244
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.375%	6/1/2059	NR	2,000,000	1,873,687
California Public Finance Authority-P3 Irvine SL Holdings LLC Obligated Group†	6.50%	6/1/2054	NR	1,000,000	962,375
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,100,000	3,139,172
California Statewide Communities Development Authority-CHF-Irvine LLC	5.00%	5/15/2050	Baa1	1,400,000	1,407,171
CSCDA Community Improvement Authority Orange Portfolio CA†	3.00%	3/1/2057	NR	2,000,000	1,366,535
CSCDA Community Improvement Authority Parallel-Anaheim CA†	4.00%	8/1/2056	NR	980,000	865,826
CSCDA Community Improvement Authority Pasadena Portfolio CA†	2.65%	12/1/2046	NR	2,410,000	1,876,616
CSCDA Community Improvement Authority Westgate Apartments CA†	3.00%	6/1/2047	NR	1,500,000	1,045,066
CSCDA Community Improvement Authority Westgate Apartments CA†	4.00%	6/1/2057	NR	1,000,000	306,914
Total					42,241,020

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 1.22%
California State Public Works Board	4.00%		11/1/2046	Aa3	$2,100,000	$2,030,474
Pasadena Public Financing Authority-City of Pasadena CA	Zero Coupon		6/1/2047	AA+	1,000,000	346,841
Pasadena Public Financing Authority-City of Pasadena CA	Zero Coupon		6/1/2048	AA+	1,125,000	371,570
San Diego Public Facilities Financing Authority-City of San Diego CA	5.00%		10/15/2054	AA-	5,000,000	5,341,794
Total						8,090,679

Other Revenue 0.84%
California Infrastructure & Economic Development Bank-Los Angeles County Museum of Natural History Foundation	4.00%		7/1/2050	A2	2,625,000	2,506,846
California School Finance Authority-Aspire Public Schools Obligated Group†	4.00%		8/1/2051	BBB-	785,000	645,675
California School Finance Authority-Green Dot Public Schools Obligated Group†	5.00%		8/1/2038	BBB-	1,000,000	1,015,286
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2051	NR	2,253,618	1,402,877
Total						5,570,684

Pollution Control 0.39%
California Municipal Finance Authority-Republic Services Inc AMT	3.875%	#(a)	3/1/2054	BBB+	1,600,000	1,578,636
California Pollution Control Financing Authority-Republic Services Inc AMT†	4.10%	#(a)	11/1/2042	BBB+	1,000,000	1,000,095
Total						2,578,731

Power 0.50%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,321,971

Pre-Refunded 0.10%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	668,008

Special Tax 4.29%
California Statewide Communities Development Authority	5.00%		9/2/2054	BBB-	3,000,000	3,068,752
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2049	NR	1,000,000	1,023,504
City of Fontana Community Facilities District No 109 CA	5.00%		9/1/2054	NR	1,400,000	1,426,736
City of Irvine CA	5.00%		9/2/2028	NR	1,000,000	1,006,663
City of Irvine CA Special Tax (BAM)	5.25%		9/1/2053	AA	3,000,000	3,220,701

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
City of Roseville Westpark Community Facilities District No 1 CA Special Tax	5.00%	9/1/2031	NR	$1,000,000	$1,004,748
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%	9/1/2052	NR	1,500,000	1,521,312
County of Orange CA Community Facilities District No 2023-1	5.50%	8/15/2053	NR	1,375,000	1,444,247
Fairfield Community Facilities District-City of Fairfield CA Community Facilities District No 2023-1 Area No 1 CA	5.00%	9/1/2054	NR	3,000,000	2,951,890
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A+	1,325,000	1,335,652
Irvine Facilities Financing Authority-City of Irvine Community Facilities District No 2013-3 CA Special Tax (BAM)	5.25%	9/1/2053	AA	5,160,000	5,554,765
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%	9/1/2035	AA+	1,765,000	1,773,698
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	1,000,000	1,044,189
Tejon Ranch Public Facilities Finance Authority-Tejon Ranch Public Facilities Finance Authority Community Facs District No 2008-1 CA	5.00%	9/1/2054	NR	2,000,000	2,009,520
Total					28,386,377

Tax Revenue 3.42%
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2037	AA	1,700,000	1,849,560
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2026	NR	1,925,000	1,963,843
Matching Fund Special Purpose Securitization Corp.-United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	2,000,000	2,035,813
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	1,283,000	311,520
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	503,000	490,656
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	4,283,000	4,177,892
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	7,000	6,565

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	$4,798,854	$4,620,874
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2048	NR	1,650,000	1,648,005
River Islands Public Financing Authority Community Facs District No 2023-1 Area 2 CA	5.00%	9/1/2054	NR	1,000,000	986,963
San Diego Unified School District CA GO	3.00%	7/1/2044	Aa2	4,400,000	3,518,274
Tustin Community Facilities District CA Special Tax	5.00%	9/1/2037	A	1,000,000	1,004,112
Total					22,614,077

Taxable Revenue-Water & Sewer 3.06%
California Pollution Control Financing Authority-Poseidon Resources Channelside LP AMT†	5.00%	11/21/2045	Baa3	1,100,000	1,128,404
San Diego Public Facilities Financing Authority-City of San Diego CA Sewer Utility Revenue CA	5.00%	5/15/2054	AA	5,000,000	5,337,170
San Francisco City & County Public Utilities Commission Wastewater Revenue(e)	5.00%	10/1/2054	AA	10,000,000	10,624,917
San Francisco City & County Public Utilities Commission Wastewater Revenue CA	5.00%	10/1/2054	AA	3,000,000	3,187,475
Total					20,277,966

Tobacco 2.22%
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	8,675,000	2,208,135
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	10,000,000	505,960
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	10,000,000	1,076,923
Golden State Tobacco Securitization Corp. CA	5.00%	6/1/2051	BBB	5,200,000	5,264,314
Inland Empire Tobacco Securitization Corp.-Inland Empire Tobacco Securitization Corp CA	Zero Coupon	6/1/2036	CCC	1,000,000	466,311
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	3,000,000	219,301

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR		$5,000,000	$1,811,426
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		2,250,000	209,808
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	Zero Coupon	6/1/2046	CCC-		1,000,000	197,169
Tobacco Securitization Authority of Southern California-San Diego County Tobacco Asset Securitization Corp	5.00%	6/1/2048	BBB+		2,675,000	2,706,263
Total						14,665,610

Transportation 18.45%
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2051	AA		1,000,000	562,315
Alameda Corridor Transportation Authority CA (AGM)	Zero Coupon	10/1/2053	AA		5,000,000	1,231,465
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2052	AA		9,000,000	9,387,842
Bay Area Toll Authority CA	5.00%	4/1/2045	AA		1,200,000	1,306,434
Bay Area Toll Authority CA	5.00%	4/1/2054	AA		2,720,000	2,848,558
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2049	A		1,000,000	1,035,648
Burbank-Glendale-Pasadena Airport Authority Brick Campaign CA AMT	5.25%	7/1/2054	A		5,350,000	5,505,312
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	4.00%	12/31/2047	BB+	(c)	3,650,000	3,202,463
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2034	BB+	(c)	1,700,000	1,735,866
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2035	BB+	(c)	1,205,000	1,227,953
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2043	BB+	(c)	3,565,000	3,573,965
California Municipal Finance Authority-LAX Integrated Express Solutions LLC AMT	5.00%	12/31/2047	BB+	(c)	3,500,000	3,457,792
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA		5,220,000	5,311,933
City of Long Beach Airport System Revenue CA (AGM) AMT	5.25%	6/1/2047	AA		1,330,000	1,378,118
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-		2,000,000	1,762,870

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	NR	$105,000	$114,058
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2032	AA-	1,895,000	2,019,696
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2051	AA-	4,000,000	4,028,860
City of Los Angeles Department of Airports CA AMT(b)	5.25%	5/15/2045	Aa3	2,000,000	2,092,681
City of Los Angeles Department of Airports CA AMT	5.25%	5/15/2048	AA-	2,000,000	2,073,652
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2036	AA	1,100,000	1,193,618
City of Los Angeles Department of Airports CA AMT(b)	5.50%	5/15/2055	Aa3	1,250,000	1,331,255
County of Sacramento Airport System Revenue-County of Sacramento CA Airport System Revenue CA	5.25%	7/1/2054	A+	3,500,000	3,788,647
County of Sacramento Airport System Revenue CA	5.00%	7/1/2049	A+	2,000,000	2,137,626
County of Sacramento Airport System Revenue CA	5.00%	7/1/2054	A+	2,000,000	2,122,157
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	1/15/2033	A	1,500,000	1,119,394
Foothill-Eastern Transportation Corridor Agency CA	3.50%	1/15/2053	A	3,600,000	2,912,973
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	2,800,000	2,494,775
Foothill-Eastern Transportation Corridor Agency CA	6.85%	1/15/2042	A	1,150,000	1,322,282
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2031	A	1,750,000	1,866,635
Port Commission of the City & County of San Francisco CA AMT	5.00%	3/1/2030	Aa3	1,415,000	1,417,194
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2051	A1	3,500,000	3,535,034
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2053	Aa3	3,615,000	3,670,241
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2031	A1	6,500,000	6,969,235

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2039	A1	$2,695,000	$2,832,167
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2045	AA-	1,515,000	1,530,563
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2052	A1	7,100,000	7,167,297
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%		5/1/2049	A1	3,600,000	3,721,235
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%		5/1/2055	AA-	3,000,000	3,219,489
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%		5/1/2048	A1	2,000,000	2,173,616
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2044	A	3,932,000	3,764,403
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2050	A	1,825,000	1,696,961
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	2,850,000	2,850,808
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	2,505,000	2,505,679
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa2	1,450,000	922,555
Total						122,123,320

Utilities 14.52%
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	4,000,000	3,999,903
California Community Choice Financing Authority	4.00%	#(a)	10/1/2052	A2	2,925,000	2,950,699
California Community Choice Financing Authority	5.00%	#(a)	2/1/2054	A1	2,500,000	2,643,504
California Community Choice Financing Authority	5.00%	#(a)	1/1/2055	A1	6,850,000	7,189,561
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	A1	5,750,000	6,140,367

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(a)	2/1/2055	Aa3	$3,000,000	$3,197,478
California Community Choice Financing Authority	5.00%	#(a)	8/1/2055	A2	3,000,000	3,167,836
California Community Choice Financing Authority	5.00%	#(a)	1/1/2056	A1	5,975,000	6,281,544
California Community Choice Financing Authority	5.25%		11/1/2054	A2	1,125,000	1,193,669
California Pollution Control Financing Authority-Poseidon Resources Channelside LP†	5.00%		11/21/2045	Baa3	3,870,000	3,919,964
Central Valley Energy Authority	5.00%	#(a)	12/1/2055	Aa3	5,500,000	5,956,914
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-	3,790,000	3,939,924
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	3,790,000	3,903,373
City of Glendale Electric Revenue CA	5.00%		2/1/2054	A+	2,000,000	2,059,827
City of Los Angeles Wastewater System Revenue CA	5.00%		6/1/2043	AA+	3,125,000	3,125,214
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,079,492
Guam Waterworks Authority Water And Wastewater System	5.00%		7/1/2042	A-	1,500,000	1,564,710
Indio Electric Financing Authority-Imperial Irrigation District Electric System Revenue CA	5.25%		1/1/2053	A1	3,685,000	3,933,573
Long Beach Bond Finance Authority CA	4.501% (3 mo. USD Term SOFR * 0.67 + 1.43%	)#	11/15/2026	A1	1,025,000	1,033,445
Modesto Irrigation District CA	5.25%		10/1/2048	A+	3,060,000	3,284,702
Northern California Energy Authority	5.00%	#(a)	12/1/2054	Aa3	2,000,000	2,115,969
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	634,332
Puerto Rico Commonwealth Aqueduct & Sewer Authority PR†	4.00%		7/1/2047	NR	1,000,000	877,057
Sacramento Municipal Utility District CA	5.00%	#(a)	8/15/2049	AA-	1,925,000	1,927,009
Sacramento Municipal Utility District CA	5.00%		11/15/2054	Aa2	1,000,000	1,072,943
San Joaquin Valley Clean Energy Authority CA	5.50%	#(a)	1/1/2056	A2	2,750,000	3,070,321
Southern California Public Power Authority	4.52% (3 mo. USD Term SOFR * 0.67 + 1.47%	)#	11/1/2038	A2	815,000	783,689
Southern California Public Power Authority	5.00%		11/1/2033	A2	3,575,000	3,781,352

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2025

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Southern California Public Power Authority-City of Anaheim Electric System Revenue CA		5.00%	#(a)	4/1/2055	A2		$5,500,000	$5,774,220
Southern California Public Power Authority-Los Angeles Department of Water & Power		5.00%		7/1/2053	Aa2		2,000,000	2,057,657
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2025	BBB+	(c)	1,130,000	1,137,136
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2032	BBB+	(c)	1,090,000	1,122,442
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2034	BBB+	(c)	300,000	307,134
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2035	BBB+	(c)	200,000	204,224
Transbay Joint Powers Authority CA Tax Allocation		5.00%		10/1/2038	BBB+	(c)	650,000	656,252
Total								96,087,436
Total Municipal Bonds (cost $672,824,819)								662,665,070
	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.01%

VARIABLE RATE DEMAND NOTES 1.01%

Transportation
Bay Area Toll Authority CA	3.200%	4/1/2025		4/1/2055	AA+		6,705,000	6,705,000
Total Short-Term Investments (cost $6,705,000)								6,705,000
Total Investments in Securities 101.14% (cost $679,529,819)								669,370,070
Other Assets and Liabilities – Net(g) (1.14)%								(7,570,941)
Net Assets 100.00%								$661,799,129

AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
COPS	Certificates of Participation.
NATL	Insured by–National Public Finance Guarantee Corporation.
NR	Not Rated.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $51,544,647, which represents 7.79% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2025

(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note to Financial Statements for details of Municipal Bonds Held in Trust.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2025	31	Short	$(3,554,986)	$(3,635,719)	$(80,733)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$662,665,070	$–	$662,665,070
Short-Term Investments
Variable Rate Demand Notes	–	6,705,000	–	6,705,000
Total	$–	$669,370,070	$–	$669,370,070
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(80,733)	–	–	(80,733)
Total	$(80,733)	$–	$–	$(80,733)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.47%

MUNICIPAL BONDS 98.47%

Corporate-Backed 2.09%
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AGM) AMT	5.00%	1/1/2031	AA	$225,000	$225,797
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	A-	100,000	100,173
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.50%	1/1/2026	A-	500,000	501,074
New Jersey Economic Development Authority-United Airlines Inc	5.25%	9/15/2029	BB	1,435,000	1,436,494
New Jersey Economic Development Authority-United Airlines Inc	5.50%	6/1/2033	BB	650,000	651,976
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	248,262
Total					3,163,776

Education 13.54%
Camden County Improvement Authority-KIPP Cooper Norcross Obligated Group NJ	6.00%	6/15/2047	BBB	500,000	524,523
Gloucester County Improvement Authority-Rowan University NJ (BAM)	5.00%	7/1/2054	AA	1,000,000	1,027,852
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	466,282
Middlesex County Improvement Authority-Rutgers The State University of New Jersey	5.00%	8/15/2053	Aa3	2,020,000	2,129,512
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	944,200
New Jersey Economic Development Authority-Provident Group-Montclair Properties LLC (AGM)	5.00%	6/1/2042	AA	500,000	504,153
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	440,000	479,284
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	750,000	785,148
New Jersey Educational Facilities Authority-Montclair State University Inc (AGM)	5.00%	7/1/2041	AA	780,000	846,957
New Jersey Educational Facilities Authority-Montclair State University Inc (AGM)	5.00%	7/1/2044	AA	500,000	536,406
New Jersey Educational Facilities Authority-New Jersey City University Inc (AGM)	4.00%	7/1/2036	AA	745,000	703,297
New Jersey Educational Facilities Authority-Ramapo College of New Jersey (AGM)	4.00%	7/1/2041	AA	545,000	527,666

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority-Seton Hall University	4.00%	7/1/2046	BBB+	$545,000	$471,214
New Jersey Educational Facilities Authority-Seton Hall University	5.00%	7/1/2034	BBB+	325,000	328,139
New Jersey Educational Facilities Authority-Seton Hall University (AGM)	3.25%	7/1/2049	AA	480,000	379,593
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	3.00%	7/1/2050	BBB+	1,170,000	847,084
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	4.00%	7/1/2050	BBB+	200,000	176,165
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	5.00%	7/1/2030	BBB+	530,000	548,346
New Jersey Educational Facilities Authority-Stevens Institute of Technology International Inc	5.00%	7/1/2047	BBB+	1,750,000	1,764,323
New Jersey Educational Facilities Authority-Stockton University-Stockton University	5.00%	7/1/2041	A3	800,000	806,565
New Jersey Educational Facilities Authority-Trustees of Princeton University	5.25%	3/1/2054	AAA	4,385,000	4,739,371
New Jersey Educational Facilities Authority-William Paterson University of New Jersey (AGM)	3.00%	7/1/2039	AA	250,000	218,893
New Jersey Educational Facilities Authority-William Paterson University of New Jersey (AGM)	3.00%	7/1/2040	AA	250,000	214,531
New Jersey Higher Education Student Assistance Authority AMT	2.50%	12/1/2040	AA	420,000	373,002
New Jersey Higher Education Student Assistance Authority AMT	3.25%	12/1/2039	Aa1	185,000	173,514
Total					20,516,020

Financial Services 0.14%
New Jersey Higher Education Student Assistance Authority AMT	5.00%	12/1/2028	Aaa	200,000	208,028

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 9.23%
City of Atlantic City NJ GO (BAM), (ST AID WITHHLDG)	5.00%		3/1/2042	AA	$750,000	$759,661
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%		11/15/2052	AA	1,670,000	1,814,039
City of Summit NJ GO	4.00%		7/15/2041	AAA	500,000	500,410
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	52,676	36,158
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	168,588	105,789
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	40,933	40,114
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	36,793	35,186
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	31,578	29,882
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	22,763	22,865
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	45,175	46,789
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	44,442	47,633
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	43,166	47,459
County of Atlantic NJ GO	4.00%		3/15/2039	AA	450,000	451,494
County of Hudson NJ GO	2.00%		11/15/2035	AA	1,000,000	768,533
County of Ocean NJ GO	4.00%		11/1/2044	Aaa	1,000,000	989,203
New Jersey Economic Development Authority-New Jersey Transit Corp	5.25%		11/1/2047	A2	860,000	895,164
New Jersey Health Care Facilities Financing Authority	5.00%		10/1/2037	A2	1,000,000	1,025,568
New Jersey Infrastructure Bank	5.00%		9/1/2052	AAA	500,000	525,082
New Jersey Transportation Trust Fund Authority	4.25%		6/15/2044	A2	500,000	475,794
Plainfield Board of Education NJ GO (AGC)	4.00%		10/15/2042	AA	225,000	219,343
Plainfield Board of Education NJ GO (AGC)	4.00%		10/15/2043	AA	480,000	463,167
Rutherford Board of Education NJ GO	2.50%		12/15/2034	AA-	1,000,000	842,500
State of New Jersey GO	2.50%		6/1/2038	A1	1,375,000	1,085,472
State of New Jersey GO	5.00%		6/1/2040	A1	750,000	788,602
Township of Berkeley Heights NJ GO	4.00%		7/1/2041	Aa1	785,000	788,250
Union County Improvement Authority	4.125%		4/15/2054	Aaa	250,000	241,329
Union County Utilities Authority-Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	945,000	935,229
Total						13,980,715

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care 11.24%
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	$220,000	$220,558
New Jersey Health Care Facilities Financing Authority-AtlantiCare Health System Obligated Group	2.375%	7/1/2046	AA-	695,000	438,564
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	4.125%	7/1/2054	A2	1,665,000	1,477,788
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	5.00%	7/1/2035	A2	460,000	471,726
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	5.00%	7/1/2042	A2	1,215,000	1,233,998
New Jersey Health Care Facilities Financing Authority-Inspira Health Obligated Group	5.25%	7/1/2054	A2	1,720,000	1,834,303
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	3.00%	7/1/2051	AA-	1,225,000	928,622
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	4.00%	7/1/2051	AA-	1,500,000	1,362,837
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.00%	7/1/2043	AA-	1,925,000	1,942,549
New Jersey Health Care Facilities Financing Authority-RWJ Barnabas Health Obligated Group	5.25%	7/1/2054	AA-	1,500,000	1,591,474
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2048	BBB-	1,325,000	1,140,949
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2027	BBB-	100,000	101,545
New Jersey Health Care Facilities Financing Authority-St Joseph’s Healthcare System Obligated Group	5.00%	7/1/2041	BBB-	2,635,000	2,644,708
New Jersey Health Care Facilities Financing Authority-University Hospital (AGM)	5.00%	7/1/2046	AA	1,275,000	1,262,089
New Jersey Health Care Facilities Financing Authority-Valley Health System Obligated Group	5.00%	7/1/2030	A	355,000	379,283
Total					17,030,993

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 0.50%
New Jersey Economic Development Authority-Provident Group-Rowan Properties LLC	5.00%	1/1/2048	B1	$250,000	$237,479
New Jersey Housing & Mortgage Finance Agency (HUD)	3.15%	5/1/2053	AA-	100,000	72,343
Passaic County Improvement Authority NJ	4.00%	11/1/2051	Aa1	475,000	452,518
Total					762,340

Lease Obligations 7.65%
Gloucester County Improvement Authority-Rowan University NJ (AGM)	5.00%	11/1/2029	AA	295,000	303,891
Gloucester County Improvement Authority-Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	298,422
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	A-	1,710,000	1,711,865
New Jersey Economic Development Authority-NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	A-	210,000	210,203
New Jersey Economic Development Authority-State Capitol Joint Management Commission	5.00%	6/15/2035	A2	750,000	781,030
New Jersey Economic Development Authority-State of New Jersey	5.00%	6/15/2042	A2	500,000	505,421
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2029	A2	500,000	518,512
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2047	A2	540,000	542,138
New Jersey Economic Development Authority-State of New Jersey Department of the Treasury	5.00%	6/15/2048	A2	500,000	504,959
New Jersey Economic Development Authority-State of New Jersey Motor Vehicle Surcharge Revenue	4.00%	7/1/2034	Baa2	500,000	478,929
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A2	520,000	531,532
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,980,000	1,557,121
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A2	1,120,000	624,574

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A2	$660,000	$630,380
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A2	470,000	456,473
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	545,000	554,383
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	400,000	406,175
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	9/1/2036	A2	545,000	553,363
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.50%	9/1/2033	A2	410,000	420,517
Total					11,589,888

Miscellaneous 0.47%
Bergen County Improvement Authority-County of Bergen NJ	5.00%	6/1/2054	Aaa	675,000	718,042

Other Revenue 1.31%
Casino Reinvestment Development Authority, Inc. GA (AGC)	4.00%	11/1/2044	AA	1,250,000	1,134,546
Casino Reinvestment Development Authority, Inc. GA (AGC)	5.00%	11/1/2041	AA	285,000	301,280
Casino Reinvestment Development Authority, Inc. GA (AGC)	5.00%	11/1/2044	AA	200,000	208,760
New Jersey Economic Development Authority-Bancroft Neurohealth Obligated Group	5.00%	6/1/2041	NR	350,000	347,570
Total					1,992,156

Special Tax 0.49%
New Jersey Economic Development Authority-NJ Metromall Urban Renewal Inc	6.50%	4/1/2028	Baa2	410,195	425,126
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	313,992
Total					739,118

Tax Revenue 4.56%
Garden State Preservation Trust NJ (AGM)	5.75%	11/1/2028	AA	990,000	1,042,588
New Jersey Infrastructure Bank	5.00%	9/1/2049	AAA	800,000	853,311

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New Jersey Transportation Trust Fund Authority	3.00%		6/15/2050	A2	$550,000	$397,118
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	18,000	15,250
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	235,000	184,280
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	699,000	502,143
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	2,675,000	649,506
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	596,000	581,374
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	527,000	514,067
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	18,000	16,882
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	19,000	18,827
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	380,000	376,537
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,429,000	1,376,001
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	149,000	142,057
Territory of Guam	4.00%		1/1/2042	Baa3	250,000	231,582
Total						6,901,523

Taxable Revenue-Water & Sewer 0.68%
Jersey City Municipal Utilities Authority Sewer Fund NJ (AGM), (MUN GOVT GTD)	5.25%		10/15/2054	AA	500,000	536,611
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	3.75%	#(a)	11/1/2034	A+	500,000	498,193
Total						1,034,804

Tobacco 2.97%
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB+	1,000,000	999,931
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BB+	2,545,000	2,489,862
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	1,000,000	1,008,623
Total						4,498,416

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation 39.96%
Delaware River & Bay Authority	4.00%	1/1/2044	A+	$515,000	$500,172
Delaware River & Bay Authority	5.00%	1/1/2039	A+	500,000	541,276
Delaware River & Bay Authority	5.00%	1/1/2049	A+	1,250,000	1,320,117
Delaware River Joint Toll Bridge Commission PA	3.00%	7/1/2049	A+	1,025,000	740,484
Delaware River Port Authority PA	5.00%	1/1/2040	A+	600,000	629,322
New Jersey Economic Development Authority-New Jersey Transit Corp	4.00%	11/1/2044	A2	275,000	249,729
New Jersey Economic Development Authority-NYNJ Link Borrower LLC (AGM) AMT	5.125%	1/1/2039	AA	925,000	926,813
New Jersey Economic Development Authority-Port Newark Container Terminal LLC AMT	5.00%	10/1/2047	Baa2	1,440,000	1,421,035
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,080,000	971,921
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	1,000,000	1,021,100
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2050	A2	3,185,000	3,324,952
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	500,000	585,256
New Jersey Transportation Trust Fund Authority-State of New Jersey	3.00%	6/15/2050	A2	750,000	541,525
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.00%	6/15/2042	A2	435,000	402,874
New Jersey Transportation Trust Fund Authority-State of New Jersey	4.125%	6/15/2050	A2	1,100,000	1,000,913
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2037	A2	1,000,000	1,090,585
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.00%	6/15/2042	A2	1,500,000	1,579,252
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2041	A2	200,000	216,645
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2046	NR	405,000	467,140
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2046	A-	385,000	402,406
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2050	A2	3,005,000	3,148,942

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority-State of New Jersey	5.25%	6/15/2055	A2	$3,905,000	$4,078,264
New Jersey Turnpike Authority	4.00%	1/1/2043	AA-	610,000	588,353
New Jersey Turnpike Authority	4.00%	1/1/2048	AA-	1,000,000	927,479
New Jersey Turnpike Authority	5.00%	1/1/2042	AA-	270,000	287,512
New Jersey Turnpike Authority	5.00%	1/1/2043	AA-	1,355,000	1,449,512
New Jersey Turnpike Authority	5.00%	1/1/2044	AA-	835,000	891,254
New Jersey Turnpike Authority	5.00%	1/1/2045	AA-	750,000	796,156
New Jersey Turnpike Authority	5.00%	1/1/2046	AA-	1,250,000	1,307,784
New Jersey Turnpike Authority	5.00%	1/1/2048	AA-	1,010,000	1,029,838
New Jersey Turnpike Authority	5.25%	1/1/2052	AA-	1,250,000	1,321,141
New Jersey Turnpike Authority	5.25%	1/1/2054	AA-	2,800,000	2,983,164
New Jersey Turnpike Authority (AGM)	5.25%	1/1/2028	AA	810,000	863,387
Port Authority of New York & New Jersey	4.00%	9/1/2043	AA-	870,000	816,500
Port Authority of New York & New Jersey	5.00%	12/1/2035	AA-	500,000	565,770
Port Authority of New York & New Jersey	5.00%	7/15/2045	AA-	500,000	530,498
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	360,000	374,522
Port Authority of New York & New Jersey	5.00%	7/15/2053	AA-	500,000	520,139
Port Authority of New York & New Jersey	5.00%	9/1/2054	AA-	3,325,000	3,470,650
Port Authority of New York & New Jersey	5.25%	8/1/2052	AA-	1,330,000	1,401,770
Port Authority of New York & New Jersey AMT	5.00%	9/1/2032	AA-	500,000	538,269
Port Authority of New York & New Jersey AMT	5.00%	9/15/2032	AA-	675,000	690,632
Port Authority of New York & New Jersey AMT	5.00%	9/15/2033	AA-	1,290,000	1,316,846
Port Authority of New York & New Jersey AMT	5.00%	9/1/2034	AA-	500,000	543,511
Port Authority of New York & New Jersey AMT	5.00%	9/15/2034	AA-	290,000	295,368
Port Authority of New York & New Jersey AMT	5.00%	10/15/2034	AA-	500,000	501,279
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	AA-	545,000	578,064
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	750,000	773,231
Port Authority of New York & New Jersey AMT	5.00%	9/1/2036	AA-	500,000	533,281

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%		8/1/2037	AA-	$500,000	$522,669
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	600,000	604,183
Port Authority of New York & New Jersey AMT	5.00%		12/1/2044	AA-	500,000	514,578
South Jersey Port Corp.-South Jersey Port Corp AMT	5.00%		1/1/2035	A3	860,000	877,549
South Jersey Port Corp.-South Jersey Port Corp NJ AMT	5.00%		1/1/2036	A3	820,000	835,024
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A3	1,885,000	1,860,457
South Jersey Transportation Authority (BAM)	5.00%		11/1/2039	AA	100,000	106,681
South Jersey Transportation Authority (BAM)	5.25%		11/1/2052	AA	415,000	428,551
South Jersey Transportation Authority NJ	4.625%		11/1/2047	BBB+	450,000	440,751
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,765,000	1,805,695
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	978,024
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	509,603
Total						60,540,398

Utilities 3.64%
New Jersey Economic Development Authority-Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	443,086
New Jersey Economic Development Authority-New Jersey Natural Gas Co	3.50%		4/1/2042	A1	1,680,000	1,373,611
New Jersey Economic Development Authority-New Jersey Natural Gas Co AMT	3.00%		8/1/2041	A1	1,030,000	803,265
New Jersey Economic Development Authority-New Jersey-American Water Co Inc AMT	2.20%	#(a)	10/1/2039	A+	500,000	436,057
New Jersey Economic Development Authority-UMM Energy Partners LLC AMT	4.75%		6/15/2032	Baa2	1,000,000	999,988
Passaic Valley Sewerage Commission NJ (AGM)	3.00%		12/1/2038	AA	1,000,000	858,109
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	380,000	344,351

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	$250,000	$259,149
Total					5,517,616
Total Municipal Bonds (cost $155,371,017)					149,193,833
Total Investments in Securities 98.47% (cost $155,371,017)					149,193,833
Other Assets and Liabilities – Net(b) 1.53%					2,318,199
Net Assets 100.00%					$151,512,032
AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
GTD	Guaranteed.
HUD	Insured by–Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $603,500, which represents 0.40% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2025	9	Short	$(1,032,093)	$(1,055,531)	$(23,438)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$149,193,833	$–	$149,193,833
Total	$–	$149,193,833	$–	$149,193,833
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(23,438)	–	–	(23,438)
Total	$(23,438)	$–	$–	$(23,438)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.51%

MUNICIPAL BONDS 99.51%

Corporate-Backed 9.12%
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$83,972
Build NYC Resource Corp.-Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		250,000	250,136
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,790,000	2,352,224
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,355,000	5,221,276
New York Liberty Development Corp.-3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,674,025
New York Liberty Development Corp.-3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	752,080
New York Liberty Development Corp.-3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,200,000	1,203,392
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.25%		10/1/2035	A2		7,215,000	8,131,640
New York Liberty Development Corp.-Goldman Sachs Headquarters LLC	5.50%		10/1/2037	A2		3,650,000	4,196,938
New York Liberty Development Corp.-One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,242,319
New York State Energy Research & Development Authority-New York State Electric & Gas Corp	4.00%		4/1/2034	A-		2,030,000	2,049,439
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+		500,000	497,252
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,420,034
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		2,000,000	1,979,035
New York State Environmental Facilities Corp.-Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B+		1,000,000	1,044,267
New York Transportation Development Corp.-American Airlines Inc AMT	2.25%		8/1/2026	BB	(b)	105,000	102,962
New York Transportation Development Corp.-American Airlines Inc AMT	3.00%		8/1/2031	BB	(b)	3,500,000	3,228,102
New York Transportation Development Corp.-American Airlines Inc AMT	5.25%		8/1/2031	B+		1,165,000	1,206,863
New York Transportation Development Corp.-American Airlines Inc AMT	5.375%		8/1/2036	B+		1,025,000	1,058,048

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%	10/1/2035	Baa2		$1,000,000	$1,029,900
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		3,600,000	3,388,096
Niagara Area Development Corp.-Reworld Holding Corp NY AMT†	4.75%	11/1/2042	B		1,750,000	1,635,642
Westchester County Local Development Corp.-Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2034	A	(b)	200,000	205,086
Total						53,952,728

Education 9.47%
Build NYC Resource Corp.-East Harlem Scholars Academy Charter School Obligated Group NY†	5.75%	6/1/2042	BB		1,000,000	1,029,555
Build NYC Resource Corp.-Kipp NYC Public Charter Schools NY	5.25%	7/1/2052	BBB-		1,250,000	1,268,736
Build NYC Resource Corp.-Manhattan College NY	5.00%	8/1/2033	BBB		1,125,000	1,138,169
Build NYC Resource Corp.-New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,119,950
Build NYC Resource Corp.-Packer Collegiate Institute NY	5.00%	6/1/2040	A2		1,690,000	1,692,752
City of New Rochelle-Iona College NY	5.00%	7/1/2028	BBB		205,000	205,724
City of New Rochelle-Iona College NY	5.00%	7/1/2029	BBB		250,000	250,821
City of New Rochelle-Iona College NY	5.00%	7/1/2030	BBB		220,000	220,663
City of New Rochelle-Iona College NY	5.00%	7/1/2031	BBB		200,000	200,558
Clinton County Capital Resource Corp.-Clinton-Essex-Warren-Washington Board of Cooperative Educational Services NY†	5.00%	7/1/2046	A3		1,000,000	1,002,020
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,009,141
Dutchess County Local Development Corp.-Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	1,000,779
Dutchess County Local Development Corp.-Culinary Institute of America NY	4.00%	7/1/2040	Baa1		425,000	395,987
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2033	Baa1		390,000	394,128
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2041	Baa1		200,000	200,424

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp.-Culinary Institute of America NY	5.00%	7/1/2046	Baa1	$275,000	$275,027
Dutchess County Local Development Corp.-Marist College NY	5.00%	7/1/2043	A2	2,120,000	2,168,907
Dutchess County Local Development Corp.-Millbrook School NY	4.00%	9/1/2051	A	1,530,000	1,343,748
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2034	BBB	825,000	834,850
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2037	BBB	630,000	634,820
Hempstead Town Local Development Corp.-Molloy College NY	5.00%	7/1/2039	BBB	555,000	557,168
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGM)	3.00%	3/1/2049	AA	2,050,000	1,493,926
New York State Dormitory Authority-Cornell University	5.50%	7/1/2054	Aa1	5,625,000	6,110,396
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2040	BBB+	2,200,000	2,199,889
New York State Dormitory Authority-Iona College	5.00%	7/1/2046	BBB	375,000	376,262
New York State Dormitory Authority-New School	4.00%	7/1/2047	A3	1,000,000	913,416
New York State Dormitory Authority-New School	4.00%	7/1/2052	A3	2,500,000	2,221,361
New York State Dormitory Authority-New School/The(c)	5.00%	7/1/2045	A3	2,000,000	2,072,742
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2049	BBB	2,410,000	2,510,558
New York State Dormitory Authority-New York Institute of Technology NY	5.25%	7/1/2054	BBB	1,485,000	1,539,314
New York State Dormitory Authority-New York University NY	5.00%	7/1/2045	Aa2	1,000,000	1,003,129
New York State Dormitory Authority-Pace University	5.00%	5/1/2035	BBB-	2,000,000	2,180,951
New York State Dormitory Authority-Pace University	5.50%	5/1/2049	BBB-	3,250,000	3,478,027
New York State Dormitory Authority-Pratt Institute	5.00%	7/1/2039	A2	1,045,000	1,054,962
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	2/15/2041	NR	5,000	5,258

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2037	BBB-		$1,000,000	$1,030,812
New York State Dormitory Authority-Yeshiva University	5.00%	7/15/2042	BBB-		1,030,000	1,037,443
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2038	Baa2		150,000	138,425
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2040	Baa2		300,000	270,363
Onondaga Civic Development Corp.-Le Moyne College NY	4.00%	7/1/2041	Baa2		415,000	368,450
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2035	Baa2		365,000	375,134
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2036	Baa2		465,000	476,398
Onondaga Civic Development Corp.-Le Moyne College NY	5.00%	7/1/2046	Baa2		600,000	587,244
Schenectady County Capital Resource Corp.-Trustees of Union College NY	5.25%	7/1/2052	A1		740,000	785,568
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2037	Baa2		455,000	465,247
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2038	Baa2		475,000	483,184
St. Lawrence County Industrial Development Agency-Clarkson University NY	5.00%	9/1/2041	Baa2		160,000	159,336
Troy Capital Resource Corp.-Rensselaer Polytechnic Institute NY	5.00%	8/1/2032	A3		1,495,000	1,510,821
Westchester County Local Development Corp.-Miriam Osborn Memorial Home Association Obligated Group NY	5.00%	7/1/2042	A	(b)	450,000	453,321
Westchester County Local Development Corp.-Sarah Lawrence College	4.00%	6/1/2030	BBB-		2,165,000	2,129,098
Westchester County Local Development Corp.-Sarah Lawrence College NY	4.00%	6/1/2033	BBB-		1,710,000	1,647,367
Total						56,022,329

General Obligation 9.12%
City of Long Beach NY GO (BAM)	5.25%	7/15/2034	AA		510,000	552,733
City of Long Beach NY GO (BAM)	5.25%	7/15/2035	AA		400,000	431,556

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA	$300,000	$322,427
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA	810,000	866,496
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA	500,000	522,126
City of New York NY GO	4.125%		8/1/2053	AA	2,230,000	2,075,559
City of New York NY GO	5.00%		10/1/2037	AA	2,500,000	2,577,058
City of New York NY GO	5.25%		10/1/2047	AA	3,840,000	4,041,709
City of New York NY GO	5.25%		3/1/2049	AA	2,500,000	2,644,302
City of New York NY GO	5.25%		8/1/2050	AA	2,000,000	2,122,788
City of New York NY GO	5.25%		9/1/2050	AA	2,500,000	2,648,300
City of New York NY GO	5.25%		3/1/2053	AA	2,500,000	2,633,994
City of New York NY GO	5.25%		4/1/2054	AA	1,500,000	1,579,598
City of New York NY GO	5.50%		5/1/2044	AA	2,085,000	2,245,072
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	256,309	175,939
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	781,880	490,630
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	189,842	186,044
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	170,642	163,189
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	146,457	138,589
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	105,570	106,044
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	209,517	217,004
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	206,118	220,915
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	215,202	236,604
County of Nassau NY GO	4.00%		4/1/2053	AA	2,140,000	1,989,076
Hudson Yards Infrastructure Corp. NY	5.00%		2/15/2042	AA	3,595,000	3,666,237
Jefferson County Civic Facility Development Corp.-Samaritan Medical Center Obligated NY	5.00%		11/1/2037	BB	3,000,000	2,872,201
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2051	AAA	3,750,000	3,456,372
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2040	AAA	2,000,000	2,171,553
New York State Dormitory Authority	5.00%		3/15/2053	AA+	2,500,000	2,585,714
New York State Thruway Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2053	AA+	1,550,000	1,602,309
New York State Urban Development Corp.	5.00%		3/15/2044	Aa1	3,000,000	3,169,127
New York State Urban Development Corp.	5.00%		3/15/2050	Aa1	5,000,000	5,209,878
Total						53,921,143

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 12.51%
Brookhaven Local Development Corp.-Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2045	BBB	(b)	$1,170,000	$1,068,992
Brookhaven Local Development Corp.-Active Retirement Community Inc Obligated Group NY	4.00%	11/1/2055	BBB	(b)	1,000,000	853,144
Brookhaven Local Development Corp.-Long Island Community Hospital At NYU Langone Health Obligated NY	3.375%	10/1/2040	A		525,000	449,313
Broome County Local Development Corp.-United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2036	AA		1,030,000	918,538
Broome County Local Development Corp.-United Health Services Hospitals Obligated Group NY (AGM)	3.00%	4/1/2037	AA		1,500,000	1,312,047
Buffalo & Erie County Industrial Land Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2025	B-		300,000	300,006
Buffalo & Erie County Industrial Land Development Corp.-Orchard Park CCRC Inc NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,002,521
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2044	BBB		1,250,000	1,133,460
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	4.00%	7/1/2049	BBB		3,620,000	3,194,249
Dutchess County Local Development Corp.-Nuvance Health Obligated Group NY	5.00%	7/1/2035	BBB		1,765,000	1,783,744
Genesee County Funding Corp.-Rochester Regional Health Obligated NY	5.25%	12/1/2052	BBB+		1,000,000	1,022,099
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	4.00%	12/1/2035	BBB+		600,000	584,403
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	4.00%	12/1/2036	BBB+		450,000	432,840
Monroe County Industrial Development Corp.-Rochester Regional Health Obligated Group NY	5.00%	12/1/2034	BBB+		250,000	253,141
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2027	A-		625,000	625,576

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2028	A-	$2,045,000	$2,047,297
Nassau County Local Economic Assistance Corp.-Catholic Health Services of Long Island Obligated Group NY	5.00%	7/1/2033	A-	905,000	905,254
New York City Industrial Development Agency-Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,160,000	1,581,641
New York State Dormitory Authority-Catholic Health System Obligated Group	4.00%	7/1/2045	B-	2,895,000	2,450,086
New York State Dormitory Authority-Catholic Health System Obligated Group	5.00%	7/1/2032	B-	500,000	497,261
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2026	BB-	1,000,000	1,000,393
New York State Dormitory Authority-Garnet Health Medical Center Obligated Group†	5.00%	12/1/2029	BB-	2,900,000	2,903,524
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2033	BBB+	4,340,000	4,344,030
New York State Dormitory Authority-Icahn School of Medicine Mount Sinai	5.00%	7/1/2034	BBB+	1,750,000	1,751,423
New York State Dormitory Authority-Maimonides Medical Center (FHA)	3.00%	2/1/2050	AA+	1,000,000	718,587
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2036	BBB-	475,000	459,346
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2037	BBB-	1,820,000	1,744,088
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	8/1/2038	BBB-	1,540,000	1,460,523
New York State Dormitory Authority-Montefiore Obligated Group	4.00%	9/1/2050	BBB-	5,500,000	4,719,887
New York State Dormitory Authority-Montefiore Obligated Group	5.00%	8/1/2035	BBB-	525,000	534,136
New York State Dormitory Authority-Montefiore Obligated Group	5.50%	11/1/2047	BBB-	1,000,000	1,047,782
New York State Dormitory Authority-Northwell Health Obligated Group	5.00%	5/1/2038	A-	1,005,000	1,069,588
New York State Dormitory Authority-Northwell Health Obligated Group	5.25%	5/1/2054	A-	5,000,000	5,221,346

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority-White Plains Hospital Obligated Group	5.25%	10/1/2049	BBB-		$1,000,000	$1,020,402
New York State Dormitory Authority-White Plains Hospital Obligated Group (AGC)	5.50%	10/1/2054	AA		3,000,000	3,195,074
Niagara Area Development Corp.-Catholic Health System Obligated Group NY	5.00%	7/1/2052	B-		1,000,000	940,471
Oneida County Local Development Corp.-Mohawk Valley Health System Obligated Group NY (AGM)	4.00%	12/1/2049	AA		4,645,000	4,180,515
Onondaga Civic Development Corp.-Crouse Health Hospital Inc Obligated Group NY	5.125%	8/1/2044	BB	(b)	1,250,000	1,125,268
Onondaga Civic Development Corp.-Crouse Health Hospital Inc Obligated Group NY	5.375%	8/1/2054	BB	(b)	500,000	445,403
Southold Local Development Corp.-Peconic Landing at Southold Inc NY	5.00%	12/1/2045	BBB-	(b)	1,000,000	998,635
Tompkins County Development Corp.-Kendal at Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	920,250
Westchester County Health Care Corp Obligated Group NY	5.00%	11/1/2046	BB+		2,740,000	2,536,928
Westchester County Health Care Corp Obligated Group NY	6.00%	11/1/2030	BB+		95,000	95,133
Westchester County Health Care Corp Obligated Group NY	6.125%	11/1/2037	BB+		40,000	40,090
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2049	AA		4,295,000	4,677,456
Westchester County Health Care Corp Obligated Group NY (AGM)	5.75%	11/1/2053	AA		1,640,000	1,778,161
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%	7/1/2035	Baa1		1,510,000	1,621,232
Westchester County Local Development Corp.-New York Blood Center Inc NY	5.00%	7/1/2038	Baa1		950,000	1,004,992
Total						73,970,275

Housing 2.61%
New York City Housing Development Corp.-8 Spruce NY Owner LLC	4.375%	12/15/2031	Baa3		500,000	506,932
New York City Housing Development Corp.-8 Spruce NY Owner LLC	5.25%	12/15/2031	NR		2,250,000	2,291,736

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
New York City Housing Development Corp.-New York City Housing Development Corp	4.55%		11/1/2054	AA+	$1,500,000	$1,453,619
New York City Housing Development Corp. NY	3.35%		11/1/2065	AA+	1,270,000	918,286
New York State Dormitory Authority	5.00%		7/1/2048	Aa3	1,040,000	1,085,936
New York State Dormitory Authority	5.00%		7/1/2053	Aa3	2,090,000	2,168,011
New York State Dormitory Authority-State University of New York Dormitory Facilities Revenue	5.00%		7/1/2042	Aa3	1,510,000	1,537,102
New York State Housing Finance Agency-325 Kent LLC (FNMA)	3.95%	#(a)	11/1/2050	Aaa	3,000,000	2,995,372
New York State Housing Finance Agency-New York State Housing Finance Agency	3.15%		11/1/2054	Aa2	1,000,000	727,613
Westchester County Local Development Corp.-Purchase Housing Corp II NY	5.00%		6/1/2047	BBB	1,815,000	1,755,956
Total						15,440,563

Other 0.42%
Build NYC Resource Corp.-Children’s Aid Society NY	4.00%		7/1/2049	A+	2,775,000	2,492,370

Other Revenue 2.58%
Brooklyn Arena Local Development Corp.-Brooklyn Events Center LLC NY	5.00%		7/15/2042	Ba1	3,040,000	3,065,733
Build NYC Resource Corp.-Shefa School NY†	5.00%		6/15/2051	NR	1,315,000	1,233,693
New York State Thruway Authority-State of New York Personal Income Tax Revenue	5.00%		3/15/2046	AA+	2,500,000	2,601,982
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.00%		11/15/2032	AA+	1,250,000	1,398,712
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.25%		5/15/2054	AA+	1,500,000	1,588,442
Triborough Bridge & Tunnel Authority-Metropolitan Transportation Authority Payroll Mobility Tax Revenue NY	5.50%		5/15/2052	AA+	5,020,000	5,384,112
Total						15,272,674

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 2.51%
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2040	AA	$2,145,000	$1,765,431
New York City Industrial Development Agency-Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2046	AA	3,170,000	2,397,455
New York City Industrial Development Agency-Yankee Stadium LLC NY	4.00%		3/1/2045	Baa1	1,950,000	1,777,572
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2043	AA	425,000	171,714
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2044	AA	640,000	244,433
New York City Industrial Development Agency-Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2047	AA	385,000	124,193
New York City Industrial Development Agency-Yankee Stadium LLC NY (FGIC)	3.88% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	3,590,000	3,589,988
New York City Transitional Finance Authority(d)	5.50%		5/1/2052	AAA	3,000,000	3,248,423
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2037	AAA	1,370,000	1,511,579
Total						14,830,788

Tax Revenue 18.21%
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2049	AA	1,000,000	1,043,586
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2051	AA	1,000,000	1,042,519
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.00%		11/15/2052	AA	1,750,000	1,821,852
Metropolitan Transportation Authority Dedicated Tax Fund NY	5.25%		11/15/2054	AA	3,060,000	3,243,459
Metropolitan Transportation Authority NY	5.00%		11/15/2042	AA	2,555,000	2,599,096
New York City Transitional Finance Authority-New York City Transitional Finance Authority Future Tax Secured Revenue	5.50%		11/1/2049	AAA	3,000,000	3,253,736
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		5/1/2053	AAA	1,215,000	1,105,848

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2037	AAA	$2,000,000	$2,219,661
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2043	AAA	4,000,000	4,067,404
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2043	AAA	2,000,000	2,114,946
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2050	AAA	5,000,000	5,212,178
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2050	AAA	1,190,000	1,242,595
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2053	AAA	2,500,000	2,586,798
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2053	AAA	1,000,000	1,039,908
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%	5/1/2051	AAA	6,205,000	6,576,500
New York City Transitional Finance Authority Future Tax Secured Revenue NY(c)	5.50%	11/1/2051	AAA	1,000,000	1,086,959
New York City Transitional Finance Authority NY	5.25%	2/1/2053	AAA	1,750,000	1,848,540
New York City Transitional Finance Authority NY	5.50%	5/1/2047	AAA	5,000,000	5,400,160
New York Convention Center Development Corp.-New York City Hotel Unit Fee Revenue	5.00%	11/15/2040	A2	6,585,000	6,609,046
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2035	AA+	1,100,000	1,106,512
New York State Dormitory Authority-State of New York Personal Income Tax Revenue	5.00%	3/15/2054	Aa1	3,500,000	3,648,924
New York State Dormitory Authority-State of New York Personal Income Tax Revenue(d)	5.25%	3/15/2052	Aa1	3,500,000	3,718,263
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2043	AA+	2,550,000	2,612,235
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2049	Aa1	2,000,000	2,092,302
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2051	Aa1	2,385,000	2,485,059

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2052	Aa1	$4,790,000	$4,984,061
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2053	Aa1	3,950,000	4,106,008
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2054	Aa1	1,500,000	1,557,723
New York State Dormitory Authority-State of New York Sales Tax Revenue	5.00%	3/15/2054	Aa1	4,500,000	4,680,460
New York State Urban Development Corp.	5.00%	3/15/2053	Aa1	1,835,000	1,909,040
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	196,000	166,058
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	555,194
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	779,000	559,612
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,815,218
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,510,000	2,448,403
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	1,189,000	1,159,821
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	60,025
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	250,000	247,722
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	376,537
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	2,325,000	2,238,770
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	171,612
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,895,735
Territory of Guam	4.00%	1/1/2042	Baa3	750,000	694,746
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.00%	12/1/2050	A+	2,610,000	2,707,932
Triborough Bridge & Tunnel Authority Real Estate Transfer Tax NY	5.25%	12/1/2047	A+	4,250,000	4,506,705
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2054	AA+	1,050,000	1,086,836
Total					107,706,304

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue-Water & Sewer 3.88%
New York City Municipal Water Finance Authority	5.25%	6/15/2053	AA+	$5,715,000	$6,089,100
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%	6/15/2040	AA+	4,560,000	4,695,026
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY(c)	5.00%	6/15/2046	AA+	1,500,000	1,582,906
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.00%	6/15/2052	AA+	3,000,000	3,146,611
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%	6/15/2054	AA+	2,500,000	2,654,276
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%	6/15/2055	AA+	4,500,000	4,798,072
Total					22,965,991

Tobacco 2.38%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	627,227
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	993,384
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	458,803
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	920,352
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CCC+	2,085,000	1,797,077
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	1,188,768
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	749,432
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	719,958
TSASC, Inc. NY	5.00%	6/1/2034	BBB	1,000,000	1,015,310
TSASC, Inc. NY	5.00%	6/1/2035	BBB	300,000	304,097
TSASC, Inc. NY	5.00%	6/1/2036	BBB	100,000	101,221
TSASC, Inc. NY	5.00%	6/1/2041	BBB	545,000	547,071
TSASC, Inc. NY	5.00%	6/1/2048	NR	3,300,000	3,028,510
Westchester Tobacco Asset Securitization Corp. NY	5.125%	6/1/2051	B-	1,845,000	1,606,825
Total					14,058,035

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 22.60%
Metropolitan Transportation Authority NY	4.00%		11/15/2051	A-		$3,200,000	$2,803,384
Metropolitan Transportation Authority NY	4.75%		11/15/2045	A-		3,255,000	3,266,672
Metropolitan Transportation Authority NY	5.00%		11/15/2029	A-		1,730,000	1,745,510
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3		3,030,000	3,193,433
Metropolitan Transportation Authority NY	5.00%		11/15/2046	A-		1,250,000	1,253,914
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-		4,340,000	4,370,788
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A-		1,990,000	2,013,112
Metropolitan Transportation Authority NY	5.50%		11/15/2047	A-		3,135,000	3,319,263
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	5.375%		6/30/2060	Baa3		6,945,000	7,065,884
New York City Transitional Development Corp.-JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3		10,000,000	10,637,127
New York State Thruway Authority-Junior Lien	5.00%		1/1/2036	A1		1,510,000	1,526,984
New York State Thruway Authority NY	5.25%		1/1/2054	Aa3		1,500,000	1,588,042
New York Transportation Development Corp.-Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		3,625,000	3,450,502
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa2		3,295,000	3,351,776
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		4,645,000	4,725,358
New York Transportation Development Corp.-Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		1,500,000	1,575,909
New York Transportation Development Corp.-Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		1,500,000	1,648,564
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%		10/31/2041	BBB-	(b)	860,000	762,282
New York Transportation Development Corp.-Empire State Thruway Partners LLC AMT	4.00%		4/30/2053	BBB-	(b)	4,910,000	4,011,929
New York Transportation Development Corp.-JFK International Air Terminal LLC	4.00%		12/1/2042	Baa1		1,800,000	1,649,854
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%		12/1/2039	Baa1		345,000	320,679
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%		12/1/2040	Baa1		1,450,000	1,338,497

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	4.00%		12/1/2041	Baa1	$2,950,000	$2,685,286
New York Transportation Development Corp.-JFK International Air Terminal LLC AMT	5.00%		12/1/2042	Baa1	1,055,000	1,058,943
New York Transportation Development Corp.-JFK Millennium Partners LLC AMT	5.50%		12/31/2060	BBB-	15,000,000	15,601,168
New York Transportation Development Corp.-JFK NTO LLC AMT	5.25%		6/30/2049	Baa3	2,500,000	2,557,243
New York Transportation Development Corp.-JFK NTO LLC AMT	5.50%		6/30/2060	Baa3	7,380,000	7,623,691
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	2,840,000	2,756,750
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	4.00%		7/1/2046	Baa2	2,315,000	1,988,037
New York Transportation Development Corp.-Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa2	13,805,000	13,804,526
Port Authority of New York & New Jersey	5.00%		10/15/2041	AA-	4,090,000	4,112,811
Port Authority of New York & New Jersey	5.00%		7/15/2046	AA-	1,250,000	1,319,745
Port Authority of New York & New Jersey	5.00%		9/1/2054	AA-	2,675,000	2,792,177
Port Authority of New York & New Jersey AMT	5.00%		10/15/2034	AA-	1,895,000	1,899,846
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	AA-	2,500,000	2,651,669
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,434,825
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2053	AA-	2,650,000	2,797,479
Total						133,703,659

Utilities 4.10%
Chautauqua County Capital Resource Corp.-NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	1,000,000	1,012,328
Long Island Power Authority NY	5.00%		9/1/2053	A	2,000,000	2,065,369
Long Island Power Authority NY	5.00%		9/1/2054	A	5,000,000	5,174,610
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2048	AA+	2,050,000	2,187,789
New York City Municipal Water Finance Authority-New York City Water & Sewer System NY	5.25%		6/15/2053	AA+	3,000,000	3,179,611

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2025

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New York City Municipal Water Finance Authority NY		5.25%	6/15/2054	AA+	$2,500,000	$2,647,408
New York State Environmental Facilities Corp.-State of New York State Revolving Fund		5.25%	9/15/2052	AAA	4,470,000	4,727,913
New York State Environmental Facilities Corp.-State of New York State Revolving Fund		5.25%	6/15/2053	AAA	2,000,000	2,133,233
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		4.00%	7/1/2042	NR	700,000	634,332
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%	7/1/2030	NR	500,000	518,297
Total						24,280,890
Total Municipal Bonds (cost $612,885,250)						588,617,749

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.17%

VARIABLE RATE DEMAND NOTES 0.17%

General Obligation
City of New York NY GO	3.650%	4/1/2025	10/1/2046	AA	1,000,000	1,000,000
Total Short-Term Investments (cost $1,000,000)						1,000,000
Total Investments in Securities 99.68% (cost $613,885,250)						589,617,749
Other Assets and Liabilities – Net(f) 0.32%						1,888,337
Net Assets 100.00%						$591,506,086
AGC	Insured by–Assured Guarantee Corp.
AGM	Insured by–Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by–Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by–Financial Guaranty Insurance Company.
FHA	Insured by–Federal Housing Administration.
FNMA	Federal National Mortgage Association.
NR	Not Rated.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $27,482,044, which represents 4.65% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2025

(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	Municipal Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Notes to Financial Statements for details of Municipal Bonds Held in Trust.
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at March 31, 2025:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. Long Bond	June 2025	88	Short	$(10,091,574)	$(10,320,750)	$(229,176)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)	$–	$588,617,749	$–	$588,617,749
Short-Term Investments
Variable Rate Demand Notes	–	1,000,000	–	1,000,000
Total	$–	$589,617,749	$–	$589,617,749
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(229,176)	–	–	(229,176)
Total	$(229,176)	$–	$–	$(229,176)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust (See Note 2(h)).

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	209

Statements of Assets and Liabilities (unaudited)

March 31, 2025

	Short Duration	Intermediate	National
ASSETS:
Investments in securities, at cost	$1,566,381,931	$5,058,589,804	$4,832,018,647
Investments in securities, at fair value	$1,562,343,106	$5,024,163,778	$4,781,107,636
Cash	1,074,973	7,103,988	3,022,267
Deposits with brokers for futures collateral	–	–	1,872,200
Receivables:
Interest	16,509,876	63,839,396	66,946,046
Capital shares sold	5,651,833	16,562,461	18,803,276
Investment securities sold	944,982	3,021,810	8,130,572
From advisor (See Note 3)	20,526	–	–
Prepaid expenses and other assets	131,878	123,732	153,860
Total assets	1,586,677,174	5,114,815,165	4,880,035,857
LIABILITIES:
Payables:
Investment securities purchased	5,610,250	93,726,789	26,019,118
Capital shares reacquired	1,645,733	8,432,209	9,187,097
Management fee	454,107	1,651,231	1,532,098
Directors’ fees	222,092	562,068	453,584
12b-1 distribution plan	166,272	649,722	651,090
Fund administration	53,424	171,741	160,537
Trust certificates (See Note 2(h))	–	10,550,000	135,210,000
Interest expense and fees	–	64,007	1,201,824
Variation margin for futures contracts	–	–	94,190
Distributions payable	3,892,387	14,381,895	14,866,010
Accrued expenses	194,581	514,905	406,698
Total liabilities	12,238,846	130,704,567	189,782,246
Commitments and contingent liabilities	–	–	–
NET ASSETS	$1,574,438,328	$4,984,110,598	$4,690,253,611
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,680,280,926	$5,431,620,227	$5,122,808,395
Total distributable earnings (loss)	(105,842,598)	(447,509,629)	(432,554,784)
Net Assets	$1,574,438,328	$4,984,110,598	$4,690,253,611

210	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York

$4,253,442,764	$1,772,513,297	$679,529,819	$155,371,017	$613,885,250
$4,215,277,204	$1,782,092,249	$669,370,070	$149,193,833	$589,617,749
1,240,851	1,183,166	2,682,218	636,395	5,666,719
–	569,800	114,700	33,300	325,600

63,423,870	26,339,396	8,705,620	1,789,916	7,500,833
21,357,501	12,409,815	2,419,690	501,563	1,908,571
1,518,375	5,569,129	2,000,000	–	–
–	16,159	–	–	–
109,633	97,793	39,421	29,334	37,692
4,302,927,434	1,828,277,507	685,331,719	152,184,341	605,057,164

18,889,658	3,924,248	15,076,718	–	7,107,569
10,855,114	4,811,970	897,616	113,638	996,888
1,552,581	504,858	255,497	58,252	225,908
372,111	69,853	73,483	20,453	70,634
392,361	108,102	88,639	26,575	101,691
142,518	60,759	22,711	5,178	20,081
85,040,000	7,500,000	5,000,000	–	3,250,000
890,018	45,503	86,570	–	14,239
–	28,801	5,619	1,639	16,251
15,846,710	6,253,539	1,934,560	401,850	1,669,313
582,607	198,393	91,177	44,724	78,504
134,563,678	23,506,026	23,532,590	672,309	13,551,078
–	–	–	–	–
$4,168,363,756	$1,804,771,481	$661,799,129	$151,512,032	$591,506,086

$4,816,274,118	$1,919,248,969	$712,931,505	$162,144,590	$638,289,321
(647,910,362)	(114,477,488)	(51,132,376)	(10,632,558)	(46,783,235)
$4,168,363,756	$1,804,771,481	$661,799,129	$151,512,032	$591,506,086

See Notes to Financial Statements.	211

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2025

	Short Duration	Intermediate	National

Net Assets by class:
Class A Shares	$727,958,676	$1,913,959,629	$2,678,406,517
Class C Shares	$15,645,215	$54,663,628	$55,487,080
Class F Shares	$21,463,933	$75,020,113	$55,217,819
Class F3 Shares	$250,604,771	$328,448,689	$533,133,672
Class I Shares	$558,765,733	$2,612,018,539	$1,368,008,523
Outstanding shares by class*:
Class A Shares	48,341,435	188,998,154	260,361,236
Class C Shares	1,039,000	5,404,578	5,388,274
Class F Shares	1,425,200	7,411,308	5,373,294
Class F3 Shares	16,635,656	32,419,424	51,850,563
Class I Shares	37,095,024	257,952,997	133,056,250
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.06	$10.13	$10.29
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.41	$10.36	$10.53
Class C Shares-Net asset value	$15.06	$10.11	$10.30
Class F Shares-Net asset value	$15.06	$10.12	$10.28
Class F3 Shares-Net asset value	$15.06	$10.13	$10.28
Class I Shares-Net asset value	$15.06	$10.13	$10.28
*	Lord Abbett Municipal Income Fund, Inc. has 11,757,501,500 authorized shares of capital stock (par value $.001), which are designated as follows: 1,950,001,500 to Short Duration, 2,445,000,000 to Intermediate, 1,250,000,000 to National, 1,987,500,000 to High Income, 1,950,000,000 to Short Duration High Income, 450,000,000 to California, 525,000,000 to New Jersey and 450,000,000 to New York (as of March 31, 2025).

212	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York

$2,028,019,658	$522,430,020	$422,780,412	$112,448,048	$414,583,133
$115,366,736	$22,844,055	$15,469,891	$–	$16,731,389
$56,511,834	$11,066,760	$7,969,525	$2,480,497	$8,666,708
$189,014,010	$66,783,275	$62,346,358	$2,374,897	$6,017,378
$1,779,451,518	$1,181,647,371	$153,232,943	$34,208,590	$145,507,478

187,752,741	36,786,260	42,565,298	24,269,080	39,695,369
10,676,977	1,608,322	1,556,813	–	1,604,050
5,227,259	779,251	802,513	535,048	829,083
17,532,220	4,702,236	6,279,125	511,898	575,889
165,042,913	83,201,194	15,437,563	7,375,688	13,924,963

$10.80	$14.20	$ 9.93	$4.63	$10.44

$11.05	$14.53	$10.16	$4.74	$10.68
$10.81	$14.20	$ 9.94	$ –	$10.43
$10.81	$14.20	$ 9.93	$4.64	$10.45
$10.78	$14.20	$ 9.93	$4.64	$10.45
$10.78	$14.20	$ 9.93	$4.64	$10.45

See Notes to Financial Statements.	213

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2025

	Short Duration	Intermediate	National
Investment income:
Interest and other	$27,108,838	$102,385,104	$107,598,616
Expenses:
Management fee	2,630,503	9,707,385	9,039,036
12b-1 distribution plan–Class A	734,919	1,937,053	2,696,989
12b-1 distribution plan–Class C	64,590	246,673	246,690
12b-1 distribution plan–Class F	11,943	41,733	30,154
Shareholder servicing	338,836	1,435,374	1,010,142
Fund administration	309,471	1,009,749	947,553
Registration	103,670	136,761	207,170
Directors’ fees	43,782	140,184	131,416
Professional	29,090	53,251	54,732
Reports to shareholders	28,234	92,499	79,515
Custody	8,029	24,129	22,881
Interest expense and fees (See Note 2(h))	–	64,007	1,917,168
Other	59,299	82,130	79,240
Gross expenses	4,362,366	14,970,928	16,462,686
Fees waived and expenses reimbursed (See Note 3)	(118,132)	(24,129)	(22,881)
Net expenses	4,244,234	14,946,799	16,439,805
Net investment income	22,864,604	87,438,305	91,158,811
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(1,057,123)	632,960	704,995
Net realized gain/(loss) on futures contracts	–	–	2,072,894
Net change in unrealized appreciation/(depreciation) on investments	(14,016,453)	(129,831,210)	(189,029,242)
Net change in unrealized appreciation/(depreciation) on futures contracts	–	–	(954,512)
Net realized and unrealized gain/(loss)	(15,073,576)	(129,198,250)	(187,205,865)
Net Increase (Decrease) in Net Assets Resulting From Operations	$7,791,028	$(41,759,945)	$(96,047,054)

214	See Notes to Financial Statements.

High Income	Short Duration High Income	California	New Jersey	New York

$113,453,093	$39,395,484	$14,116,427	$2,850,475	$11,878,413

9,007,999	2,748,550	1,504,712	326,342	1,300,195
2,021,402	458,683	424,532	108,483	410,436
501,862	93,866	70,860	–	70,668
38,685	5,940	5,743	1,322	4,451
1,051,615	466,852	112,802	23,573	114,173
826,005	328,916	133,752	29,008	115,573
121,276	82,556	37,796	30,620	37,839
114,276	42,745	18,660	3,930	15,829
47,575	36,366	23,404	20,639	25,037
61,692	20,665	8,976	2,774	7,046
22,179	7,894	4,404	1,692	3,843
1,605,675	45,503	86,584	–	36,753
100,467	58,564	46,416	12,684	37,314
15,520,708	4,397,100	2,478,641	561,067	2,179,157
(22,179)	(107,540)	(4,404)	(2,045)	(3,843)
15,498,529	4,289,560	2,474,237	559,022	2,175,314
97,954,564	35,105,924	11,642,190	2,291,453	9,703,099

(326,530)	42,271	(514,965)	(92,247)	(1,483,494)
–	348,766	313,458	87,875	750,580

(141,129,736)	(25,363,857)	(26,290,561)	(5,640,984)	(20,834,629)

–	(410,447)	(89,886)	(25,550)	(244,901)
(141,456,266)	(25,383,267)	(26,581,954)	(5,670,906)	(21,812,444)

$(43,501,702)	$9,722,657	$(14,939,764)	$(3,379,453)	$(12,109,345)

See Notes to Financial Statements.	215

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2025 (unaudited)	For the Year Ended September 30, 2024
Operations:
Net investment income	$22,864,604	$46,180,498
Net realized gain/(loss)	(1,057,123)	(10,904,580)
Net change in unrealized appreciation/(depreciation)	(14,016,453)	52,154,687
Net increase (decrease) in net assets resulting from operations	7,791,028	87,430,605
Distributions to Shareholders(1)
Class A	(10,435,223)	(21,627,929)
Class C	(174,759)	(378,150)
Class F	(350,101)	(880,678)
Class F3	(3,756,493)	(7,813,681)
Class I	(8,045,324)	(15,261,638)
Total distribution to shareholders	(22,761,900)	(45,962,076)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	340,395,189	537,940,631
Reinvestment of distributions	17,768,538	35,728,540
Cost of shares reacquired	(329,985,991)	(646,117,873)
Net increase (decrease) in net assets resulting from capital share transactions	28,177,736	(72,448,702)
Net increase (decrease) in net assets	13,206,864	(30,980,173)
NET ASSETS:
Beginning of period	$1,561,231,464	$1,592,211,637
End of period	$1,574,438,328	$1,561,231,464
(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

216	See Notes to Financial Statements.

Intermediate		National
For the Six Months Ended March 31, 2025 (unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (unaudited)	For the Year Ended September 30, 2024

$87,438,305	$157,494,137	$91,158,811	$157,534,067
632,960	(74,635,048)	2,777,889	(48,115,930)
(129,831,210)	368,932,218	(189,983,754)	378,014,357
(41,759,945)	451,791,307	(96,047,054)	487,432,494

(32,002,060)	(60,246,031)	(49,818,570)	(89,801,459)
(816,740)	(1,943,680)	(923,829)	(2,017,748)
(1,417,203)	(3,199,421)	(1,140,186)	(2,881,101)
(5,806,930)	(9,945,514)	(10,201,411)	(16,261,099)
(46,341,764)	(79,795,617)	(27,299,745)	(43,423,463)
(86,384,697)	(155,130,263)	(89,383,741)	(154,384,870)

879,180,379	1,480,121,755	717,388,717	1,797,998,461
65,389,222	118,883,166	81,996,628	141,143,008
(789,849,165)	(1,782,675,662)	(682,926,463)	(1,186,020,738)

154,720,436	(183,670,741)	116,458,882	753,120,731
26,575,794	112,990,303	(68,971,913)	1,086,168,355

$4,957,534,804	$4,844,544,501	$4,759,225,524	$3,673,057,169
$4,984,110,598	$4,957,534,804	$4,690,253,611	$4,759,225,524

See Notes to Financial Statements.	217

Statements of Changes in Net Assets (continued)

	High Income
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2025 (unaudited)	For the Year Ended September 30, 2024
Operations:
Net investment income	$97,954,564	$169,522,514
Net realized gain/(loss)	(326,530)	(113,236,297)
Net change in unrealized appreciation/(depreciation)	(141,129,736)	461,847,527
Net increase (decrease) in net assets resulting from operations	(43,501,702)	518,133,744
Distributions to Shareholders(1)
Class A	(45,888,522)	(81,380,815)
Class C	(2,394,653)	(5,122,399)
Class F	(1,790,322)	(4,419,955)
Class F3	(4,207,225)	(6,652,640)
Class I	(41,133,691)	(67,807,483)
Total distribution to shareholders	(95,414,413)	(165,383,292)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	738,690,704	1,482,234,622
Reinvestment of distributions	86,619,505	149,273,252
Cost of shares reacquired	(616,743,861)	(1,170,684,610)
Net increase in net assets resulting from capital share transactions	208,566,348	460,823,264
Net increase (decrease) in net assets	69,650,233	813,573,716
NET ASSETS:
Beginning of period	$4,098,713,523	$3,285,139,807
End of period	$4,168,363,756	$4,098,713,523
(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

218	See Notes to Financial Statements.

Short Duration High Income		California
For the Six Months Ended March 31, 2025 (unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (unaudited)	For the Year Ended September 30, 2024

$35,105,924	$51,794,384	$11,642,190	$20,427,368
391,037	(17,939,263)	(201,507)	(3,474,364)
(25,774,304)	68,865,605	(26,380,447)	47,397,422
9,722,657	102,720,726	(14,939,764)	64,350,426

(9,199,462)	(12,726,619)	(7,154,262)	(12,660,728)
(379,845)	(694,519)	(236,243)	(514,874)
(243,100)	(629,616)	(198,663)	(396,208)
(1,255,587)	(1,767,207)	(1,102,798)	(1,838,400)
(22,974,740)	(34,033,491)	(2,756,660)	(4,614,513)
(34,052,734)	(49,851,452)	(11,448,626)	(20,024,723)

559,663,472	1,021,021,301	97,427,667	261,027,649
31,955,041	47,827,129	10,560,414	18,447,524
(283,641,126)	(500,872,805)	(87,421,787)	(172,050,143)

307,977,387	567,975,625	20,566,294	107,425,030
283,647,310	620,844,899	(5,822,096)	151,750,733

$1,521,124,171	$900,279,272	$667,621,225	$515,870,492
$1,804,771,481	$1,521,124,171	$661,799,129	$667,621,225

See Notes to Financial Statements.	219

Statements of Changes in Net Assets (concluded)

	New Jersey
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2025 (unaudited)	For the Year Ended September 30, 2024
Operations:
Net investment income	$2,291,453	$3,740,684
Net realized gain/(loss)	(4,372)	(1,549,624)
Net change in unrealized appreciation/(depreciation)	(5,666,534)	10,040,878
Net increase (decrease) in net assets resulting from operations	(3,379,453)	12,231,938
Distributions to Shareholders(1)
Class A	(1,679,852)	(2,771,026)
Class C	–	–
Class F	(42,067)	(109,345)
Class F3	(44,577)	(66,109)
Class I	(515,444)	(777,542)
Total distribution to shareholders	(2,281,940)	(3,724,022)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	31,156,320	54,223,269
Reinvestment of distributions	1,846,086	2,953,296
Cost of shares reacquired	(16,199,790)	(26,597,145)
Net increase in net assets resulting from capital share transactions	16,802,616	30,579,420
Net increase in net assets	11,141,223	39,087,336
NET ASSETS:
Beginning of period	$140,370,809	$101,283,473
End of period	$151,512,032	$140,370,809
(1)	Refer to Note 4 in the Notes to Financial Statements for the tax character of distributions.

220	See Notes to Financial Statements.

New York
For the Six Months Ended March 31, 2025 (unaudited)	For the Year Ended September 30, 2024

$9,703,099	$15,848,495
(732,914)	(3,555,944)
(21,079,530)	40,881,756
(12,109,345)	53,174,307

(6,764,985)	(11,157,801)
(226,666)	(443,278)
(150,883)	(284,503)
(101,067)	(125,401)
(2,383,442)	(3,698,928)
(9,627,043)	(15,709,911)

113,342,088	229,341,745
8,572,067	13,771,800
(79,227,614)	(127,701,141)

42,686,541	115,412,404
20,950,153	152,876,800

$570,555,933	$417,679,133
$591,506,086	$570,555,933

See Notes to Financial Statements.	221

Financial Highlights (unaudited)

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2025(c)	$15.21	$0.21	$(0.15)	$0.06	$(0.21)	$15.06
9/30/2024	14.81	0.43	0.40	0.83	(0.43)	15.21
9/30/2023	14.78	0.32	0.03	0.35	(0.32)	14.81
9/30/2022	15.84	0.15	(1.06)	(0.91)	(0.15)	14.78
9/30/2021	15.80	0.15	0.04	0.19	(0.15)	15.84
9/30/2020	15.78	0.24	0.02	0.26	(0.24)	15.80
Class C
3/31/2025(c)	15.20	0.17	(0.14)	0.03	(0.17)	15.06
9/30/2024	14.81	0.34	0.39	0.73	(0.34)	15.20
9/30/2023	14.78	0.23	0.03	0.26	(0.23)	14.81
9/30/2022	15.84	0.05	(1.05)	(1.00)	(0.06)	14.78
9/30/2021	15.80	0.05	0.04	0.09	(0.05)	15.84
9/30/2020	15.78	0.15	0.01	0.16	(0.14)	15.80
Class F
3/31/2025(c)	15.21	0.22	(0.15)	0.07	(0.22)	15.06
9/30/2024	14.81	0.45	0.39	0.84	(0.44)	15.21
9/30/2023	14.79	0.30	0.05	0.35	(0.33)	14.81
9/30/2022	15.85	0.16	(1.05)	(0.89)	(0.17)	14.79
9/30/2021	15.80	0.16	0.05	0.21	(0.16)	15.85
9/30/2020	15.78	0.26	0.02	0.28	(0.26)	15.80
Class F3
3/31/2025(c)	15.21	0.23	(0.15)	0.08	(0.23)	15.06
9/30/2024	14.81	0.47	0.39	0.86	(0.46)	15.21
9/30/2023	14.79	0.35	0.02	0.37	(0.35)	14.81
9/30/2022	15.85	0.19	(1.06)	(0.87)	(0.19)	14.79
9/30/2021	15.80	0.18	0.06	0.24	(0.19)	15.85
9/30/2020	15.79	0.27	0.02	0.29	(0.28)	15.80
Class I
3/31/2025(c)	15.21	0.23	(0.15)	0.08	(0.23)	15.06
9/30/2024	14.81	0.46	0.40	0.86	(0.46)	15.21
9/30/2023	14.79	0.35	0.02	0.37	(0.35)	14.81
9/30/2022	15.85	0.20	(1.08)	(0.88)	(0.18)	14.79
9/30/2021	15.80	0.18	0.05	0.23	(0.18)	15.85
9/30/2020	15.78	0.27	0.02	0.29	(0.27)	15.80

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

222	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.42	(d)	0.65	(e)	0.67	(e)	2.85	(e)	$727,959	26	(d)
5.67		0.65		0.66		2.87		764,412	66
2.29		0.65		0.66		2.12		758,931	59
(5.68)		0.65		0.65		0.99		875,792	43
1.20		0.65		0.65		0.93		1,067,651	26
1.68		0.65		0.66		1.52		895,461	28

0.18	(d)	1.27	(e)	1.29	(e)	2.23	(e)	15,645	26	(d)
4.96		1.26		1.27		2.26		15,740	66
1.74		1.26		1.27		1.51		17,796	59
(6.34)		1.29		1.29		0.35		23,284	43
0.54		1.30		1.31		0.30		31,450	26
1.05		1.27		1.28		0.96		39,779	28

0.47	(d)	0.55	(e)	0.57	(e)	2.95	(e)	21,464	26	(d)
5.77		0.55		0.56		2.97		27,240	66
2.39		0.55		0.56		2.03		33,367	59
(5.65)		0.55		0.55		1.01		246,974	43
1.36		0.55		0.55		1.03		736,826	26
1.77		0.55		0.56		1.62		587,635	28

0.55	(d)	0.41	(e)	0.42	(e)	3.09	(e)	250,605	26	(d)
5.92		0.41		0.41		3.11		246,042	66
2.54		0.41		0.42		2.35		264,658	59
(5.52)		0.41		0.41		1.25		361,359	43
1.50		0.42		0.42		1.16		331,257	26
1.84		0.42		0.43		1.74		246,193	28

0.53	(d)	0.45	(e)	0.47	(e)	3.05	(e)	558,766	26	(d)
5.88		0.45		0.46		3.07		507,797	66
2.50		0.45		0.46		2.34		517,459	59
(5.55)		0.45		0.46		1.30		563,762	43
1.46		0.45		0.45		1.13		206,551	26
1.87		0.45		0.46		1.70		177,634	28

See Notes to Financial Statements.	223

Financial Highlights (unaudited)(continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2025(d)	$10.39	$0.17	$(0.26)	$(0.09)	$(0.17)	$10.13
9/30/2024	9.76	0.32	0.63	0.95	(0.32)	10.39
9/30/2023	9.71	0.27	0.05	0.32	(0.27)	9.76
9/30/2022	11.33	0.23	(1.63)	(1.40)	(0.22)	9.71
9/30/2021	11.11	0.24	0.22	0.46	(0.24)	11.33
9/30/2020	11.17	0.27	(0.06)	0.21	(0.27)	11.11
Class C
3/31/2025(d)	10.37	0.14	(0.26)	(0.12)	(0.14)	10.11
9/30/2024	9.75	0.26	0.61	0.87	(0.25)	10.37
9/30/2023	9.70	0.21	0.05	0.26	(0.21)	9.75
9/30/2022	11.32	0.16	(1.62)	(1.46)	(0.16)	9.70
9/30/2021	11.10	0.17	0.22	0.39	(0.17)	11.32
9/30/2020	11.16	0.21	(0.07)	0.14	(0.20)	11.10
Class F
3/31/2025(d)	10.38	0.18	(0.27)	(0.09)	(0.17)	10.12
9/30/2024	9.76	0.33	0.62	0.95	(0.33)	10.38
9/30/2023	9.71	0.28	0.05	0.33	(0.28)	9.76
9/30/2022	11.33	0.23	(1.61)	(1.38)	(0.24)	9.71
9/30/2021	11.11	0.25	0.22	0.47	(0.25)	11.33
9/30/2020	11.17	0.28	(0.06)	0.22	(0.28)	11.11
Class F3
3/31/2025(d)	10.39	0.18	(0.26)	(0.08)	(0.18)	10.13
9/30/2024	9.77	0.35	0.61	0.96	(0.34)	10.39
9/30/2023	9.72	0.30	0.05	0.35	(0.30)	9.77
9/30/2022	11.34	0.25	(1.62)	(1.37)	(0.25)	9.72
9/30/2021	11.12	0.27	0.22	0.49	(0.27)	11.34
9/30/2020	11.18	0.30	(0.06)	0.24	(0.30)	11.12
Class I
3/31/2025(d)	10.39	0.18	(0.26)	(0.08)	(0.18)	10.13
9/30/2024	9.76	0.34	0.63	0.97	(0.34)	10.39
9/30/2023	9.71	0.30	0.04	0.34	(0.29)	9.76
9/30/2022	11.33	0.25	(1.62)	(1.37)	(0.25)	9.71
9/30/2021	11.12	0.27	0.21	0.48	(0.27)	11.33
9/30/2020	11.17	0.29	(0.05)	0.24	(0.29)	11.12

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

224	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.88	)(e)	0.71	(f)	0.71	(f)	0.71	(f)	3.35	(f)	$1,913,960	22	(e)
9.80		0.71		0.71		0.71		3.15		1,974,387	49
3.17		0.71		0.71		0.71		2.74		1,935,887	44
(12.36)		0.71		0.71		0.71		2.11		2,075,394	33
4.19		0.70		0.70		0.70		2.15		2,656,030	13
1.93		0.70		0.70		0.70		2.45		2,239,629	14

(1.19	)(e)	1.32	(f)	1.32	(f)	1.32	(f)	2.73	(f)	54,664	22	(e)
9.03		1.32		1.32		1.32		2.53		66,671	49
2.64		1.32		1.32		1.32		2.12		86,956	44
(13.02)		1.35		1.35		1.35		1.47		123,238	33
3.53		1.33		1.33		1.33		1.52		190,855	13
1.30		1.32		1.32		1.32		1.86		215,475	14

(0.84	)(e)	0.61	(f)	0.61	(f)	0.61	(f)	3.44	(f)	75,020	22	(e)
9.80		0.61		0.61		0.61		3.24		90,249	49
3.38		0.60		0.60		0.60		2.78		113,056	44
(12.37)		0.60		0.60		0.60		2.13		522,922	33
4.30		0.60		0.60		0.60		2.24		2,697,578	13
2.03		0.60		0.60		0.60		2.56		2,140,068	14

(0.75	)(e)	0.45	(f)	0.45	(f)	0.45	(f)	3.61	(f)	328,449	22	(e)
9.97		0.44		0.44		0.44		3.41		316,234	49
3.54		0.45		0.45		0.45		3.00		274,934	44
(12.21)		0.45		0.45		0.45		2.39		194,787	33
4.45		0.45		0.45		0.45		2.36		171,655	13
2.17		0.46		0.46		0.46		2.68		85,559	14

(0.78	)(e)	0.51	(f)	0.51	(f)	0.51	(f)	3.55	(f)	2,612,019	22	(e)
10.02		0.51		0.51		0.51		3.35		2,509,993	49
3.48		0.51		0.51		0.51		2.95		2,433,710	44
(12.28)		0.52		0.52		0.52		2.39		2,131,673	33
4.31		0.50		0.50		0.50		2.35		896,545	13
2.22		0.50		0.50		0.50		2.65		870,771	14

See Notes to Financial Statements.	225

Financial Highlights (unaudited)(continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2025(d)	$10.70	$0.20	$(0.42)		$(0.22)	$(0.19)	$10.29
9/30/2024	9.85	0.38	0.84		1.22	(0.37)	10.70
9/30/2023	9.83	0.35	0.01	(g)	0.36	(0.34)	9.85
9/30/2022	12.06	0.30	(2.23)		(1.93)	(0.30)	9.83
9/30/2021	11.70	0.31	0.36		0.67	(0.31)	12.06
9/30/2020	11.80	0.34	(0.10)		0.24	(0.34)	11.70
Class C
3/31/2025(d)	10.71	0.16	(0.41)		(0.25)	(0.16)	10.30
9/30/2024	9.86	0.32	0.84		1.16	(0.31)	10.71
9/30/2023	9.84	0.29	0.01	(g)	0.30	(0.28)	9.86
9/30/2022	12.08	0.23	(2.24)		(2.01)	(0.23)	9.84
9/30/2021	11.71	0.23	0.37		0.60	(0.23)	12.08
9/30/2020	11.82	0.26	(0.11)		0.15	(0.26)	11.71
Class F
3/31/2025(d)	10.68	0.20	(0.40)		(0.20)	(0.20)	10.28
9/30/2024	9.84	0.39	0.83		1.22	(0.38)	10.68
9/30/2023	9.82	0.35	0.02	(g)	0.37	(0.35)	9.84
9/30/2022	12.05	0.31	(2.23)		(1.92)	(0.31)	9.82
9/30/2021	11.69	0.32	0.36		0.68	(0.32)	12.05
9/30/2020	11.79	0.35	(0.10)		0.25	(0.35)	11.69
Class F3
3/31/2025(d)	10.69	0.21	(0.41)		(0.20)	(0.21)	10.28
9/30/2024	9.84	0.41	0.84		1.25	(0.40)	10.69
9/30/2023	9.83	0.37	0.01	(g)	0.38	(0.37)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.37		0.71	(0.34)	12.06
9/30/2020	11.80	0.36	(0.11)		0.25	(0.36)	11.69
Class I
3/31/2025(d)	10.69	0.21	(0.42)		(0.21)	(0.20)	10.28
9/30/2024	9.84	0.40	0.84		1.24	(0.39)	10.69
9/30/2023	9.83	0.37	–	(g)(h)	0.37	(0.36)	9.84
9/30/2022	12.06	0.32	(2.23)		(1.91)	(0.32)	9.83
9/30/2021	11.69	0.34	0.36		0.70	(0.33)	12.06
9/30/2020	11.80	0.36	(0.11)		0.25	(0.36)	11.69

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statements of Operations for the period ended September 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(h)	Amount less than $0.01.

226	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.04	)(e)	0.77	(f)	0.69	(f)	0.77	(f)	3.77	(f)	$2,678,407	15	(e)
12.58		0.78		0.69		0.78		3.66		2,715,060	27
3.61		0.77		0.70		0.77		3.41		2,257,591	41
(16.27)		0.71		0.70		0.71		2.66		2,235,687	40
5.77		0.70		0.70		0.70		2.58		2,925,529	18
2.06		0.71		0.71		0.71		2.90		2,504,023	24

(2.34	)(e)	1.39	(f)	1.31	(f)	1.39	(f)	3.15	(f)	55,487	15	(e)
11.89		1.40		1.30		1.40		3.05		63,653	27
2.97		1.40		1.33		1.40		2.78		70,892	41
(16.86)		1.35		1.34		1.35		2.01		83,743	40
5.16		1.35		1.35		1.35		1.94		135,544	18
1.32		1.35		1.35		1.35		2.27		138,705	24

(1.91	)(e)	0.67	(f)	0.59	(f)	0.67	(f)	3.86	(f)	55,218	15	(e)
12.60		0.68		0.59		0.68		3.76		68,624	27
3.72		0.67		0.60		0.67		3.48		79,394	41
(16.20)		0.61		0.60		0.61		2.66		222,942	40
5.88		0.60		0.60		0.60		2.68		984,235	18
2.15		0.61		0.61		0.61		2.99		871,094	24

(1.93	)(e)	0.53	(f)	0.45	(f)	0.53	(f)	4.02	(f)	533,134	15	(e)
12.86		0.54		0.45		0.54		3.90		499,690	27
3.75		0.53		0.46		0.53		3.65		346,879	41
(16.07)		0.47		0.46		0.47		2.91		268,560	40
6.10		0.45		0.45		0.45		2.78		288,718	18
2.19		0.48		0.48		0.48		3.10		140,730	24

(1.95	)(e)	0.57	(f)	0.49	(f)	0.57	(f)	3.97	(f)	1,368,009	15	(e)
12.81		0.58		0.49		0.58		3.85		1,412,199	27
3.72		0.57		0.50		0.57		3.63		918,301	41
(16.10)		0.52		0.51		0.52		2.99		567,725	40
6.07		0.50		0.50		0.50		2.78		209,640	18
2.17		0.51		0.51		0.51		3.09		155,620	24

See Notes to Financial Statements.	227

Financial Highlights (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2025(d)	$11.17	$0.26	$(0.38)	$(0.12)	$(0.25)	$10.80
9/30/2024	10.12	0.49	1.04	1.53	(0.48)	11.17
9/30/2023	10.22	0.45	(0.11)	0.34	(0.44)	10.12
9/30/2022	12.91	0.39	(2.69)	(2.30)	(0.39)	10.22
9/30/2021	12.14	0.41	0.77	1.18	(0.41)	12.91
9/30/2020	12.60	0.45	(0.47)	(0.02)	(0.44)	12.14
Class C
3/31/2025(d)	11.17	0.22	(0.37)	(0.15)	(0.21)	10.81
9/30/2024	10.12	0.42	1.04	1.46	(0.41)	11.17
9/30/2023	10.22	0.38	(0.11)	0.27	(0.37)	10.12
9/30/2022	12.92	0.31	(2.70)	(2.39)	(0.31)	10.22
9/30/2021	12.14	0.33	0.78	1.11	(0.33)	12.92
9/30/2020	12.61	0.37	(0.48)	(0.11)	(0.36)	12.14
Class F
3/31/2025(d)	11.18	0.26	(0.38)	(0.12)	(0.25)	10.81
9/30/2024	10.13	0.50	1.04	1.54	(0.49)	11.18
9/30/2023	10.23	0.45	(0.10)	0.35	(0.45)	10.13
9/30/2022	12.92	0.40	(2.69)	(2.29)	(0.40)	10.23
9/30/2021	12.15	0.42	0.77	1.19	(0.42)	12.92
9/30/2020	12.61	0.46	(0.47)	(0.01)	(0.45)	12.15
Class F3
3/31/2025(d)	11.15	0.27	(0.38)	(0.11)	(0.26)	10.78
9/30/2024	10.10	0.52	1.03	1.55	(0.50)	11.15
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.77	1.21	(0.44)	12.89
9/30/2020	12.58	0.47	(0.46)	0.01	(0.47)	12.12
Class I
3/31/2025(d)	11.15	0.27	(0.38)	(0.11)	(0.26)	10.78
9/30/2024	10.10	0.51	1.04	1.55	(0.50)	11.15
9/30/2023	10.20	0.47	(0.11)	0.36	(0.46)	10.10
9/30/2022	12.89	0.42	(2.70)	(2.28)	(0.41)	10.20
9/30/2021	12.12	0.44	0.76	1.20	(0.43)	12.89
9/30/2020	12.58	0.47	(0.47)	– (g)	(0.46)	12.12

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.

228	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(1.10	)(e)	0.83	(f)	0.75	(f)	0.83	(f)	4.66	(f)	$2,028,020	10	(e)
15.38		0.82		0.76		0.82		4.56		2,025,711	27
3.23		0.81		0.77		0.81		4.26		1,680,507	42
(18.19)		0.77		0.77		0.77		3.28		1,787,225	40
9.81		0.75		0.75		0.75		3.23		2,388,758	15
(0.09)		0.77		0.77		0.77		3.69		1,822,069	43

(1.40	)(e)	1.45	(f)	1.37	(f)	1.45	(f)	4.04	(f)	115,367	10	(e)
14.68		1.43		1.37		1.43		3.96		127,062	27
2.58		1.44		1.40		1.44		3.63		141,950	42
(18.78)		1.41		1.41		1.41		2.63		174,127	40
9.19		1.40		1.40		1.40		2.60		267,871	15
(0.81)		1.42		1.42		1.42		3.06		242,392	43

(1.05	)(e)	0.73	(f)	0.65	(f)	0.73	(f)	4.76	(f)	56,512	10	(e)
15.48		0.72		0.66		0.72		4.68		85,597	27
3.33		0.71		0.67		0.71		4.31		112,452	42
(18.09)		0.66		0.66		0.66		3.27		369,471	40
9.90		0.65		0.65		0.65		3.30		1,450,736	15
0.00		0.67		0.67		0.67		3.78		861,795	43

(0.98	)(e)	0.58	(f)	0.50	(f)	0.58	(f)	4.93	(f)	189,014	10	(e)
15.69		0.56		0.51		0.56		4.81		166,070	27
3.48		0.57		0.53		0.57		4.50		122,429	42
(18.01)		0.51		0.51		0.51		3.55		114,134	40
10.07		0.52		0.51		0.51		3.42		118,100	15
0.14		0.53		0.53		0.53		3.92		55,503	43

(1.01	)(e)	0.63	(f)	0.55	(f)	0.63	(f)	4.86	(f)	1,779,452	10	(e)
15.63		0.62		0.56		0.62		4.75		1,694,273	27
3.43		0.61		0.57		0.61		4.46		1,227,801	42
(18.06)		0.57		0.57		0.57		3.59		961,328	40
10.03		0.56		0.55		0.55		3.41		487,688	15
0.09		0.57		0.57		0.57		3.88		301,236	43

See Notes to Financial Statements.	229

Financial Highlights (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2025(d)	$14.41	$0.29	$(0.21)	$0.08	$(0.29)	$14.20
9/30/2024	13.79	0.59	0.59	1.18	(0.56)	14.41
9/30/2023	13.84	0.53	(0.08)	0.45	(0.50)	13.79
9/30/2022	15.88	0.34	(2.05)	(1.71)	(0.33)	13.84
9/30/2021	15.20	0.33	0.69	1.02	(0.34)	15.88
9/30/2020	15.64	0.43	(0.45)	(0.02)	(0.42)	15.20
Class C
3/31/2025(d)	14.41	0.25	(0.22)	0.03	(0.24)	14.20
9/30/2024	13.79	0.50	0.60	1.10	(0.48)	14.41
9/30/2023	13.84	0.43	(0.07)	0.36	(0.41)	13.79
9/30/2022	15.88	0.23	(2.04)	(1.81)	(0.23)	13.84
9/30/2021	15.20	0.23	0.68	0.91	(0.23)	15.88
9/30/2020	15.65	0.33	(0.46)	(0.13)	(0.32)	15.20
Class F
3/31/2025(d)	14.41	0.30	(0.22)	0.08	(0.29)	14.20
9/30/2024	13.79	0.60	0.60	1.20	(0.58)	14.41
9/30/2023	13.84	0.52	(0.05)	0.47	(0.52)	13.79
9/30/2022	15.88	0.33	(2.02)	(1.69)	(0.35)	13.84
9/30/2021	15.20	0.34	0.69	1.03	(0.35)	15.88
9/30/2020	15.64	0.45	(0.46)	(0.01)	(0.43)	15.20
Class F3
3/31/2025(d)	14.41	0.31	(0.22)	0.09	(0.30)	14.20
9/30/2024	13.79	0.62	0.60	1.22	(0.60)	14.41
9/30/2023	13.84	0.57	(0.08)	0.49	(0.54)	13.79
9/30/2022	15.88	0.38	(2.05)	(1.67)	(0.37)	13.84
9/30/2021	15.20	0.37	0.69	1.06	(0.38)	15.88
9/30/2020	15.65	0.47	(0.46)	0.01	(0.46)	15.20
Class I
3/31/2025(d)	14.41	0.31	(0.22)	0.09	(0.30)	14.20
9/30/2024	13.79	0.61	0.60	1.21	(0.59)	14.41
9/30/2023	13.84	0.56	(0.08)	0.48	(0.53)	13.79
9/30/2022	15.88	0.38	(2.06)	(1.68)	(0.36)	13.84
9/30/2021	15.20	0.36	0.69	1.05	(0.37)	15.88
9/30/2020	15.65	0.46	(0.46)	–	(0.45)	15.20

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

230	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.52 (e)	0.65	(f)	0.65	(f)	0.67	(f)	4.13	(f)	$522,430	15	(e)
8.74	0.65		0.65		0.68		4.15		409,918	38
3.27	0.66		0.66		0.71		3.73		261,115	71
(10.85)	0.70		0.70		0.77		2.27		325,756	81
6.74	0.69		0.69		0.75		2.09		409,286	14
(0.12)	0.62		–		0.78		2.83		176,351	61

0.21 (e)	1.28	(f)	1.28	(f)	1.30	(f)	3.49	(f)	22,844	15	(e)
8.08	1.26		1.26		1.29		3.55		21,802	38
2.59	1.32		1.32		1.37		3.08		19,626	71
(11.48)	1.40		1.40		1.47		1.56		21,392	81
6.03	1.36		1.36		1.43		1.43		26,412	14
(0.85)	1.28		–		1.45		2.18		12,758	61

0.57 (e)	0.55	(f)	0.55	(f)	0.57	(f)	4.22	(f)	11,067	15	(e)
8.85	0.55		0.55		0.58		4.26		12,342	38
3.36	0.57		0.57		0.62		3.72		17,573	71
(10.77)	0.60		0.60		0.66		2.18		139,299	81
6.84	0.59		0.59		0.65		2.17		495,439	14
(0.03)	0.52		–		0.68		2.92		171,092	61

0.65 (e)	0.40	(f)	0.40	(f)	0.41	(f)	4.38	(f)	66,783	15	(e)
9.03	0.39		0.39		0.42		4.41		50,999	38
3.55	0.38		0.38		0.45		4.03		35,447	71
(10.62)	0.44		0.44		0.50		2.56		28,251	81
7.02	0.43		0.42		0.49		2.31		31,122	14
0.07	0.36		–		0.52		3.10		8,538	61

0.62 (e)	0.45	(f)	0.45	(f)	0.47	(f)	4.33	(f)	1,181,647	15	(e)
8.96	0.45		0.45		0.48		4.35		1,026,063	38
3.40	0.46		0.46		0.50		3.97		566,518	71
(10.61)	0.50		0.50		0.58		2.59		362,870	81
6.95	0.50		0.49		0.55		2.28		244,728	14
0.01	0.42		–		0.59		3.03		93,013	61

See Notes to Financial Statements.	231

Financial Highlights (unaudited)(continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2025(d)	$10.33	$0.17	$(0.40)	$(0.23)	$(0.17)	$9.93
9/30/2024	9.55	0.34	0.77	1.11	(0.33)	10.33
9/30/2023	9.50	0.31	0.04	0.35	(0.30)	9.55
9/30/2022	11.61	0.26	(2.11)	(1.85)	(0.26)	9.50
9/30/2021	11.40	0.26	0.21	0.47	(0.26)	11.61
9/30/2020	11.42	0.29	(0.03)	0.26	(0.28)	11.40
Class C
3/31/2025(d)	10.34	0.14	(0.40)	(0.26)	(0.14)	9.94
9/30/2024	9.56	0.28	0.77	1.05	(0.27)	10.34
9/30/2023	9.51	0.24	0.05	0.29	(0.24)	9.56
9/30/2022	11.62	0.19	(2.11)	(1.92)	(0.19)	9.51
9/30/2021	11.41	0.19	0.21	0.40	(0.19)	11.62
9/30/2020	11.42	0.21	(0.01)	0.20	(0.21)	11.41
Class F
3/31/2025(d)	10.33	0.18	(0.40)	(0.22)	(0.18)	9.93
9/30/2024	9.55	0.35	0.77	1.12	(0.34)	10.33
9/30/2023	9.50	0.31	0.05	0.36	(0.31)	9.55
9/30/2022	11.61	0.26	(2.10)	(1.84)	(0.27)	9.50
9/30/2021	11.40	0.28	0.20	0.48	(0.27)	11.61
9/30/2020	11.42	0.30	(0.02)	0.28	(0.30)	11.40
Class F3
3/31/2025(d)	10.33	0.19	(0.41)	(0.22)	(0.18)	9.93
9/30/2024	9.55	0.36	0.77	1.13	(0.35)	10.33
9/30/2023	9.50	0.33	0.04	0.37	(0.32)	9.55
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40
Class I
3/31/2025(d)	10.32	0.18	(0.39)	(0.21)	(0.18)	9.93
9/30/2024	9.54	0.36	0.77	1.13	(0.35)	10.32
9/30/2023	9.50	0.33	0.03	0.36	(0.32)	9.54
9/30/2022	11.61	0.28	(2.11)	(1.83)	(0.28)	9.50
9/30/2021	11.40	0.29	0.21	0.50	(0.29)	11.61
9/30/2020	11.41	0.31	(0.01)	0.30	(0.31)	11.40

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

232	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.24	)(e)	0.79	(f)	0.77	(f)	0.79	(f)	3.43	(f)	$422,780	20	(e)
11.78		0.77		0.77		0.77		3.36		422,861	26
3.50		0.76		0.76		0.76		3.08		341,314	57
(16.10)		0.77		0.77		0.77		2.39		303,455	44
4.16		0.77		0.77		0.77		2.27		381,200	14
2.36		0.78		0.78		0.78		2.53		342,426	18

(2.54	)(e)	1.42	(f)	1.39	(f)	1.42	(f)	2.80	(f)	15,470	20	(e)
11.10		1.37		1.37		1.37		2.76		18,313	26
2.97		1.38		1.39		1.38		2.45		18,912	57
(16.70)		1.40		1.40		1.40		1.75		21,221	44
3.49		1.41		1.41		1.41		1.63		33,274	14
1.78		1.44		1.44		1.44		1.88		37,078	18

(2.19	)(e)	0.69	(f)	0.67	(f)	0.69	(f)	3.52	(f)	7,970	20	(e)
11.89		0.67		0.67		0.67		3.45		12,612	26
3.61		0.66		0.67		0.66		3.13		7,929	57
(16.02)		0.67		0.67		0.67		2.37		20,964	44
4.26		0.67		0.67		0.67		2.36		130,104	14
2.46		0.68		0.68		0.68		2.61		112,378	18

(2.13	)(e)	0.56	(f)	0.53	(f)	0.56	(f)	3.66	(f)	62,346	20	(e)
12.04		0.54		0.54		0.54		3.59		59,192	26
3.84		0.54		0.54		0.54		3.31		45,077	57
(16.00)		0.54		0.54		0.54		2.64		29,694	44
4.39		0.54		0.54		0.54		2.48		20,625	14
2.67		0.56		0.56		0.56		2.73		13,170	18

(2.05	)(e)	0.59	(f)	0.57	(f)	0.59	(f)	3.63	(f)	153,233	20	(e)
12.01		0.57		0.57		0.57		3.55		154,644	26
3.71		0.56		0.56		0.56		3.29		102,638	57
(16.02)		0.58		0.57		0.58		2.69		78,796	44
4.37		0.57		0.57		0.57		2.46		39,117	14
2.65		0.58		0.58		0.58		2.73		30,880	18

See Notes to Financial Statements.	233

Financial Highlights (unaudited)(continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2025(c)	$4.82	$0.07	$(0.19)	$(0.12)	$(0.07)	$4.63
9/30/2024	4.47	0.14	0.35	0.49	(0.14)	4.82
9/30/2023	4.42	0.13	0.05	0.18	(0.13)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
Class F
3/31/2025(c)	4.82	0.08	(0.18)	(0.10)	(0.08)	4.64
9/30/2024	4.47	0.15	0.35	0.50	(0.15)	4.82
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.12	(0.93)	(0.81)	(0.12)	4.42
9/30/2021	5.18	0.12	0.17	0.29	(0.12)	5.35
9/30/2020	5.21	0.13	(0.03)	0.10	(0.13)	5.18
Class F3
3/31/2025(c)	4.82	0.08	(0.18)	(0.10)	(0.08)	4.64
9/30/2024	4.48	0.15	0.34	0.49	(0.15)	4.82
9/30/2023	4.42	0.15	0.06	0.21	(0.15)	4.48
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18
Class I
3/31/2025(c)	4.82	0.08	(0.18)	(0.10)	(0.08)	4.64
9/30/2024	4.47	0.15	0.35	0.50	(0.15)	4.82
9/30/2023	4.42	0.14	0.05	0.19	(0.14)	4.47
9/30/2022	5.35	0.13	(0.93)	(0.80)	(0.13)	4.42
9/30/2021	5.18	0.13	0.17	0.30	(0.13)	5.35
9/30/2020	5.22	0.14	(0.04)	0.10	(0.14)	5.18

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

234	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.45	)(d)	0.82	(e)	0.82	(e)	3.11	(e)	$112,448	14	(d)
11.14		0.82		0.85		3.04		105,747	8
4.11		0.82		0.87		2.91		77,950	23
(15.36)		0.82		0.84		2.39		80,854	11
5.58		0.82		0.84		2.21		99,356	13
1.92		0.82		0.85		2.48		101,085	15

(2.19	)(d)	0.72	(e)	0.72	(e)	3.20	(e)	2,480	14	(d)
11.25		0.72		0.75		3.14		2,998	8
4.21		0.72		0.77		3.00		3,693	23
(15.28)		0.72		0.74		2.40		5,885	11
5.68		0.72		0.74		2.30		28,097	13
2.02		0.72		0.75		2.58		23,903	15

(2.13	)(d)	0.59	(e)	0.59	(e)	3.33	(e)	2,375	14	(d)
11.15		0.59		0.62		3.27		2,731	8
4.59		0.58		0.63		3.15		1,697	23
(15.16)		0.58		0.60		2.65		1,342	11
5.82		0.59		0.60		2.40		1,148	13
1.96		0.59		0.62		2.71		618	15

(2.14	)(d)	0.62	(e)	0.62	(e)	3.31	(e)	34,209	14	(d)
11.36		0.62		0.65		3.24		28,895	8
4.32		0.62		0.66		3.11		17,943	23
(15.19)		0.62		0.65		2.68		13,415	11
5.79		0.62		0.64		2.38		6,905	13
1.93		0.62		0.65		2.68		3,746	15

See Notes to Financial Statements.	235

Financial Highlights (unaudited)(concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
3/31/2025(d)	$10.84	$0.18	$(0.40)	$(0.22)	$(0.18)	$10.44
9/30/2024	9.99	0.34	0.84	1.18	(0.33)	10.84
9/30/2023	9.90	0.31	0.09	0.40	(0.31)	9.99
9/30/2022	12.06	0.27	(2.16)	(1.89)	(0.27)	9.90
9/30/2021	11.64	0.27	0.41	0.68	(0.26)	12.06
9/30/2020	11.77	0.27	(0.13)	0.14	(0.27)	11.64
Class C
3/31/2025(d)	10.83	0.14	(0.40)	(0.26)	(0.14)	10.43
9/30/2024	9.97	0.27	0.86	1.13	(0.27)	10.83
9/30/2023	9.89	0.24	0.08	0.32	(0.24)	9.97
9/30/2022	12.04	0.20	(2.15)	(1.95)	(0.20)	9.89
9/30/2021	11.63	0.19	0.41	0.60	(0.19)	12.04
9/30/2020	11.75	0.20	(0.13)	0.07	(0.19)	11.63
Class F
3/31/2025(d)	10.85	0.18	(0.40)	(0.22)	(0.18)	10.45
9/30/2024	10.00	0.35	0.84	1.19	(0.34)	10.85
9/30/2023	9.91	0.32	0.09	0.41	(0.32)	10.00
9/30/2022	12.07	0.28	(2.16)	(1.88)	(0.28)	9.91
9/30/2021	11.66	0.28	0.41	0.69	(0.28)	12.07
9/30/2020	11.78	0.28	(0.12)	0.16	(0.28)	11.66
Class F3
3/31/2025(d)	10.85	0.19	(0.40)	(0.21)	(0.19)	10.45
9/30/2024	9.99	0.36	0.86	1.22	(0.36)	10.85
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	9.99
9/30/2022	12.07	0.30	(2.17)	(1.87)	(0.29)	9.91
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	12.07
9/30/2020	11.78	0.30	(0.13)	0.17	(0.30)	11.65
Class I
3/31/2025(d)	10.85	0.19	(0.40)	(0.21)	(0.19)	10.45
9/30/2024	9.99	0.36	0.85	1.21	(0.35)	10.85
9/30/2023	9.91	0.33	0.08	0.41	(0.33)	9.99
9/30/2022	12.07	0.29	(2.16)	(1.87)	(0.29)	9.91
9/30/2021	11.65	0.29	0.42	0.71	(0.29)	12.07
9/30/2020	11.78	0.29	(0.13)	0.16	(0.29)	11.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

236	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(2.09	)(e)	0.78	(f)	0.77	(f)	0.79	(f)	3.32	(f)	$414,583	14	(e)
11.96		0.78		0.78		0.78		3.17		410,877	18
3.93		0.78		0.78		0.78		2.98		303,557	24
(15.91)		0.78		0.78		0.78		2.39		322,138	23
5.90		0.77		0.77		0.77		2.20		390,194	13
1.21		0.78		0.78		0.78		2.33		357,909	22

(2.41	)(e)	1.42	(f)	1.40	(f)	1.42	(f)	2.69	(f)	16,731	14	(e)
11.29		1.39		1.39		1.39		2.56		17,497	18
3.29		1.40		1.40		1.40		2.36		17,453	24
(16.39)		1.42		1.42		1.42		1.74		20,927	23
5.13		1.42		1.42		1.42		1.56		32,845	13
0.64		1.44		1.44		1.44		1.68		34,749	22

(2.04	)(e)	0.68	(f)	0.67	(f)	0.69	(f)	3.42	(f)	8,667	14	(e)
12.07		0.68		0.68		0.68		3.27		9,768	18
4.04		0.68		0.69		0.68		3.06		6,898	24
(15.81)		0.68		0.68		0.68		2.40		19,360	23
6.00		0.67		0.67		0.67		2.30		71,401	13
1.31		0.68		0.68		0.68		2.43		63,388	22

(1.98	)(e)	0.55	(f)	0.54	(f)	0.55	(f)	3.56	(f)	6,017	14	(e)
12.33		0.54		0.54		0.54		3.41		5,526	18
4.07		0.55		0.55		0.55		3.21		2,290	24
(15.70)		0.54		0.54		0.54		2.65		2,364	23
6.14		0.54		0.54		0.54		2.41		2,071	13
1.44		0.56		0.56		0.56		2.56		1,366	22

(1.99	)(e)	0.58	(f)	0.57	(f)	0.59	(f)	3.53	(f)	145,507	14	(e)
12.29		0.58		0.58		0.58		3.37		126,889	18
4.04		0.58		0.58		0.58		3.18		87,480	24
(15.73)		0.58		0.58		0.58		2.66		70,220	23
6.11		0.57		0.57		0.57		2.38		43,385	13
1.41		0.59		0.59		0.59		2.51		29,600	22

See Notes to Financial Statements.	237

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income and California are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3 and I shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the eighteen-month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the

Notes to Financial Statements (unaudited)(continued)

date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segmented Reporting

The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) –Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Funds’ financial position or their results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option-adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board

Notes to Financial Statements (unaudited)(continued)

or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2021 through September 30, 2024. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 shares bear their class-specific share of shareholder servicing expenses. Class A, C and F shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain/(loss) based on the amount of variation margin. When a contract is closed, a realized gain/(loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after customary settlement period for that security.

Notes to Financial Statements (unaudited)(continued)

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of a Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of a Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2025, as well as the average trust certificates for the six months ended March 31, 2025:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	10,550,000	3.20%	21,984,897	3,516,667
National	135,210,000	2.88%–3.27%	283,193,545	112,160,000
High Income	85,040,000	2.88%–3.27%	176,559,233	72,780,000
Short Duration High Income	7,500,000	3.20%	15,629,073	2,500,000
California	5,000,000	2.89%	10,624,917	5,000,000
New Jersey	–	–	–	–
New York	3,250,000	2.90%–3.15%	6,966,686	2,166,667

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. The carrying value of each Fund’s liability for Trust certificates approximates its fair value.

Notes to Financial Statements (unaudited)(continued)

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions, accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.34%
Next $3 billion	.32%
Over $5 billion	.29%

Notes to Financial Statements (unaudited)(continued)

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

The management fee for Short Duration High Income is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%
Over $1 billion	.31%

During the six months ended March 31, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.34%
Intermediate	.38%
National	.38%
High Income	.44%
Short Duration High Income	.33%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the six months ended March 31, 2025:

Fund	Fund Administration Fee
Short Duration	$ 8,029
Intermediate	24,129
National	22,881
High Income	22,179
Short Duration High Income	7,894
California	4,404
New Jersey	1,692
New York	3,843

Notes to Financial Statements (unaudited)(continued)

For the six months ended March 31, 2025 and continuing through January 31, 2026, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding certain of the Funds’ expenses and interest-related expenses, to the following annual rates:

	Effective February 1, 2024		Prior to February 1, 2024
	Classes*		Classes*
Fund	A,C,F and I	F3	A,C,F and I	F3
Short Duration	.45%	.41%	.45%	.41%
Short Duration High Income	.45%	.40%	.45%	.37%
New Jersey	.62%	.59%	.62%	.58%

*	If applicable.

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C and F shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class C(1)	Class F(2)
Service	.15%	.25%	–
Distribution	.05%	.75%	.10%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate calculated based on (i) 1.00% of each Fund’s average daily net assets attributable to shares held for less than one year and (ii) .80% (.25% service fee and .55% distribution fee) of each Fund’s average daily net assets attributable to shares held one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	The Class F shares’ Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and Class I shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the six months ended March 31, 2025:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$13,426	$717,746
Intermediate	28,664	1,350,355
National	63,731	2,479,608
High Income	49,245	2,134,005
Short Duration High Income	9,659	1,126,127
California	6,224	447,970
New Jersey	1,779	148,699
New York	5,129	527,311

Notes to Financial Statements (unaudited)(continued)

The Distributor received the following amounts of CDSCs for the six months ended March 31, 2025:

	Class A	Class C
Short Duration	$31,089	$341
Intermediate	48,024	1,632
National	137,876	1,699
High Income	203,945	3,731
Short Duration High Income	30,198	3,995
California	37,745	1,186
New Jersey	3,046	–
New York	83,917	727

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$22,761,900	$–	$–	$–	$22,761,900
Intermediate Tax Free Fund	86,384,697	–	–	–	86,384,697
National Tax Free Fund	89,383,741	–	–	–	89,383,741
High Income Municipal Bond Fund	95,414,413	–	–	–	95,414,413
Short Duration High Income Municipal Bond Fund	34,052,734	–	–	–	34,052,734
California Tax Free Fund	11,448,626	–	–	–	11,448,626
New Jersey Tax Free Fund	2,281,940	–	–	–	2,281,940
New York Tax Free Fund	9,627,043	–	–	–	9,627,043

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the period ended September 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Short Duration Tax Free Fund	$45,804,910	157,166	$–	$–	$45,962,076
Intermediate Tax Free Fund	154,066,237	1,064,026	–	–	155,130,263
National Tax Free Fund	153,677,257	707,613	–	–	154,384,870
High Income Municipal Bond Fund	164,256,718	1,126,574	–	–	165,383,292
Short Duration High Income Municipal Bond Fund	49,177,767	673,685	–	–	49,851,452
California Tax Free Fund	20,011,035	13,688	–	–	20,024,723
New Jersey Tax Free Fund	3,724,022	–	–	–	3,724,022
New York Tax Free Fund	15,709,324	587	–	–	15,709,911

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Short Duration Tax Free Fund	$(26,910,668)	$(75,163,746)	$(102,074,414)
Intermediate Tax Free Fund	(152,489,542)	(278,592,839)	(431,082,381)
National Tax Free Fund	(154,555,554)	(244,704,522)	(399,260,076)
High Income Municipal Bond Fund	(213,033,898)	(429,468,336)	(642,502,234)
Short Duration High Income Municipal Bond Fund	(72,159,461)	(57,346,130)	(129,505,591)
California Tax Free Fund	(13,554,242)	(28,692,606)	(42,246,848)
New Jersey Tax Free Fund	(529,018)	(3,907,339)	(4,436,357)
New York Tax Free Fund	(6,890,156)	(14,790,535)	(21,680,691)

As of March 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Tax Free Fund	$1,566,169,034	$5,941,365	$(9,767,293)	$(3,825,928)
Intermediate Tax Free Fund	5,056,021,102	47,701,052	(83,075,043)	(35,373,991)
National Tax Free Fund	4,725,734,807	51,905,725	(109,575,592)	(57,669,867)
High Income Municipal Bond Fund	4,189,841,179	93,014,385	(140,358,360)	(47,343,975)
Short Duration High Income Municipal Bond Fund	1,770,711,490	23,629,953	(15,150,253)	8,479,700
California Tax Free Fund	673,501,143	4,029,094	(11,574,233)	(7,545,139)
New Jersey Tax Free Fund	155,342,584	707,139	(6,879,328)	(6,172,189)
New York Tax Free Fund	613,318,728	2,126,001	(28,222,823)	(26,096,822)

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended March 31, 2025 were as follows:

	Purchases	Sales
Short Duration	$402,252,221	$335,217,916
Intermediate	1,252,555,964	1,099,031,503
National	874,377,830	724,025,060
High Income	652,339,582	428,391,255
Short Duration High Income	547,093,847	237,861,512
California	158,566,176	131,044,907
New Jersey	36,769,622	20,336,583
New York	128,287,925	79,690,694

There were no purchases or sales of U.S. Government securities during the six months ended March 31, 2025.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds entered into U.S. Treasury futures contracts during the six months ended March 31, 2025 (as described in Note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2025, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/(depreciation), which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain/(loss) on futures contracts and change in unrealized appreciation/(depreciation) on futures contracts are included in the Statements of Operations under the captions Net realized gain/(loss) on futures contracts and Net change in unrealized appreciation/(depreciation) on futures contracts, respectively. The Funds’ futures contracts are not subject to master netting arrangements.

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2025:

	Net Unrealized Appreciation/ (Depreciation) as of March 31, 2025	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Average Number of Contracts*
National	$(882,696)	$2,072,894	$(954,512)	361
Short Duration High Income	(401,059)	348,766	(410,447)	88
California	(80,733)	313,458	(89,886)	30
New Jersey	(23,438)	87,875	(25,550)	9
New York	(229,176)	750,580	(244,901)	86

*	Calculated based on the number of contracts during the six months ended March 31, 2025.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each

Notes to Financial Statements (unaudited)(continued)

fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended March 31, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended March 31, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended March 31, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended March 31, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any

Notes to Financial Statements (unaudited)(continued)

additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2025, the Funds did not have any securities on loan.

12.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Income typically invest in shorter term bonds, those Funds are subject to the risk that they will underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, defaulted bonds risk (High Income and Short Duration High Income only), derivatives risk, distressed debt risk (High Income and Short Duration High Income only), extension risk, fixed income securities risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, market disruption and geopolitical risk, municipal securities risk, short duration risk (Short Duration and Short Duration High Income only), state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Income). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Income, Short Duration High Income and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

New Jersey and New York are non-diversified, which means that they may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Notes to Financial Statements (unaudited)(continued)

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, National, High Income and Short Duration High Income), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

National, High Income, Short Duration High Income, California and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond, is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Funds and their investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Notes to Financial Statements (unaudited)(continued)

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Funds and their service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,553,356	$114,117,203	15,643,152	$234,690,754
Reinvestment of distributions	608,216	9,187,851	1,219,224	18,316,255
Shares reacquired	(10,092,927)	(152,493,896)	(17,840,915)	(267,666,142)
Decrease	(1,931,355)	$(29,188,842)	(978,539)	$(14,659,133)

Class C Shares
Shares sold	167,523	$2,532,572	237,113	$3,560,165
Reinvestment of distributions	10,225	154,444	21,813	327,611
Shares reacquired	(173,953)	(2,626,907)	(425,544)	(6,393,128)
Increase (decrease)	3,795	$60,109	(166,618)	$(2,505,352)

Class F Shares
Shares sold	93,024	$1,405,238	384,442	$5,785,476
Reinvestment of distributions	21,200	320,254	53,950	810,353
Shares reacquired	(480,333)	(7,253,570)	(900,148)	(13,520,219)
Decrease	(366,109)	$(5,528,078)	(461,756)	$(6,924,390)

Class F3 Shares
Shares sold	2,673,651	$40,400,504	4,720,776	$70,770,896
Reinvestment of distributions	152,739	2,307,800	303,446	4,560,161
Shares reacquired	(2,366,110)	(35,775,846)	(6,715,104)	(100,752,974)
Increase (decrease)	460,280	$6,932,458	(1,690,882)	$(25,421,917)

Class I Shares
Shares sold	12,051,061	$181,939,672	14,864,720	$223,133,340
Reinvestment of distributions	383,786	5,798,189	779,500	11,714,160
Shares reacquired	(8,726,597)	(131,835,772)	(17,191,531)	(257,785,410)
Increase (decrease)	3,708,250	$55,902,089	(1,547,311)	$(22,937,910)

Notes to Financial Statements (unaudited)(continued)

Intermediate	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,880,839	$193,637,877	39,660,511	$403,340,644
Reinvestment of distributions	2,766,712	28,334,113	5,207,337	53,029,586
Shares reacquired	(22,714,891)	(232,821,473)	(53,113,566)	(538,007,792)
Decrease	(1,067,340)	$(10,849,483)	(8,245,718)	$(81,637,562)

Class C Shares
Shares sold	370,284	$3,789,326	768,785	$7,815,343
Reinvestment of distributions	66,609	681,365	158,491	1,610,363
Shares reacquired	(1,458,544)	(14,919,918)	(3,419,719)	(34,751,804)
Decrease	(1,021,651)	$(10,449,227)	(2,492,443)	$(25,326,098)

Class F Shares
Shares sold	463,314	$4,742,687	808,598	$8,183,961
Reinvestment of distributions	120,958	1,238,446	275,312	2,799,496
Shares reacquired	(1,864,800)	(19,061,143)	(3,978,642)	(40,209,214)
Decrease	(1,280,528)	$(13,080,010)	(2,894,732)	$(29,225,757)

Class F3 Shares
Shares sold	6,287,232	$64,550,985	10,118,593	$102,537,324
Reinvestment of distributions	415,021	4,252,680	716,304	7,298,581
Shares reacquired	(4,712,289)	(48,206,018)	(8,557,573)	(86,426,044)
Increase	1,989,964	$20,597,647	2,277,324	$23,409,861

Class I Shares
Shares sold	59,658,131	$612,459,504	94,367,146	$958,244,483
Reinvestment of distributions	3,015,630	30,882,618	5,316,230	54,145,140
Shares reacquired	(46,374,562)	(474,840,613)	(107,360,202)	(1,083,280,808)
Increase (decrease)	16,299,199	$168,501,509	(7,676,826)	$(70,891,185)

National	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	29,467,940	$309,694,906	69,788,527	$724,457,933
Reinvestment of distributions	4,498,306	47,130,781	8,094,456	84,253,985
Shares reacquired	(27,463,553)	(288,312,448)	(53,325,836)	(551,704,951)
Increase	6,502,693	$68,513,239	24,557,147	$257,006,967

Class C Shares
Shares sold	484,585	$5,099,718	942,131	$9,771,525
Reinvestment of distributions	79,199	830,767	172,598	1,795,567
Shares reacquired	(1,121,069)	(11,753,209)	(2,362,347)	(24,474,066)
Decrease	(557,285)	$(5,822,724)	(1,247,618)	$(12,906,974)

Class F Shares
Shares sold	420,194	$4,401,698	2,087,349	$21,089,393
Reinvestment of distributions	103,391	1,082,432	266,012	2,761,736
Shares reacquired	(1,573,489)	(16,503,118)	(4,002,770)	(41,446,446)
Decrease	(1,049,904)	$(11,018,988)	(1,649,409)	$(17,595,317)

Notes to Financial Statements (unaudited)(continued)

National	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	10,055,568	$105,413,672	22,107,409	$228,612,522
Reinvestment of distributions	974,269	10,198,141	1,561,340	16,259,694
Shares reacquired	(5,924,109)	(62,011,669)	(12,175,178)	(125,116,719)
Increase	5,105,728	$53,600,144	11,493,571	$119,755,497

Class I Shares
Shares sold	27,885,030	$292,778,723	78,535,986	$814,067,088
Reinvestment of distributions	2,173,568	22,754,507	3,462,908	36,072,026
Shares reacquired	(29,116,887)	(304,346,019)	(43,208,000)	(443,278,556)
Increase	941,711	$11,187,211	38,790,894	$406,860,558

High Income	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,897,205	$284,828,040	52,151,746	$558,676,538
Reinvestment of distributions	3,868,276	42,435,303	6,947,144	74,628,508
Shares reacquired	(23,388,005)	(257,025,758)	(43,799,732)	(465,898,841)
Increase	6,377,476	$70,237,585	15,299,158	$167,406,205

Class C Shares
Shares sold	1,145,672	$12,608,257	1,765,117	$18,944,541
Reinvestment of distributions	205,875	2,259,102	446,335	4,786,662
Shares reacquired	(2,047,665)	(22,489,365)	(4,861,990)	(51,888,761)
Decrease	(696,118)	$(7,622,006)	(2,650,538)	$(28,157,558)

Class F Shares
Shares sold	435,898	$4,781,670	1,022,752	$10,793,489
Reinvestment of distributions	158,702	1,743,838	402,922	4,318,227
Shares reacquired	(3,025,596)	(33,299,559)	(4,871,935)	(51,514,143)
Decrease	(2,430,996)	$(26,774,051)	(3,446,261)	$(36,402,427)

Class F3 Shares
Shares sold	4,424,228	$48,458,364	6,598,739	$70,424,087
Reinvestment of distributions	383,620	4,199,751	619,706	6,651,490
Shares reacquired	(2,173,656)	(23,809,969)	(4,443,345)	(46,908,409)
Increase	2,634,192	$28,848,146	2,775,100	$30,167,168

Class I Shares
Shares sold	35,355,841	$388,014,373	77,485,314	$823,395,967
Reinvestment of distributions	3,286,183	35,981,511	5,485,797	58,888,365
Shares reacquired	(25,579,093)	(280,119,210)	(52,553,924)	(554,474,456)
Increase	13,062,931	$143,876,674	30,417,187	$327,809,876

Notes to Financial Statements (unaudited)(continued)

Short Duration High Income	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,468,821	$164,091,129	16,100,631	$227,346,901
Reinvestment of distributions	592,731	8,475,723	865,187	12,232,826
Shares reacquired	(3,718,723)	(53,232,722)	(7,459,418)	(104,862,047)
Increase	8,342,829	$119,334,130	9,506,400	$134,717,680

Class C Shares
Shares sold	361,048	$5,163,789	484,575	$6,838,819
Reinvestment of distributions	25,596	366,054	47,497	670,972
Shares reacquired	(290,975)	(4,161,208)	(442,559)	(6,236,978)
Increase	95,669	$1,368,635	89,513	$1,272,813

Class F Shares
Shares sold	118,437	$1,695,814	389,729	$5,447,630
Reinvestment of distributions	17,000	243,100	44,631	629,309
Shares reacquired	(212,636)	(3,044,408)	(852,394)	(11,992,743)
Decrease	(77,199)	$(1,105,494)	(418,034)	$(5,915,804)

Class F3 Shares
Shares sold	1,509,708	$21,588,701	2,480,479	$34,867,355
Reinvestment of distributions	87,573	1,252,188	124,730	1,763,206
Shares reacquired	(433,751)	(6,204,844)	(1,637,174)	(22,917,481)
Increase	1,163,530	$16,636,045	968,035	$13,713,080

Class I Shares
Shares sold	25,660,232	$367,124,039	53,043,819	$746,520,596
Reinvestment of distributions	1,511,757	21,617,976	2,299,047	32,530,816
Shares reacquired	(15,167,255)	(216,997,944)	(25,227,624)	(354,863,556)
Increase	12,004,734	$171,744,071	30,115,242	$424,187,856

California	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,200,266	$52,751,182	13,083,533	$131,047,706
Reinvestment of distributions	665,416	6,733,960	1,180,461	11,916,739
Shares reacquired	(4,229,192)	(42,846,736)	(9,070,571)	(90,849,925)
Increase	1,636,490	$16,638,406	5,193,423	$52,114,520

Class C Shares
Shares sold	190,189	$1,941,275	485,872	$4,915,824
Reinvestment of distributions	21,894	221,693	47,529	479,600
Shares reacquired	(426,974)	(4,316,866)	(740,947)	(7,478,376)
Decrease	(214,891)	$(2,153,898)	(207,546)	$(2,082,952)

Class F Shares
Shares sold	241,313	$2,430,439	967,474	$9,637,066
Reinvestment of distributions	19,147	193,874	37,418	378,590
Shares reacquired	(678,733)	(6,816,969)	(614,205)	(6,131,825)
Increase (decrease)	(418,273)	$(4,192,656)	390,687	$3,883,831

Notes to Financial Statements (unaudited)(continued)

California		Six Months Ended March 31, 2025 (unaudited )	Year Ended September 30, 2024
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,067,189	$10,824,588	2,319,004	$23,322,491
Reinvestment of distributions	109,023	1,102,799	182,130	1,838,410
Shares reacquired	(628,266)	(6,358,470)	(1,491,244)	(14,835,695)
Increase	547,946	$5,568,917	1,009,890	$10,325,206

Class I Shares
Shares sold	2,907,666	$29,480,183	9,148,226	$92,104,562
Reinvestment of distributions	228,250	2,308,088	379,571	3,834,185
Shares reacquired	(2,676,543)	(27,082,746)	(5,303,164)	(52,754,322)
Increase	459,373	$4,705,525	4,224,633	$43,184,425

New Jersey	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,601,051	$21,783,779	7,632,346	$35,975,977
Reinvestment of distributions	290,198	1,372,475	461,873	2,177,577
Shares reacquired	(2,578,944)	(12,235,413)	(3,575,896)	(16,864,980)
Increase	2,312,305	$10,920,841	4,518,323	$21,288,574

Class F Shares
Shares sold	11,662	$55,212	167,784	$787,584
Reinvestment of distributions	8,506	40,280	22,344	105,213
Shares reacquired	(107,197)	(509,533)	(393,820)	(1,855,462)
Decrease	(87,029)	$(414,041)	(203,692)	$(962,665)

Class F3 Shares
Shares sold	28,658	$136,016	234,483	$1,114,745
Reinvestment of distributions	9,409	44,577	14,003	66,109
Shares reacquired	(92,469)	(430,337)	(61,471)	(287,684)
Increase (decrease)	(54,402)	$(249,744)	187,015	$893,170

Class I Shares
Shares sold	1,936,824	$9,181,313	3,468,564	$16,344,963
Reinvestment of distributions	82,087	388,754	128,020	604,397
Shares reacquired	(637,105)	(3,024,507)	(1,613,138)	(7,589,019)
Increase	1,381,806	$6,545,560	1,983,446	$9,360,341

New York	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,015,330	$64,051,350	13,575,400	$144,378,225
Reinvestment of distributions	574,951	6,116,156	938,378	9,955,744
Shares reacquired	(4,787,376)	(50,960,216)	(7,014,215)	(73,999,182)
Increase	1,802,905	$19,207,290	7,499,563	$80,334,787

Notes to Financial Statements (unaudited)(concluded)

New York	Six Months Ended March 31, 2025 (unaudited	)	Year Ended September 30, 2024
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	241,760	$2,571,136	431,344	$4,588,622
Reinvestment of distributions	19,442	206,533	37,363	395,251
Shares reacquired	(272,875)	(2,899,085)	(602,710)	(6,360,926)
Decrease	(11,673)	$(121,416)	(134,003)	$(1,377,053)

Class F Shares
Shares sold	88,275	$943,757	471,608	$5,046,265
Reinvestment of distributions	12,736	135,623	22,626	240,409
Shares reacquired	(171,979)	(1,841,970)	(284,182)	(3,042,979)
Increase (decrease)	(70,968)	$(762,590)	210,052	$2,243,695

Class F3 Shares
Shares sold	95,027	$1,012,528	358,466	$3,815,825
Reinvestment of distributions	9,498	101,067	11,792	125,402
Shares reacquired	(37,999)	(404,006)	(90,078)	(950,857)
Increase	66,526	$709,589	280,180	$2,990,370

Class I Shares
Shares sold	4,210,017	$44,763,317	6,750,679	$71,512,808
Reinvestment of distributions	189,167	2,012,688	287,663	3,054,994
Shares reacquired	(2,170,573)	(23,122,337)	(4,096,431)	(43,347,197)
Increase	2,228,611	$23,653,668	2,941,911	$31,220,605

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

Lord Abbett Municipal Income Fund, Inc.

(Lord Abbett California Tax Free Fund, Lord Abbett High Income Municipal Bond Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett National Tax Free Fund, Lord Abbett New Jersey Tax Free Fund, Lord Abbett New York Tax Free Fund, Lord Abbett Short Duration High Income Municipal Bond Fund, and Lord Abbett Short Duration Tax Free Fund)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate market places. The Board considered the fact that in many instances fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2024. As to California Tax Free Fund, National Tax Free Fund, High Income Municipal Bond Fund, New York Tax Free Fund and Short Duration Tax Free Fund, the Board observed that each Fund’s investment performance was above the median of its performance peer group for the ten-year period, but below the median of its performance peer group for the one-, three- and five-year periods. As to New Jersey Tax Free Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the ten-year period, but equal to the median of its performance peer group for the one-year period and below the median of its performance peer group for the three- and five-year periods. As to Intermediate Tax Free Fund, the Board observed that the Fund’s investment performance was above the median of its performance peer group for the one-year period, but equal to the median of its performance peer group for the ten-year period and below the median of its performance peer group for the three- and five-year periods. As to Short Duration High Income Municipal Bond Fund, the Board observed that the Fund’s investment performance was below the median of its performance peer group for the one-, three- and five-year periods. In each case, the Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of High Income Municipal Bond Fund, National Tax Free Fund, Short Duration High Income Municipal Bond Fund and California Tax Free Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to each of Intermediate Tax Free Fund, New Jersey Tax Free Fund, New York Tax Free Fund and Short Duration Tax Free Fund, the Board observed that the net total expense ratio of the Fund was the same as the median of the expense peer group. As to each of High Income Municipal Bond Fund and Short Duration High Income Municipal Bond Fund, the Board observed that the actual management fee was below the median of the expense peer group. As to each of National Tax Free Fund, New Jersey Tax Free Fund, California Tax Free Fund, Intermediate Tax Free Fund, New York Tax Free Fund and Short Duration Tax Free Fund, the Board observed that the actual management fee was the same as the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and, with respect to each of Short Duration Tax Free Fund, New Jersey Tax Free Fund and Short Duration High Income Municipal Bond Fund, the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Income Municipal Bond Fund

Lord Abbett Short Duration High Income Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3 (05/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)
Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 28, 2025

	By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: May 28, 2025